UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2012

Date of reporting period:	6/30/2012

Item 1 – Reports to Stockholders

The MEDLEY Program

SEMIANNUAL REPORT • JUNE 30, 2012

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

The views expressed in this report and information about the Account’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Please note that this document may include prospectus supplements that are separate from and not a part of the semiannual report.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

This report includes the financial statements of VCA-10, VCA-11, and the portfolios of The Prudential Series Fund (the “Funds”) available through VCA-24.

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of each Account’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call 800-458-6333 to obtain a description of the Account’s proxy voting policies and procedures. Information regarding how the Account’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov and on the Account’s website.

The Account’s Statement of Additional Information contains additional information about the Accounts’ Committee Members and is available without charge upon request by calling 800-458-6333.

Each Account files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential MEDLEY Program Table of Contents	Semiannual Report	June 30, 2012

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential MEDLEY Program Letter to Participants	June 30, 2012

■	DEAR PARTICIPANT:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This MEDLEY Program semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker	Robert F. O’Donnell
President,	President,
The Prudential Variable Contract Accounts 10 & 11	The Prudential Series Fund

July 31, 2012

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) Presentation of Portfolio Holdings — unaudited	June 30, 2012

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.2%
Exxon Mobil Corp.	1.6%
Government National Mortgage Association, 4.000%, TBA 30 YR	1.0%
Federal National Mortgage Association, 3.500%, TBA 30 YR	0.9%
Microsoft Corp.	0.9%

Diversified Bond
Allocation	(% of Net Assets	)
Corporate Bonds	43.6%
Commercial Mortgage-Backed Securities	15.4%
Mortgage-Backed Securities	6.4%
Non-Residential Mortgage-Backed Securities	5.7%
Residential Mortgage-Backed Securities	4.5%

Equity
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	4.2%
UnitedHealth Group, Inc.	2.6%
National Oilwell Varco, Inc.	2.1%
MasterCard, Inc. (Class A Stock)	2.0%
Comcast Corp. (Class A Stock)	1.9%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.2%
Exxon Mobil Corp.	2.1%
Chevron Corp.	1.4%
Microsoft Corp.	1.3%
General Electric Co.	1.2%

Global
Top Five Countries	(% of Net Assets	)
United States	49.0%
United Kingdom	11.4%
Japan	7.6%
Germany	4.5%
France	3.5%

Government Income
Allocation	(% of Net Assets	)
Mortgage-Backed Securities	42.3%
U.S. Treasury Securities	35.8%
Commercial Mortgage-Backed Securities	15.1%
U.S. Government Agency Obligations	1.8%
Corporate Bonds	1.5%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	4.3%
Exxon Mobil Corp.	3.2%
Microsoft Corp.	1.8%
International Business Machines Corp.	1.8%
General Electric Co.	1.8%

VCA-10
Five Largest Holdings	(% of Net Assets	)
Wells Fargo & Co.	2.8%
Comcast Corp. (Class A Stock)	2.4%
Bunge Ltd.	2.3%
Apple, Inc.	2.1%
Flextronics International Ltd.	2.1%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2012

LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 4.7%
Boeing Co. (The)	33,207	$2,467,280
Precision Castparts Corp.	16,803	2,763,926
TransDigm Group, Inc.(a)	12,316	1,654,039

		6,885,245

Airlines — 1.9%
United Continental Holdings, Inc.(a)	112,530	2,737,855

Auto Components — 1.8%
Lear Corp.	69,296	2,614,538

Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc.(a)	20,685	2,054,021

Capital Markets — 2.8%
Goldman Sachs Group, Inc. (The)	22,753	2,181,103
Morgan Stanley	134,951	1,968,935

		4,150,038

Chemicals — 2.1%
Mosaic Co. (The)	55,857	3,058,729

Commercial Banks — 4.4%
PNC Financial Services Group, Inc.	38,821	2,372,351
Wells Fargo & Co.	121,868	4,075,266

		6,447,617

Communications Equipment — 1.4%
JDS Uniphase Corp.(a)	194,351	2,137,861

Computers & Peripherals — 2.4%
Apple, Inc.(a)	5,257	3,070,088
EMC Corp.(a)	19,200	492,096

		3,562,184

Construction & Engineering — 1.0%
Chicago Bridge & Iron Co. NV	40,547	1,539,164

Diversified Financial Services — 3.3%
Citigroup, Inc.	65,846	1,804,839
JPMorgan Chase & Co.	84,302	3,012,110

		4,816,949

Diversified Telecommunication Services — 1.5%
Vivendi SA, ADR (France)	119,456	2,199,424

Electric Utilities — 1.7%
Exelon Corp.	65,867	2,477,917

Electronic Equipment & Instruments — 2.1%
Flextronics International Ltd.(a)	493,510	3,059,762

Energy Equipment & Services — 3.9%
Ensco PLC	39,770	1,867,997
Halliburton Co.	61,011	1,732,102
National Oilwell Varco, Inc.	34,606	2,230,011

		5,830,110

Food & Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	33,908	2,364,066

Food Products — 6.6%
Bunge Ltd.	52,985	3,324,279
Kraft Foods, Inc. (Class A Stock)	51,355	1,983,330

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Food Products (continued)
Smithfield Foods, Inc.(a)	97,994	$2,119,610
Tyson Foods, Inc. (Class A Stock)	123,800	2,331,154

		9,758,373

Healthcare Providers & Services — 3.3%
HCA Holdings, Inc.	81,120	2,468,482
UnitedHealth Group, Inc.	41,705	2,439,743

		4,908,225

Hotels, Restaurants & Leisure — 1.6%
International Game Technology	154,841	2,438,746

Independent Power Producers & Energy Traders — 2.0%
Calpine Corp.(a)	174,928	2,888,061

Insurance — 2.5%
Arch Capital Group Ltd.(a)	33,597	1,333,465
MetLife, Inc.	78,691	2,427,617

		3,761,082

Internet Software & Services — 2.7%
Baidu, Inc., ADR (China)(a)	17,883	2,056,187
LinkedIn Corp.(a)	18,112	1,924,762

		3,980,949

IT Services — 1.7%
MasterCard, Inc.	5,682	2,443,885

Machinery — 1.7%
Ingersoll-Rand PLC	58,983	2,487,903

Media — 5.7%
Comcast Corp. (Class A Stock)	108,811	3,478,688
Liberty Global, Inc. (Series C)(a)	57,092	2,726,143
Viacom, Inc. (Class B Stock)	46,312	2,177,590

		8,382,421

Metals & Mining — 4.4%
Freeport-McMoRan Copper & Gold, Inc.	65,576	2,234,174
Goldcorp, Inc.	65,880	2,475,770
Kinross Gold Corp.	213,352	1,738,819

		6,448,763

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	41,397	2,740,481
EOG Resources, Inc.	21,640	1,949,980
Noble Energy, Inc.	31,554	2,676,410
Occidental Petroleum Corp.	31,674	2,716,679
Suncor Energy, Inc.	74,812	2,165,807
Trident Resources Corp., Private Placement (original cost $1,639,692; purchased 6/30/2010)(a)(b)(c)	4,067	1,885,824

		14,135,181

Pharmaceuticals — 8.9%
Allergan, Inc.	23,737	2,197,334
Novo-Nordisk A/S, ADR (Denmark)	18,232	2,649,839
Pfizer, Inc.	98,314	2,261,222
Sanofi, ADR (France)	45,806	1,730,551

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF

VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2012

COMMON STOCKS
(continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Shire PLC, ADR (Ireland)	24,474	$2,114,309
Teva Pharmaceutical Industries Ltd., ADR (Israel)	54,310	2,141,986

		13,095,241

Road & Rail — 1.5%
Union Pacific Corp.	19,211	2,292,064

Semiconductors & Semiconductor Equipment — 2.3%
Broadcom Corp.	41,861	1,414,902
Marvell Technology Group Ltd.	175,434	1,978,896

		3,393,798

Software — 1.5%
Salesforce.com, Inc.(a)	16,273	2,249,905

Specialty Retail — 1.3%
Staples, Inc.	150,386	1,962,537

Textiles, Apparel & Luxury Goods — 2.5%
Lululemon Athletica, Inc.(a)	31,496	1,878,107
Ralph Lauren Corp.	13,226	1,852,434

		3,730,541

Wireless Telecommunication Services — 2.1%
MetroPCS Communications, Inc.(a)	301,326	1,823,022
NII Holdings, Inc.(a)	127,226	1,301,522

		3,124,544

TOTAL COMMON STOCKS (cost $131,829,282)		147,417,699

RIGHTS	Units	Value (Note 2)

Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, expiring 6/30/15 (original cost $0; purchased 6/30/2010)(a)(b)(c)	1,512	$—

TOTAL INVESTMENTS — 99.9% (cost $131,829,282)		$147,417,699

OTHER ASSETS, LESS LIABILITIES — 0.1%
Dividends and Interest Receivable		$120,050
Cash		100,189
Payable for Pending Capital Transactions		(135,718)

OTHER ASSETS IN EXCESS OF LIABILITIES		84,521

NET ASSETS — 100%		$147,502,220

NET ASSETS, representing:
Equity of Participants		$147,515,613
Equity of The Prudential Insurance Company of America		(13,393)

		$147,502,220

(a)	Non-income producing security.

(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $1,639,692. The aggregate value of $1,885,824 is approximately 1.3% of net assets.

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVR	Contingent Value Rights

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2012

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$145,531,875	$—	$1,885,824
Rights	—	—	—

Total	$145,531,875	$—	$1,885,824

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2011	$2,004,064
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(118,240)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/2012	$1,885,824

*	Of which $(118,240) was included in Net Assets relating to securities held at reporting period end.

Included in the table above, under Level 3 securities, are common stock and rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For the rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2012 were as follows:

Oil, Gas & Consumable Fuels	9.6%
Pharmaceuticals	8.9
Food Products	6.6
Media	5.7
Aerospace and Defense	4.7
Commercial Banks	4.4
Metals & Mining	4.4
Energy Equipment & Services	3.9
Diversified Financial Services	3.3
Healthcare Providers & Services	3.3
Capital Markets	2.8
Internet Software & Services	2.7
Insurance	2.5
Textiles, Apparel & Luxury Goods	2.5
Computers and Peripherals	2.4
Semiconductors & Semiconductor Equipment	2.3
Chemicals	2.1
Energy Equipment & Instruments	2.1
Wireless Telecommunication Services	2.1
Independent Power Producers & Energy Traders	2.0
Airlines	1.9
Auto Components	1.8
Electric Utilities	1.7
IT Services	1.7

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2012

Machinery	1.7%
Food & Staples Retailing	1.6
Hotels, Restaurants & Leisure	1.6
Diversified Telecommunication Services	1.5
Road & Rail	1.5
Software	1.5
Biotechnology	1.4
Communications Equipment	1.4
Specialty Retail	1.3
Construction & Engineering	1.0

99.9
Other assets in excess of liabilities	0.1

100.0%

The Account invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Account’s financial position and financial performance as reflected in the Statement of Net Assets and Statement of Operations is presented in the summary below.

At June 30, 2012, the Account held derivatives not accounted for as hedging instruments. These equity contracts have a fair value at June 30, 2012 of $0 and are presented in the Statement of Net Assets as such.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2012 are as follows:

For the six months ended June 30, 2012, the Account did not have any realized gain or (loss) or change in unrealized appreciation or (depreciation) on derivatives recognized in income on the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $18,869 foreign withholding tax)	$1,076,218
Affiliated Dividend Income	1,461
Total Income	1,077,679
EXPENSES
Fees Charged to Participants for Investment Management Services	(200,346)
Fees Charged to Participants for Administrative Expenses	(557,480)
Total Expenses .	(757,826)
NET INVESTMENT INCOME	319,853
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	3,297,758
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,270,402
NET GAIN ON INVESTMENTS	4,568,160
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,888,013

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
OPERATIONS
Net Investment Income	$319,853	$828,194
Net Realized Gain on Investment Transactions	3,297,758	13,028,100
Net Change In Unrealized Appreciation (Depreciation) on Investments	1,270,402	(26,495,327)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,888,013	(12,639,033)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	2,837,824	17,515,149
Withdrawals and Transfers Out	(16,375,369)	(34,097,838)
Annual Account Charges Deducted from Participants’ Accounts	(807)	(24,271)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(13,538,352)	(16,606,960)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(70,994)	68,084
TOTAL DECREASE IN NET ASSETS	(8,721,333)	(29,177,909)
NET ASSETS
Beginning of period	156,223,553	185,401,462
End of period	$147,502,220	$156,223,553

Accumulation Unit Values and Equity Of Participants as of June 30, 2012
Standard Contract:
Accumulation Unit Value and Equity Of Participants, $135,550,026 / 14,126,370 outstanding Accumulation Units	$9.5955

0.50% Contract:
Accumulation Unit Value and Equity Of Participants, $2,153,928 / 207,212 outstanding Accumulation Units	$10.3948

0.45% Contract:
Accumulation Unit Value and Equity Of Participants, $9,811,659 / 943,242 outstanding Accumulation Units	$10.4021

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR

VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2012						Period Ended December 31, 2011
	Standard Contract		0.50% Contract		0.45% Contract		Standard Contract	0.50% Contract	0.45% Contract†
Investment Income	$.0679		$.0733		$.0734		$.1448	$.1559	$.1203
Expenses
Investment management fee	(.0125)		(.0135)		(.0135)		(.0250)	(.0270)	(.0200)
Administrative expenses	(.0372)		(.0135)		(.0108)		(.0749)	(.0270)	(.0160)
Net Investment Income	.0182		.0463		.0491		.0449	.1019	.0843
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	.2175		.2340		.2340		(.7945)	(.8579)	(1.5558)
Net Increase (Decrease) in Accumulation Unit Value	.2357		.2803		.2831		(.7496)	(.7560)	(1.4715)
Accumulation Unit Value
Beginning of period	9.3598		10.1145		10.1190		10.1094	10.8705	11.5905
End of period	$9.5955		$10.3948		$10.4021		$9.3598	$10.1145	$10.1190
Total Return**	2.52%		2.77%		2.80%		(7.41%)	(6.95%)	(12.70%)
Ratio of Expenses To Average Net Assets***	1.00	%††	.50	%††	.45	%††	1.00%	.50%	.45%††
Ratio of Net Investment Income To Average Net Assets***	.18	%††	.43	%††	.46	%††	.44%	.94%	1.03%††
Portfolio Turnover Rate	27	%†††	27	%†††	27	%†††	56%	56%	56%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	14,126		207		943		15,386	205	1,001

†	Inception Date — April 1, 2011.
††	Annualized.
†††	Not Annualized.

	Year Ended December 31,
	2010	2009	2008	2007
Investment Income	$.1531	$.1215	$.1628	$.1753
Expenses
Investment management fee	(.0227)	(.0186)	(.0226)	(.0274)
Administrative expenses	(.0678)	(.0557)	(.0677)	(.0821)
Net Investment Income	.0626	.0472	.0725	.0658
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	.9846	2.8854	(4.8662)	.5349
Net Increase (Decrease) in Accumulation Unit Value	1.0472	2.9326	(4.7937)	.6007
Accumulation Unit Value
Beginning of year	9.0708	6.1382	10.9319	10.3312
End of year	$10.1180	$9.0708	$6.1382	$10.9319
Total Return**	11.54%	47.78%	(43.85%)	5.81%
Ratio of Expenses To Average Net Assets***	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.69%	1.00%	1.01%	.60%
Portfolio Turnover Rate	70%	62%	81%	65%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	18,330	20,072	21,633	24,945

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-10 contracts (the “Standard Contracts”), with total annual expenses of 1.00% (as a percentage of net assets). It also issues contracts with lower administrative expenses where warranted by economies of scale and the expense characteristics of the Contract-holder’s retirement arrangement. Prior to January 1, 2011, PICA issued standard contracts and contracts with annual expenses of 0.50% (as a percentage of net assets) (the “0.50% contracts”). The Accumulation Units Values were previously shown on a combined basis. During 2011, PICA issued VCA-10 contract with annual expenses of 0.45% (as a percentage of net assets) (the “0.45% contracts”). The financial statements now show separate Accumulation Units Values for each type of contract.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation: The Account holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members have delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Account’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Account to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Account’s Committee at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Account’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

VCA-10 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the six months ended by cancelling Units.

Note 4:	Other Transactions with Affiliates

During the six months ended June 30, 2012, the Account invested in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2012, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $42,458,237 and $51,523,271, respectively.

Note 6:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively, are as follows:

Standard Contracts	Units	Amount
Six months ended June 30, 2012:
Account units issued	269,475	$2,720,788
Account units redeemed	(1,529,403)	(15,653,008)

Net increase (decrease) in units outstanding	(1,259,928)	$(12,932,220)

Year ended December 31, 2011:
Account units issued	499,673	$5,016,579
Account units redeemed	(3,237,565)	(33,240,098)

Net increase (decrease) in units outstanding	(2,737,892)	$(28,223,519)

0.50% Contracts
Six months ended June 30, 2012:
Account units issued	5,902	$63,371
Account units redeemed	(3,363)	(34,681)

Net increase (decrease) in units outstanding	2,539	$28,690

Year ended December 31, 2011:
Account units issued	25,294	$270,939
Account units redeemed	(25,983)	(272,165)

Net increase (decrease) in units outstanding	(689)	$(1,226)

0.45% Contracts
Six months ended June 30, 2012:
Account units issued	4,698	$53,665
Account units redeemed	(62,367)	(687,680)

Net increase (decrease) in units outstanding	(57,669)	$(634,015)

Period ended December 31, 2011:
Account units issued	1,054,937	$12,227,631
Account units redeemed	(54,026)	(585,575)

Net increase (decrease) in units outstanding	1,000,911	$11,642,056

Note 7:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 8:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the six months ended June 30, 2012, $94,414 in participant loans were withdrawn from VCA-10 and $65,051 of principal and interest was repaid to VCA-10. For the year ended December 31, 2011, $385,475 in participant loans were withdrawn from VCA-10 and $173,744 of principal and interest was repaid to VCA-10.

Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2012, PICA has advised the Account that it received $651 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 9.	New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2012

SHORT-TERM INVESTMENTS — 102.3%	Principal Amount (000)	Value (Note 2)

Certificates of Deposit — 13.3%
Bank of Nova Scotia 0.210%, 09/10/2012	$400	$400,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.360%, 08/03/2012	500	500,000
0.650%, 07/09/2012	300	300,019
Barclays Bank PLC 0.736%, 08/02/2012(b)	500	500,000
Branch Banking & Trust Co. 0.220%, 07/02/2012	500	500,000
Canadian Imperial Bank of Commerce 0.666%, 11/05/2012(b)	216	216,174
0.767%, 11/21/2012(b)	500	500,497
Norinchukin Bank (NY Branch) 0.190%, 07/11/2012	400	400,000
Rabobank Nederland NV 0.660%, 07/30/2012	425	425,000
0.680%, 08/01/2012	350	350,102
Societe Generale 0.300%, 07/03/2012	500	500,000
State Street Bank & Trust Co. 0.220%, 08/30/2012	350	350,000

		4,941,792

Commercial Paper — 33.9%
ABN AMRO Funding USA LLC, 144A 0.530%, 09/19/2012(a)	500	499,404
AXA Financial, Inc., 144A 0.370%, 07/05/2012(a)	400	399,979
BASF AG, 144A 0.220%, 08/20/2012(a)	400	399,875
BHP Billiton Finance (USA) Ltd., 144A 0.170%, 07/02/2012(a)	500	499,995
BMW US Capital LLC 0.716%, 07/25/2012(b)	490	490,118
BNP Paribas Finance, Inc. 0.120%, 07/02/2012(a)	500	499,997
Credit Agricole North America 0.300%, 07/05/2012(a)	500	499,979
Credit Suisse (NY Branch) 0.330%, 09/10/2012(a)	400	399,736
DNB Bank ASA, 144A 0.525%, 09/12/2012(a)	500	499,460
Electricite de France, 144A 0.350%, 07/27/2012(a)	500	499,869
GDF Suez, 144A 0.250%, 07/27/2012(a)	400	399,925
HSBC USA, Inc. 0.300%, 08/16/2012(a)	689	688,730
International Finance Corp. 0.125%, 07/24/2012(a)	500	499,958
JP Morgan Chase & Co. 0.291%, 09/12/2012(b)	500	500,000
New York Life Capital Corp., 144A 0.180%, 07/16/2012(a)	400	399,968

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)

Commercial Paper (continued)
PNC Bank National Association 0.210%, 08/16/2012(a)	$500	$499,863
Schlumberger Holdings Corp., 144A 0.250%, 08/14/2012(a)	400	399,875
Siemens Capital Co. LLC, 144A 0.190%, 08/13/2012(a)	500	499,884
Skandinaviska Enskilda Banken AB, 144A 0.370%, 07/31/2012(a)	500	499,841
Standard Chartered Bank, 144A 0.400%, 10/09/2012(a)	400	399,551
State Street Corp. 0.220%, 08/29/2012(a)	500	499,817
Sumitomo Mitsui Banking Corp., 144A 0.370%, 07/18/2012(a)	500	499,908
Svenska Handelsbanken Inc., 144A 0.300%, 09/07/2012(a)	500	499,713
Swedbank AB 0.490%, 08/28/2012(a)	500	499,598
Total Capital Canada Ltd., 144A 0.200%, 08/17/2012(a)	350	349,907
US Bank National Association 0.200%, 08/30/2012	400	400,000
Westpac Banking Corp., 144A 0.250%, 09/19/2012(a)	350	349,803

		12,574,753

Other Instruments – Corporate Bonds — 5.4%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.596%, 08/02/2012(b)	250	250,074
MetLife Institutional Funding II, Sec’d. Notes, 144A 0.718%, 04/03/2013(b)	500	500,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN 0.666%, 11/09/2012(b)	250	250,000
0.713%, 04/03/2013(b)	250	250,000
Wachovia Corp., Sr. Unsec’d. Notes, MTN 2.236%, 05/01/2013(b)	359	364,149
Wells Fargo & Co., Sr. Unsec’d. Notes 5.250%, 10/23/2012	360	365,458

		1,979,681

U.S. Government Agency Obligations — 28.9%
Federal Home Loan Bank 0.110%, 07/05/2012(a)	800	799,987
0.130%, 07/13/2012(a)	750	749,966
0.130%, 08/29/2012(a)	500	499,892
0.150%, 10/30/2012(a)	500	499,746
Federal Home Loan Mortgage Corp. 0.110%, 10/24/2012(a)	300	299,894
0.120%, 07/24/2012(a)	1,000	999,916
0.120%, 08/28/2012(a)	500	499,902
0.120%, 09/11/2012(a)	500	499,878
0.125%, 09/19/2012(a)	300	299,919

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2012

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)

U.S. Government Agency Obligations (continued)
0.130%, 10/10/2012(a)	$500	$499,816
0.130%, 10/25/2012(a)	250	249,894
0.140%, 10/16/2012(a)	500	499,790
0.150%, 10/30/2012(a)	500	499,746
0.150%, 11/01/2012(a)	500	499,742
1.125%, 07/27/2012	500	500,369
Federal National Mortgage Association 0.110%, 09/20/2012(a)	400	399,900
0.120%, 08/30/2012(a)	500	499,898
0.265%, 08/23/2012(b)	600	600,054
0.273%, 10/18/2012(b)	500	500,275
0.625%, 09/24/2012	825	825,903

		10,724,487

U.S. Treasury Obligations — 6.8%
U.S. Treasury Bills 0.100%, 07/12/2012(a)	700	699,977
0.145%, 08/16/2012	500	499,905
U.S. Treasury Notes 0.500%, 11/30/2012	500	500,664
2.875%, 01/31/2013	300	304,717
4.125%, 08/31/2012	500	503,391

		2,508,654

Repurchase Agreements(c) — 14.0%
BNP Paribas Securities Corp. 0.18%, dated 06/27/2012, due 07/05/2012 in the amount of $500,020 (cost $500,000)	500	500,000
BNP Paribas Securities Corp. 0.19%, dated 06/25/2012, due 07/02/2012 in the amount of $465,017 (cost $465,000)	465	465,000
Credit Suisse Securities, Inc. 0.19%, dated 06/25/2012, due 07/02/2012 in the amount of $400,015 (cost $400,000)	400	400,000
Credit Suisse Securities, Inc. 0.21%, dated 06/04/2012, due 07/02/2012 in the amount of $400,065 (cost $400,000)	400	400,000
Credit Suisse Securities, Inc. 0.21%, dated 06/29/2012, due 07/31/2012 in the amount of $500,093 (cost $500,000)(d)	500	500,000

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)

Repurchase Agreements(c) (continued)
Deutsche Bank Securities, Inc. 0.19%, dated 06/25/2012, due 07/02/2012 in the amount of $500,018 (cost $500,000)	$500	$500,000
Goldman Sachs & Co. 0.20%, dated 06/28/2012, due 07/05/2012 in the amount of $1,000,039 (cost $1,000,000)	1,000	1,000,000
Goldman Sachs & Co. 0.20%, dated 06/29/2012, due 07/06/2012 in the amount of $935,036 (cost $935,000)	935	935,000
UBS Securities LLC 0.20%, dated 06/25/2012, due 07/25/2012 in the amount of $500,083 (cost $500,000)(d)	500	500,000

		5,200,000

TOTAL INVESTMENTS — 102.3% (cost $37,929,367)		$37,929,367

LIABILITIES LESS, OTHER ASSETS — (2.3)%
Interest Receivable		$27,399
Cash		663
Payable for Pending Capital Transactions		(25,825)
Payable for Securities Purchased		(869,963)

LIABILITIES IN EXCESS OF OTHER ASSETS		(867,726)

NET ASSETS — 100%		$37,061,641

NET ASSETS, representing:
Equity of Participants		$37,063,005
Equity of The Prudential Insurance Company of America		(1,364)

		$37,061,641

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.

(c)	Repurchase agreements are collaterized by FHLMC (coupon rates 3.50%-8.00%, maturity dates 07/01/2012-03/01/2041) and FNMA (coupon rates 3.50%-8.00%, maturity dates 07/01/2012-06/01/2042), with the aggregate value, including accrued interest, of $5,308,319.

(d)	Indicates a security that has been deemed illiquid.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2012

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	4,941,792	$—
Commerical Paper	—	12,574,753	—
Other Instruments – Corporate Bonds	—	1,979,681	—
U.S. Government Agency Obligations	—	10,724,487	—
U.S. Treasury Obligations	—	2,508,654	—
Repurchase Agreements	—	5,200,000	—

Total	$—	$37,929,367	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage on net assets as of June 30, 2012 were as follows:

Commercial Paper	33.9%
U.S. Government Agency Obligations	28.9
Repurchase Agreements	14.0
Certificates of Deposit	13.3
U.S. Treasury Obligations	6.8
Other Instruments – Corporate Bonds	5.4

102.3
Liabilities in excess of other assets	(2.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated Interest Income	$44,588
EXPENSES
Fees Charged to Participants for Investment Management Services	(46,492)
Fees Charged to Participants for Administrative Expenses	(130,826)
Total Expenses	(177,318)
NET INVESTMENT LOSS	(132,730)
Realized Gain on Investment Transactions	871
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(131,859)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
OPERATIONS
Net Investment Loss	$(132,730)	$(304,418)
Net Realized Gain on Investment Transactions	871	856
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(131,859)	(303,562)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	1,756,609	6,296,546
Withdrawals and Transfers Out	(3,077,406)	(10,401,503)
Annual Account Charges Deducted from Participants’ Accounts	(652)	(19,612)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(1,321,449)	(4,124,569)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(19,527)	(2,822)
TOTAL DECREASE IN NET ASSETS	(1,472,835)	(4,430,953)
NET ASSETS
Beginning of period	38,534,476	42,965,429
End of period	$37,061,641	$38,534,476

Accumulation Unit Values and Equity Of Participants as of June 30, 2012
Standard Contract:
Accumulation Unit Value and Equity Of Participants, $33,755,728 / 10,266,982 outstanding Accumulation Units	$3.2878

0.50% Contract:
Accumulation Unit Value and Equity Of Participants, $1,753,397 / 496,467 outstanding Accumulation Units	$3.5317

0.45% Contract:
Accumulation Unit Value and Equity Of Participants, $1,553,880 / 439,665 outstanding Accumulation Units	$3.5342

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Period Ended June 30, 2012						Period Ended December 31, 2011
	Standard Contract		0.50% Contract		0.45% Contract		Standard Contract	0.50% Contract	0.45% Contract†
Investment Income	$.0040		$.0042		$.0042		$.0070	$.0073	$.0051
Expenses
Investment management fee	(.0041)		(.0044)		(.0044)		(.0083)	(.0088)	(.0067)
Administrative expenses	(.0123)		(.0044)		(.0035)		(.0248)	(.0088)	(.0053)
Net Investment Loss	(.0124)		(.0046)		(.0037)		(.0261)	(.0103)	(.0069)
Capital Changes
Net realized gain (loss) on investment transactions	.0001		.0001		.0001		.0001	.0001	.0000	††
Net Decrease in Accumulation Unit Value	(.0123)		(.0045)		(.0036)		(.0260)	(.0102)	(.0069)
Accumulation Unit Value
Beginning of period	3.3001		3.5362		3.5378		3.3261	3.5464	3.5447
End of period	$3.2878		$3.5317		$3.5342		$3.3001	$3.5362	$3.5378
Total Return**	(.37%)		(.13%)		(.10%)		(.78%)	(.29%)	(.19%)
Ratio of Expenses To Average Net Assets***	1.00	%†††	.50	%†††	.45	%†††	1.00%	.50%	.45	%†††
Ratio of Net Investment Loss To Average Net Assets***	(.38	%)†††	(.13	%)†††	(.10	%)†††	(.79%)	(.29%)	(.23	%)†††
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	10,267		496		440		10,650	495	458

†	Inception Date — April 1, 2011.
††	Less than $.00005.
†††	Annualized.

	Year Ended December 31,
	2010	2009	2008	2007
Investment Income	$.0136	$.0239	$.1010	$.1735
Expenses
Investment management fee	(.0083)	(.0084)	(.0083)	(.0080)
Administrative expenses	(.0249)	(.0251)	(.0250)	(.0235)
Net Increase (Decrease) in Accumulation Unit Value	(.0196)	(.0096)	.0677	.1420
Accumulation Unit Value
Beginning of year	3.3520	3.3616	3.2939	3.1519
End of year	$3.3324	$3.3520	$3.3616	$3.2939
Total Return**	(.58%)	(.29%)	2.06%	4.51%
Ratio of Expenses To Average Net Assets***	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) To Average Net Assets***	(.71%)	(.30%)	2.00%	4.39%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	12,886	14,777	16,736	16,560

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-11 contracts (the “Standard Contracts”), with total annual expenses of 1.00% (as a percentage of net assets). It also issues contracts with lower administrative expenses where warranted by economies of scale and the expense characteristics of the Contract-holder’s retirement arrangement. Prior to January 1, 2011, PICA issued standard contracts and contracts with annual expenses of 0.50% (as a percentage of net assets) (the “0.50% contracts”). The Accumulation Units Values were previously shown on a combined basis. During 2011, PICA issued VCA-11 contract with annual expenses of 0.45% (as a percentage of net assets) (the “0.45% contracts”). The financial statements now show separate Accumulation Units Values for each type of contract.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Portfolio securities of VCA-11 are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Account’s Committee Members.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

VCA-11 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively, are as follows:

Standard Contract	Units	Amount
Six months ended June 30, 2012:
Account units issued	487,374	$1,664,646
Account units redeemed	(870,649)	(2,927,256)

Net increase (decrease) in units outstanding	(383,275)	$(1,262,610)

Year ended December 31, 2011:
Account units issued	1,159,884	$3,842,466
Account units redeemed	(3,027,129)	(10,020,696)

Net increase (decrease) in units outstanding	(1,867,245)	$(6,178,230)

0.50% Contract
Six months ended June 30, 2012:
Account units issued	20,053	$70,868
Account units redeemed	(18,424)	(65,122)

Net increase (decrease) in units outstanding	1,629	$5,746

Year ended December 31, 2011:
Account units issued	173,352	$613,671
Account units redeemed	(47,164)	(167,056)

Net increase (decrease) in units outstanding	126,188	$446,615

0.45% Contract
Six months ended June 30, 2012:
Account units issued	5,965	$21,095
Account units redeemed	(24,045)	(85,028)

Net increase (decrease) in units outstanding	(18,080)	$(63,933)

	Units	Amount
Period ended December 31, 2011:
Account units issued	518,078	$1,836,409
Account units redeemed	(60,333)	(213,751)

Net increase (decrease) in units outstanding	457,745	$1,622,658

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the six months ended June 30, 2012, $33,175 in participant loans were withdrawn from VCA-11 and $62,380 of principal and interest was repaid to VCA-11. For the year ended December 31, 2011, $108,715 in participant loans were withdrawn from VCA-11 and $117,979 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the six months ended June 30, 2012, PICA has advised the Account that it received $493 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 7:	New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

The Prudential Series Fund

The following pages represent information on the Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of the Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of the Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2012

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,066.60	0.59%	$3.03
	Hypothetical	$1,000.00	$1,021.93	0.59%	$2.97
Diversified Bond (Class I)	Actual	$1,000.00	$1,049.50	0.44%	$2.24
	Hypothetical	$1,000.00	$1,022.68	0.44%	$2.21
Equity (Class I)	Actual	$1,000.00	$1,058.40	0.48%	$2.46
	Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Equity (Class II)	Actual	$1,000.00	$1,056.30	0.88%	$4.50
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42
Flexible Managed (Class I)	Actual	$1,000.00	$1,076.90	0.63%	$3.25
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Global (Class I)	Actual	$1,000.00	$1,067.10	0.85%	$4.37
	Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27
Government Income (Class I)	Actual	$1,000.00	$1,020.70	0.48%	$2.41
	Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Stock Index (Class I)	Actual	$1,000.00	$1,093.50	0.32%	$1.67
	Hypothetical	$1,000.00	$1,023.27	0.32%	$1.61

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2012, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 89.3%
COMMON STOCKS — 50.7%	Shares	Value (Note 2)

Aerospace & Defense — 1.3%
Boeing Co. (The)	69,900	$5,193,570
Elbit Systems Ltd. (Israel)	128	4,408
European Aeronautic Defense and Space Co. NV (Netherlands)	2,029	72,011
General Dynamics Corp.	32,300	2,130,508
Goodrich Corp.	11,700	1,484,730
Honeywell International, Inc.	70,612	3,942,974
L-3 Communications Holdings, Inc.	9,000	666,090
Lockheed Martin Corp.(a)	24,000	2,089,920
Meggitt PLC (United Kingdom)	4,099	24,803
Northrop Grumman Corp.	22,962	1,464,746
Precision Castparts Corp.	12,900	2,121,921
Raytheon Co.	30,800	1,742,972
Rockwell Collins, Inc.	14,000	690,900
Safran SA (France)	542	20,128
Textron, Inc.	23,100	574,497
United Technologies Corp.	83,800	6,329,414

		28,553,592

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	14,600	854,538
Deutsche Post AG (Germany)	8,206	145,193
Expeditors International of Washington, Inc.	21,700	840,875
FedEx Corp.	28,600	2,620,046
United Parcel Service, Inc. (Class B Stock)	87,300	6,875,748

		11,336,400

Airlines
All Nippon Airways Co. Ltd. (Japan)(a)	33,000	93,491
Southwest Airlines Co.	67,800	625,116

		718,607

Auto Components — 0.1%
BorgWarner, Inc.*(a)	10,200	669,018
CIE Generale des Etablissements Michelin (France) (Class B Stock)	1,642	107,430
Continental AG (Germany)	572	47,683
Goodyear Tire & Rubber Co. (The)*	28,000	330,680
Johnson Controls, Inc.	62,000	1,718,020
NHK Spring Co. Ltd. (Japan)	3,900	42,115
NOK Corp. (Japan)	2,700	57,648
Pirelli & C. SpA (Italy)	1,164	12,277
Toyoda Gosei Co. Ltd. (Japan)	3,400	78,380

		3,063,251

Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	1,108	80,184
Daihatsu Motor Co. Ltd. (Japan)	1,000	17,507
Daimler AG (Germany)	1,205	54,152
Fiat SpA (Italy)	16,394	82,656
Ford Motor Co.(a)	345,885	3,317,037
Fuji Heavy Industries Ltd. (Japan)	20,000	162,041
Harley-Davidson, Inc.	19,800	905,454
Honda Motor Co. Ltd. (Japan)	500	17,448
Isuzu Motors Ltd. (Japan)	9,000	48,207
Nissan Motor Co. Ltd. (Japan)	14,700	139,587

COMMON STOCKS (continued)	Shares	Value (Note 2)

Automobiles (continued)
Suzuki Motor Corp. (Japan)	5,000	$102,664
Toyota Motor Corp. (Japan)	2,600	104,942
Volkswagen AG (Germany)	68	10,276

		5,042,155

Beverages — 1.4%
Anheuser-Busch InBev NV (Belgium)	3,767	296,996
Beam, Inc.	14,000	874,860
Brown-Forman Corp. (Class B Stock)	9,100	881,335
Coca-Cola Co. (The)	206,000	16,107,140
Coca-Cola Enterprises, Inc.	28,400	796,336
Constellation Brands, Inc. (Class A Stock)*	17,200	465,432
Diageo PLC (United Kingdom)	5,095	131,323
Dr Pepper Snapple Group, Inc.(a)	19,900	870,625
Heineken Holding NV (Netherlands)	1,836	82,236
Heineken NV (Netherlands)	1,338	69,773
Molson Coors Brewing Co. (Class B Stock)	13,300	553,413
Monster Beverage Corp.*	7,000	498,400
PepsiCo, Inc.	142,907	10,097,809
SABMiller PLC (United Kingdom)	399	16,008

		31,741,686

Biotechnology — 0.7%
Alexion Pharmaceuticals, Inc.*	16,800	1,668,240
Amgen, Inc.	71,987	5,257,931
Biogen Idec, Inc.*	21,690	3,131,602
Celgene Corp.*	39,900	2,559,984
Gilead Sciences, Inc.*	68,900	3,533,192

		16,150,949

Building Products
ASSA Abloy AB (Sweden) (Class B Stock)	3,390	94,669
Geberit AG (Switzerland)	182	35,905
Masco Corp.	33,500	464,645

		595,219

Capital Markets — 0.9%
Aberdeen Asset Management PLC (United Kingdom)	16,386	66,740
Ameriprise Financial, Inc.	21,620	1,129,861
Bank of New York Mellon Corp. (The)	111,658	2,450,893
BlackRock, Inc. (Class A Stock)	11,400	1,935,948
Charles Schwab Corp. (The)	95,250	1,231,582
Deutsche Bank AG (Germany)	2,180	78,683
E*Trade Financial Corp.*	25,520	205,181
Federated Investors, Inc. (Class B Stock)(a)	10,800	235,980
Franklin Resources, Inc.	13,600	1,509,464
GAM Holding AG (Switzerland)	430	4,801
Goldman Sachs Group, Inc. (The)	47,000	4,505,420
Invesco Ltd.	39,400	890,440
Legg Mason, Inc.	10,200	268,974
Morgan Stanley	144,080	2,102,127
Northern Trust Corp.	21,900	1,007,838
Ratos AB (Sweden) (Class B Stock)	4,029	38,257
State Street Corp.	44,300	1,977,552

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets (continued)
T. Rowe Price Group, Inc.(a)	23,100	$1,454,376
UBS AG (Switzerland)	2,610	30,543

		21,124,660

Chemicals — 1.2%
Air Products & Chemicals, Inc.	19,000	1,533,870
Airgas, Inc.	6,700	562,867
Arkema SA (France)	718	47,078
Asahi Kasei Corp. (Japan)	14,000	75,889
BASF SE (Germany)	3,137	218,130
CF Industries Holdings, Inc.	6,300	1,220,562
Daicel Corp. (Japan)	2,000	12,303
Dow Chemical Co. (The)	107,931	3,399,826
E.I. du Pont de Nemours & Co.	84,820	4,289,347
Eastman Chemical Co.	11,300	569,181
Ecolab, Inc.	26,500	1,816,045
FMC Corp.	13,800	738,024
Incitec Pivot Ltd. (Australia)	4,731	13,977
International Flavors & Fragrances, Inc.	8,200	449,360
Israel Chemicals Ltd. (Israel)	2,245	24,839
Koninklijke DSM NV (Netherlands)	754	37,172
Lanxess AG (Germany)	2,124	134,417
Mitsubishi Gas Chemical Co., Inc. (Japan)	5,000	28,425
Monsanto Co.	48,694	4,030,889
Mosaic Co. (The)	28,200	1,544,232
Nitto Denko Corp. (Japan)	600	25,707
PPG Industries, Inc.	13,600	1,443,232
Praxair, Inc.	27,200	2,957,456
Sherwin-Williams Co. (The)	7,600	1,005,860
Sigma-Aldrich Corp.(a)	10,700	791,051
Syngenta AG (Switzerland)	200	68,465
Wacker Chemie AG (Germany)(a)	263	18,118
Yara International ASA (Norway)	3,570	156,230

		27,212,552

Commercial Banks — 1.6%
Aozora Bank Ltd. (Japan)	22,000	52,390
Australia & New Zealand Banking Group Ltd. (Australia)	5,148	117,272
Banco Santander SA (Spain)	14,639	96,841
Barclays PLC (United Kingdom)	62,926	160,791
BB&T Corp.	62,800	1,937,380
BNP Paribas SA (France)	2,350	90,604
BOC Hong Kong Holdings Ltd. (Hong Kong)	43,500	133,913
Comerica, Inc.	19,400	595,774
Commonwealth Bank of Australia (Australia)	2,854	156,298
DBS Group Holdings Ltd. (Singapore)	7,000	77,320
Fifth Third Bancorp	81,621	1,093,721
First Horizon National Corp.	28,587	247,278
HSBC Holdings PLC (United Kingdom)	39,470	347,802
Huntington Bancshares, Inc.	78,236	500,710
KeyCorp	89,100	689,634
M&T Bank Corp.	11,400	941,298

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	56,300	$269,727
Mizuho Financial Group, Inc. (Japan)	48,500	81,928
National Australia Bank Ltd. (Australia)	7,724	188,138
PNC Financial Services Group, Inc.	48,033	2,935,297
Raiffeisen Bank International AG (Austria)	889	29,106
Regions Financial Corp.	129,603	874,820
Resona Holdings, Inc. (Japan)	20,300	83,627
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	13,003	84,448
Standard Chartered PLC (United Kingdom)	3,892	84,546
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,600	251,066
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	29,000	86,670
SunTrust Banks, Inc.	48,500	1,175,155
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,864	94,156
Swedbank AB (Sweden) (Class A Stock)	9,574	150,829
U.S. Bancorp	176,885	5,688,622
Wells Fargo & Co.	489,964	16,384,396
Westpac Banking Corp. (Australia)	12,497	272,887
Zions Bancorporation(a)	15,550	301,981

		36,276,425

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	10,200	278,868
Cintas Corp.	8,900	343,629
Iron Mountain, Inc.	15,600	514,176
Pitney Bowes, Inc.(a)	20,700	309,879
Republic Services, Inc. (Class A Stock)	28,565	755,830
RR Donnelley & Sons Co.(a)	19,200	225,984
Societe BIC SA (France)	335	34,605
Stericycle, Inc.*(a)	8,200	751,694
Waste Management, Inc.	40,342	1,347,423

		4,562,088

Communications Equipment — 0.9%
Cisco Systems, Inc.	490,200	8,416,734
F5 Networks, Inc.*	7,800	776,568
Harris Corp.	9,400	393,390
JDS Uniphase Corp.*	21,475	236,225
Juniper Networks, Inc.*	48,100	784,511
Motorola Solutions, Inc.	25,389	1,221,465
QUALCOMM, Inc.	156,000	8,686,080

		20,514,973

Computers & Peripherals — 2.8%
Apple, Inc.*	85,500	49,932,000
Dell, Inc.*(a)	146,000	1,827,920
EMC Corp.*	189,250	4,850,478
Hewlett-Packard Co.	179,848	3,616,743
Lexmark International, Inc. (Class A Stock)	4,433	117,829
NetApp, Inc.*	34,000	1,081,880

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computers & Peripherals (continued)
SanDisk Corp.*(a)	22,100	$806,208
Seagate Technology PLC	8,000	197,840
Western Digital Corp.*	22,400	682,752

		63,113,650

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,381	29,582
Balfour Beatty PLC (United Kingdom)	18,292	85,530
Eiffage SA (France)	3,970	128,297
Ferrovial SA (Spain)	2,553	28,792
Fluor Corp.	15,700	774,638
Jacobs Engineering Group, Inc.*	12,700	480,822
Quanta Services, Inc.*(a)	16,700	401,969
Taisei Corp. (Japan)	3,000	8,041
Vinci SA (France)	1,346	62,906

		2,000,577

Construction Materials
Imerys SA (France)	1,037	52,867
Vulcan Materials Co.	10,300	409,013

		461,880

Consumer Finance — 0.5%
American Express Co.	92,400	5,378,604
Capital One Financial Corp.	51,561	2,818,324
Discover Financial Services	48,240	1,668,139
SLM Corp.	52,600	826,346

		10,691,413

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	322	2,350
Ball Corp.	13,200	541,860
Bemis Co., Inc.	11,300	354,142
Owens-Illinois, Inc.*	13,500	258,795
Rexam PLC (United Kingdom)	2,210	14,586
Sealed Air Corp.	17,100	264,024

		1,435,757

Distributors
Genuine Parts Co.	14,200	855,550

Diversified Consumer Services
Apollo Group, Inc. (Class A Stock)*(a)	8,800	318,472
DeVry, Inc.	6,300	195,111
H&R Block, Inc.(a)	27,100	433,058

		946,641

Diversified Financial Services — 1.4%
Bank of America Corp.	996,821	8,153,996
Citigroup, Inc.	271,585	7,444,145
CME Group, Inc. (Class A Stock)	5,840	1,565,762
IntercontinentalExchange, Inc.*(a)	6,500	883,870
JPMorgan Chase & Co.	352,445	12,592,860
Leucadia National Corp.	19,700	419,019
Moody’s Corp.	17,000	621,350
NASDAQ OMX Group, Inc. (The)	11,600	262,972
NYSE Euronext	24,400	624,152
ORIX Corp. (Japan)	690	64,305
Pohjola Bank PLC (Finland) (Class A Stock)	1,983	23,141

		32,655,572

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	537,668	$19,173,241
BT Group PLC (United Kingdom)	57,995	192,168
CenturyLink, Inc.(a)	56,036	2,212,862
France Telecom SA (France)	2,139	28,124
Frontier Communications Corp.(a)	101,590	389,090
Nippon Telegraph & Telephone Corp. (Japan)	4,700	219,163
Swisscom AG (Switzerland)	121	48,749
Telecom Corp. of New Zealand Ltd. (New Zealand)	82,198	156,513
Telecom Italia SpA (Italy)	9,469	9,357
Telecom Italia SpA (Italy) (Risparmio Shares)	14,437	11,699
Telefonica SA (Spain)	6,352	83,614
Verizon Communications, Inc.	259,176	11,517,781
Windstream Corp.(a)	57,357	554,069

		34,596,430

Electric Utilities — 1.1%
American Electric Power Co., Inc.	43,960	1,754,004
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	4,000	24,215
Duke Energy Corp.(a)	121,624	2,804,650
Edison International	30,300	1,399,860
Enel SpA (Italy)	51,729	167,026
Energias de Portugal SA (Portugal)	51,270	121,285
Entergy Corp.	16,600	1,126,974
Exelon Corp.	77,513	2,916,039
FirstEnergy Corp.	37,406	1,840,001
Iberdrola SA (Spain)	21,041	99,340
NextEra Energy, Inc.	37,900	2,607,899
Northeast Utilities	27,300	1,059,513
Pepco Holdings, Inc.(a)	20,000	391,400
Pinnacle West Capital Corp.	10,500	543,270
PPL Corp.	50,500	1,404,405
Progress Energy, Inc.	27,583	1,659,669
Red Electrica Corp. SA (Spain)	2,788	121,684
Southern Co.	78,900	3,653,070
SP AusNet (Australia)	16,311	17,094
SSE PLC (United Kingdom)	3,994	87,131
Xcel Energy, Inc.	44,310	1,258,847

		25,057,376

Electrical Equipment — 0.3%
Cooper Industries PLC (Ireland)	15,300	1,043,154
Emerson Electric Co.	66,800	3,111,544
Rockwell Automation, Inc.	13,600	898,416
Roper Industries, Inc.	8,700	857,646
Schneider Electric SA (France)	2,288	127,176

		6,037,936

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	13,600	746,912
Corning, Inc.	138,500	1,790,805
FLIR Systems, Inc.	15,600	304,200
Hexagon AB (Sweden) (Class B Stock)	3,568	61,244
Hitachi Ltd. (Japan)	7,000	43,161
Jabil Circuit, Inc.	13,900	282,587
Kyocera Corp. (Japan)	300	25,962

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electronic Equipment, Instruments & Components (continued)
Molex, Inc.	13,000	$311,220
TE Connectivity Ltd.	39,900	1,273,209

		4,839,300

Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	38,798	1,594,598
Cameron International Corp.*	22,500	960,975
Diamond Offshore Drilling, Inc.(a)	6,000	354,780
FMC Technologies, Inc.*	21,800	855,214
Halliburton Co.	84,000	2,384,760
Helmerich & Payne, Inc.	10,700	465,236
Nabors Industries Ltd.*	27,700	398,880
National Oilwell Varco, Inc.	38,600	2,487,384
Noble Corp.(a)	22,100	718,913
Petrofac Ltd. (United Kingdom)	2,686	58,628
Rowan Cos. PLC (Class A Stock)*	13,200	426,756
Schlumberger Ltd.	121,418	7,881,242
Seadrill Ltd. (Norway)	2,405	85,776
Technip SA (France)	120	12,506
Transocean Ltd. (Switzerland)	816	36,592

		18,722,240

Food & Staples Retailing — 1.2%
Aeon Co. Ltd. (Japan)	8,500	105,936
Costco Wholesale Corp.	39,600	3,762,000
CVS Caremark Corp.	118,548	5,539,748
J Sainsbury PLC (United Kingdom)	7,221	34,127
Koninklijke Ahold NV (Netherlands)	11,823	146,455
Kroger Co. (The)	52,346	1,213,904
Safeway, Inc.(a)	25,700	466,455
Seven & I Holdings Co. Ltd. (Japan)	3,100	93,451
Sysco Corp.	53,200	1,585,892
Tesco PLC (United Kingdom)	13,265	64,465
Walgreen Co.	79,500	2,351,610
Wal-Mart Stores, Inc.	159,000	11,085,480
Whole Foods Market, Inc.	14,800	1,410,736
WM Morrison Supermarkets PLC (United Kingdom)	30,201	126,022
Woolworths Ltd. (Australia)	2,531	69,674

		28,055,955

Food Products — 0.9%
Archer-Daniels-Midland Co.	60,226	1,777,871
Associated British Foods PLC (United Kingdom)	4,274	85,998
Campbell Soup Co.	15,000	500,700
ConAgra Foods, Inc.	38,600	1,000,898
Danone (France)	472	29,333
Dean Foods Co.*	20,800	354,224
General Mills, Inc.	58,500	2,254,590
Golden Agri-Resources Ltd. (Singapore)	229,000	122,303
H.J. Heinz Co.	28,200	1,533,516
Hershey Co. (The)	13,900	1,001,217
Hormel Foods Corp.(a)	10,400	316,368
J.M. Smucker Co. (The)	10,600	800,512
Kellogg Co.	23,100	1,139,523
Kraft Foods, Inc. (Class A Stock)	160,953	6,216,005
McCormick & Co., Inc.	12,800	776,320
Mead Johnson Nutrition Co.	19,167	1,543,135

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products (continued)
Nestle SA (Switzerland)	6,719	$400,976
Suedzucker AG (Germany)	1,619	57,435
Tate & Lyle PLC (United Kingdom)	1,276	12,959
Tyson Foods, Inc. (Class A Stock)	26,300	495,229
Unilever NV CVA (Netherlands)	2,164	72,290
Unilever PLC (United Kingdom)	1,419	47,641

		20,539,043

Gas Utilities — 0.1%
AGL Resources, Inc.	9,339	361,886
Enagas (Spain)	3,866	70,540
Gas Natural SDG SA (Spain)	4,830	62,016
Hong Kong & China Gas Co. Ltd. (Hong Kong)	19,800	42,061
ONEOK, Inc.(a)	18,600	786,966

		1,323,469

Healthcare Equipment & Supplies — 0.9%
Baxter International, Inc.	51,000	2,710,650
Becton Dickinson and Co.	19,000	1,420,250
Boston Scientific Corp.*	135,267	766,964
C.R. Bard, Inc.	7,700	827,288
CareFusion Corp.*	20,175	518,094
Coloplast A/S (Denmark) (Class B Stock)	833	149,780
Covidien PLC	44,000	2,354,000
DENTSPLY International, Inc.	14,400	544,464
Edwards Lifesciences Corp.*	10,300	1,063,990
Intuitive Surgical, Inc.*	3,500	1,938,265
Medtronic, Inc.	94,700	3,667,731
St. Jude Medical, Inc.	30,500	1,217,255
Stryker Corp.	28,800	1,586,880
Varian Medical Systems, Inc.*(a)	10,100	613,777
Zimmer Holdings, Inc.	17,200	1,106,992

		20,486,380

Healthcare Providers & Services — 1.0%
Aetna, Inc.	31,700	1,229,009
AmerisourceBergen Corp. (Class A Stock)	24,500	964,075
Cardinal Health, Inc.	32,550	1,367,100
CIGNA Corp.	26,400	1,161,600
Coventry Health Care, Inc.	13,050	414,860
DaVita, Inc.*(a)	7,900	775,859
Express Scripts Holding Co.*	72,749	4,061,577
Fresenius Se & Co. KGaA (Germany)	182	18,844
Humana, Inc.	14,900	1,153,856
Laboratory Corp. of America Holdings*(a)	8,200	759,402
McKesson Corp.(a)	22,130	2,074,687
Patterson Cos., Inc.	9,000	310,230
Quest Diagnostics, Inc.	14,200	850,580
Ramsay Health Care Ltd. (Australia)	1,987	46,168
Tenet Healthcare Corp.*	44,600	233,704
UnitedHealth Group, Inc.	97,100	5,680,350
WellPoint, Inc.	30,500	1,945,595

		23,047,496

Healthcare Technology — 0.1%
Cerner Corp.*(a)	13,300	1,099,378

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.(a)	40,200	$1,377,654
Chipotle Mexican Grill, Inc.*(a)	2,850	1,082,858
Darden Restaurants, Inc.(a)	10,750	544,272
Galaxy Entertainment Group Ltd. (Hong Kong)*	5,000	12,579
International Game Technology(a)	28,200	444,150
Marriott International, Inc. (Class A Stock)(a)	25,628	1,004,618
McDonald’s Corp.	92,700	8,206,731
Sands China Ltd. (Hong Kong)	49,200	158,278
SJM Holdings Ltd. (Hong Kong)	5,000	9,369
Starbucks Corp.	68,600	3,657,752
Starwood Hotels & Resorts Worldwide, Inc.	17,600	933,504
TABCORP Holdings Ltd. (Australia)	20,217	60,966
Wyndham Worldwide Corp.	14,620	771,059
Wynn Macau Ltd. (Macau)	3,200	7,551
Wynn Resorts Ltd.	7,100	736,412
Yum! Brands, Inc.	41,900	2,699,198

		21,706,951

Household Durables — 0.1%
D.R. Horton, Inc.	28,700	527,506
Harman International Industries, Inc.(a)	6,400	253,440
Leggett & Platt, Inc.	11,700	247,221
Lennar Corp. (Class A Stock)(a)	12,900	398,739
Newell Rubbermaid, Inc.	27,314	495,476
Pulte Group, Inc.*(a)	33,522	358,685
Sony Corp. (Japan)	1,700	24,309
Whirlpool Corp.(a)	7,326	448,058

		2,753,434

Household Products — 1.1%
Clorox Co. (The)(a)	11,800	855,028
Colgate-Palmolive Co.(a)	43,600	4,538,760
Henkel AG & Co. KGaA (Germany)	443	24,583
Kimberly-Clark Corp.(a)	35,800	2,998,966
Procter & Gamble Co. (The)	250,725	15,356,906
Reckitt Benckiser Group PLC (United Kingdom)	1,735	91,707

		23,865,950

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)*	61,100	783,913
NRG Energy, Inc.*(a)	23,200	402,752

		1,186,665

Industrial Conglomerates — 1.4%
3M Co.	63,200	5,662,720
Danaher Corp.	52,000	2,708,160
General Electric Co.	967,100	20,154,364
Keppel Corp. Ltd. (Singapore)	4,000	32,770
Siemens AG (Germany)	1,278	107,387
Smiths Group PLC (United Kingdom)	2,108	33,478
Tyco International Ltd.	42,000	2,219,700

		30,918,579

Insurance — 1.8%
ACE Ltd.	30,700	2,275,791
Admiral Group PLC (United Kingdom)	2,394	44,658

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
Aflac, Inc.	44,700	$1,903,773
Allstate Corp. (The)	48,400	1,698,356
American International Group, Inc.*	58,939	1,891,352
AON PLC (United Kingdom)	31,000	1,450,180
Assurant, Inc.(a)	8,400	292,656
Aviva PLC (United Kingdom)	20,290	86,881
AXA SA (France)(a)	6,996	93,528
Berkshire Hathaway, Inc. (Class B Stock)*	160,000	13,332,800
Chubb Corp.	24,700	1,798,654
Cincinnati Financial Corp.	15,537	591,494
Genworth Financial, Inc. (Class A Stock)*	47,000	266,020
Hannover Rueckversicherung AG (Germany)	864	51,467
Hartford Financial Services Group, Inc. (The)	42,700	752,801
Legal & General Group PLC (United Kingdom)	16,449	32,886
Lincoln National Corp.	28,918	632,437
Loews Corp.	29,275	1,197,640
Mapfre SA (Spain)	4,505	9,165
Marsh & McLennan Cos., Inc.	51,500	1,659,845
MetLife, Inc.	96,500	2,977,025
Muenchener Rueckversicherungs AG (Germany)	806	113,730
Old Mutual PLC (United Kingdom)	11,641	27,685
Principal Financial Group, Inc.	29,200	765,916
Progressive Corp. (The)	59,100	1,231,053
Prudential PLC (United Kingdom)	4,820	55,888
Sampo OYJ (Finland) (Class A Stock)	712	18,473
Standard Life PLC (United Kingdom)	21,571	78,981
Swiss Re AG (Switzerland)	3,731	235,209
Torchmark Corp.	9,750	492,862
Travelers Cos., Inc. (The)	35,735	2,281,322
Unum Group	30,610	585,569
XL Group PLC (Class A Stock)	28,700	603,848
Zurich Financial Services AG (Switzerland)	577	130,474

		39,660,419

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	33,100	7,558,385
Expedia, Inc.(a)	8,150	391,770
Netflix, Inc.*(a)	4,600	314,962
priceline.com, Inc.*	4,500	2,990,340
Tripadvisor, Inc.*(a)	8,250	368,693

		11,624,150

Internet Software & Services — 0.9%
Akamai Technologies, Inc.*	16,100	511,175
eBay, Inc.*	104,200	4,377,442
Google, Inc. (Class A Stock)*	23,100	13,399,617
VeriSign, Inc.*(a)	13,900	605,623
Yahoo!, Inc.*	110,500	1,749,215

		20,643,072

IT Services — 1.9%
Accenture PLC (Ireland) (Class A Stock)	58,900	3,539,301

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services (continued)
Automatic Data Processing, Inc.	44,500	$2,476,870
Cap Gemini SA (France)	1,877	69,085
Cognizant Technology Solutions Corp. (Class A Stock)*	26,900	1,614,000
Computer Sciences Corp.	12,500	310,250
Fidelity National Information Services, Inc.	21,300	725,904
Fiserv, Inc.*	13,200	953,304
International Business Machines Corp.	105,500	20,633,690
Itochu Techno-Solutions Corp. (Japan)	100	4,826
Mastercard, Inc. (Class A Stock)	9,700	4,172,067
Otsuka Corp. (Japan)	2,000	170,266
Paychex, Inc.(a)	29,800	936,018
SAIC, Inc.*	29,000	351,480
Teradata Corp.*	15,200	1,094,552
Total System Services, Inc.	15,596	373,212
Visa, Inc. (Class A Stock)	45,800	5,662,254
Western Union Co. (The)	57,110	961,732

		44,048,811

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	9,900	335,313
Mattel, Inc.(a)	32,451	1,052,710
Nikon Corp. (Japan)	2,700	82,190
Sankyo Co., Ltd. (Japan)	200	9,760
Shimano, Inc. (Japan)	900	59,007
Yamaha Corp. (Japan)	1,900	19,552

		1,558,532

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	32,514	1,275,849
Life Technologies Corp.*	15,501	697,390
PerkinElmer, Inc.	8,100	208,980
Thermo Fisher Scientific, Inc.	33,300	1,728,603
Waters Corp.*(a)	8,800	699,336

		4,610,158

Machinery — 1.0%
Atlas Copco AB (Sweden) (Class A Stock)	1,447	31,141
Caterpillar, Inc.	58,900	5,001,199
Cummins, Inc.	18,500	1,792,835
Deere & Co.	36,600	2,959,842
Dover Corp.	17,500	938,175
Eaton Corp.(a)	29,300	1,161,159
FANUC Corp. (Japan)	1,100	180,819
Fiat Industrial SpA (Italy)	12,538	123,412
Flowserve Corp.	4,600	527,850
Hino Motors Ltd. (Japan)	11,000	79,617
Hitachi Construction Machinery Co. Ltd. (Japan)	2,000	37,772
Illinois Tool Works, Inc.	44,000	2,327,160
IMI PLC (United Kingdom)	1,440	18,812
Ingersoll-Rand PLC	27,100	1,143,078
Joy Global, Inc.	10,300	584,319
Kone OYJ (Finland) (Class B Stock)	933	56,347
Metso OYJ (Finland)	3,814	131,504
PACCAR, Inc.	31,043	1,216,575
Pall Corp.(a)	9,600	526,176
Parker Hannifin Corp.(a)	14,465	1,112,069

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery (continued)
Sandvik AB (Sweden)	4,025	$51,620
Snap-on, Inc.(a)	4,800	298,800
Stanley Black & Decker, Inc.	15,397	990,951
Sumitomo Heavy Industries Ltd. (Japan)	2,000	9,006
Volvo AB (Sweden) (Class B Stock)	7,823	89,444
Xylem, Inc.	15,200	382,584

		21,772,266

Marine
AP Moller Maersk A/S (Denmark) (Class B Stock)	1	6,558

Media — 1.7%
Cablevision Systems Corp. (Class A Stock)(a)	23,500	312,315
CBS Corp. (Class B Stock)	58,934	1,931,857
Comcast Corp. (Class A Stock)	245,390	7,845,118
DIRECTV (Class A Stock)*	61,600	3,007,312
Discovery Communications, Inc. (Class A Stock)*	22,900	1,236,600
Gannett Co., Inc.(a)	24,900	366,777
Hakuhodo DY Holdings, Inc. (Japan)	1,300	86,269
Interpublic Group of Cos., Inc. (The)	37,731	409,381
ITV PLC (United Kingdom)	59,791	71,946
McGraw-Hill Cos., Inc. (The)	24,000	1,080,000
News Corp. (Class A Stock)	194,900	4,344,321
Omnicom Group, Inc.(a)	26,000	1,263,600
Publicis Groupe SA (France)	570	26,068
Scripps Networks Interactive, Inc. (Class A Stock)	9,200	523,112
Time Warner Cable, Inc.	28,614	2,349,209
Time Warner, Inc.(a)	88,266	3,398,241
Viacom, Inc. (Class B Stock)	49,134	2,310,281
Walt Disney Co. (The)	163,100	7,910,350
Washington Post Co. (The) (Class B Stock)(a)	600	224,292
WPP PLC (United Kingdom)	3,740	45,403

		38,742,452

Metals & Mining — 0.4%
Alcoa, Inc.(a)	104,140	911,225
Allegheny Technologies, Inc.	9,900	315,711
Anglo American PLC (United Kingdom)	1,259	41,377
Antofagasta PLC (United Kingdom)	300	5,132
BHP Billiton Ltd. (Australia)	8,570	279,145
BHP Billiton PLC (Australia)	8,584	243,978
Boliden AB (Sweden)	3,526	49,201
Cliffs Natural Resources, Inc.(a)	12,700	625,983
Fortescue Metals Group Ltd. (Australia)	16,787	85,775
Freeport-McMoRan Copper & Gold, Inc.	86,288	2,939,832
Iluka Resources Ltd. (Australia)	484	5,712
Newmont Mining Corp.	44,700	2,168,397
Nucor Corp.	29,200	1,106,680
OZ Minerals Ltd. (Australia)	2,449	19,981
Randgold Resources Ltd. (United Kingdom)	347	31,154

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining (continued)
Rio Tinto Ltd. (Australia)	1,593	$93,520
Rio Tinto PLC (United Kingdom)	4,078	193,801
Sumitomo Metal Mining Co. Ltd. (Japan)	7,000	78,884
Titanium Metals Corp.	8,000	90,480
United States Steel Corp.(a)	14,700	302,820
Vedanta Resources PLC (India)	2,988	42,829
Voestalpine AG (Austria)	1,426	37,874
Xstrata PLC (United Kingdom)	3,583	45,050

		9,714,541

Multiline Retail — 0.4%
Big Lots, Inc.*	7,200	293,688
Dollar Tree, Inc.*(a)	21,200	1,140,560
Family Dollar Stores, Inc.	10,600	704,688
J.C. Penney Co., Inc.(a)	14,400	335,664
Kohl’s Corp.(a)	24,300	1,105,407
Macy’s, Inc.	36,974	1,270,057
Nordstrom, Inc.	14,700	730,443
Sears Holdings Corp.*(a)	4,442	265,187
Target Corp.	61,100	3,555,409

		9,401,103

Multi-Utilities — 0.7%
Ameren Corp.	21,900	734,526
CenterPoint Energy, Inc.	38,100	787,527
CMS Energy Corp.	23,000	540,500
Consolidated Edison, Inc.	25,700	1,598,283
Dominion Resources, Inc.	51,932	2,804,328
DTE Energy Co.	15,000	889,950
GDF Suez (France)	3,154	75,216
Integrys Energy Group, Inc.(a)	8,120	461,784
National Grid PLC (United Kingdom)	10,725	113,664
NiSource, Inc.	28,000	693,000
PG&E Corp.	38,900	1,761,003
Public Service Enterprise Group, Inc.	46,100	1,498,250
RWE AG (Germany)	493	20,161
SCANA Corp.	11,300	540,592
Sempra Energy	22,219	1,530,445
TECO Energy, Inc.	20,500	370,230
Wisconsin Energy Corp.(a)	22,100	874,497

		15,293,956

Office Electronics — 0.1%
Canon, Inc. (Japan)	2,600	103,767
Xerox Corp.	127,463	1,003,134

		1,106,901

Oil, Gas & Consumable Fuels — 4.6%
Alpha Natural Resources, Inc.*	21,808	189,948
Anadarko Petroleum Corp.	45,354	3,002,435
Apache Corp.	35,014	3,077,380
BG Group PLC (United Kingdom)	403	8,250
BP PLC (United Kingdom)	61,798	412,698
Cabot Oil & Gas Corp.	21,000	827,400
Chesapeake Energy Corp.(a)	61,800	1,149,480
Chevron Corp.	181,922	19,192,771
ConocoPhillips(a)	116,477	6,508,735
Consol Energy, Inc.(a)	19,500	589,680
Denbury Resources, Inc.*	38,600	583,246

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	36,800	$2,134,032
ENI SpA (Italy)	9,524	202,339
EOG Resources, Inc.	24,500	2,207,695
EQT Corp.	12,800	686,464
Exxon Mobil Corp.	429,099	36,718,001
Hess Corp.	27,500	1,194,875
Idemitsu Kosan Co. Ltd. (Japan)	300	26,910
Kinder Morgan, Inc.	43,298	1,395,062
Marathon Oil Corp.	62,682	1,602,779
Marathon Petroleum Corp.(a)	31,641	1,421,314
Murphy Oil Corp.	17,300	870,017
Newfield Exploration Co.*	13,900	407,409
Noble Energy, Inc.	16,600	1,408,012
Occidental Petroleum Corp.	73,800	6,329,826
Peabody Energy Corp.	23,300	571,316
Phillips 66*	58,238	1,935,831
Pioneer Natural Resources Co.(a)	11,500	1,014,415
QEP Resources, Inc.	15,500	464,535
Range Resources Corp.	15,000	928,050
Repsol YPF SA (Spain)	1,470	23,630
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	9,278	324,022
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	10,290	346,700
Southwestern Energy Co.*	31,600	1,008,988
Spectra Energy Corp.	58,062	1,687,282
Statoil ASA (Norway)	4,724	112,660
Sunoco, Inc.	9,000	427,500
Tesoro Corp.*	15,000	374,400
Total SA (France)	6,568	295,619
Valero Energy Corp.	51,800	1,250,970
Williams Cos., Inc. (The)	59,600	1,717,672
WPX Energy, Inc.*	20,033	324,134

		104,954,482

Paper & Forest Products — 0.1%
International Paper Co.	41,873	1,210,548
MeadWestvaco Corp.	16,514	474,778

		1,685,326

Personal Products — 0.1%
Avon Products, Inc.	39,200	635,432
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,400	1,158,168

		1,793,600

Pharmaceuticals — 3.2%
Abbott Laboratories	143,100	9,225,657
Allergan, Inc.	27,700	2,564,189
AstraZeneca PLC (United Kingdom)	6,715	300,077
Bayer AG (Germany)	3,121	224,898
Bristol-Myers Squibb Co.	153,670	5,524,436
Eli Lilly & Co.	94,900	4,072,159
Forest Laboratories, Inc.*	25,600	895,744
GlaxoSmithKline PLC (United Kingdom)	11,476	260,666
Hospira, Inc.*(a)	14,860	519,803
Johnson & Johnson(a)	252,248	17,041,875
Merck & Co., Inc.	277,033	11,566,128
Mylan, Inc.*	40,800	871,896

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Novartis AG (Switzerland)	5,566	$311,202
Novo Nordisk A/S (Denmark) (Class B Stock)	1,224	177,525
Orion OYJ (Finland) (Class B Stock)	3,754	71,103
Otsuka Holdings Co. Ltd. (Japan)	200	6,139
Perrigo Co.	8,800	1,037,784
Pfizer, Inc.	691,170	15,896,910
Roche Holding AG (Switzerland)	2,154	372,067
Sanofi (France)	4,020	304,318
Shire PLC (United Kingdom)	517	14,874
Takeda Pharmaceutical Co. Ltd. (Japan)	1,900	86,263
Teva Pharmaceutical Industries Ltd. (Israel)	1,317	51,913
Watson Pharmaceuticals, Inc.*	11,200	828,688

		72,226,314

Professional Services — 0.1%
Adecco SA (Switzerland)	1,399	62,213
Campbell Brothers Ltd. (Australia)	1,300	72,881
Dun & Bradstreet Corp. (The)	4,800	341,616
Equifax, Inc.	10,100	470,660
Robert Half International, Inc.(a)	14,200	405,694

		1,353,064

Real Estate Investment Trusts — 1.1%
American Tower Corp.	35,800	2,502,778
Apartment Investment & Management Co. (Class A Stock)(a)	13,033	352,282
AvalonBay Communities, Inc.(a)	9,075	1,283,931
Boston Properties, Inc.(a)	13,500	1,462,995
Centro Retail Australia (Australia)	11,969	24,293
CFS Retail Property Trust (Australia)	24,531	48,961
Equity Residential(a)	27,000	1,683,720
Fonciere Des Regions (France)	862	61,977
Goodman Group (Australia)	4,960	18,781
GPT Group (Australia)	18,124	61,305
HCP, Inc.	36,000	1,589,400
Health Care REIT, Inc.(a)	19,400	1,131,020
Host Hotels & Resorts, Inc.(a)	66,682	1,054,909
Kimco Realty Corp.(a)	39,000	742,170
Link REIT (The) (Hong Kong)	35,000	143,460
Plum Creek Timber Co., Inc.	15,700	623,290
ProLogis, Inc.(a)	41,077	1,364,989
Public Storage	12,700	1,834,007
Simon Property Group, Inc.	27,843	4,334,041
Ventas, Inc.	25,518	1,610,696
Vornado Realty Trust	16,825	1,412,964
Westfield Retail Trust (Australia)	25,767	75,580
Weyerhaeuser Co.	48,598	1,086,651

		24,504,200

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*(a)	29,600	484,256
Cheung Kong Holdings Ltd. (Hong Kong)	4,000	49,385
Daiwa House Industry Co. Ltd. (Japan)	6,000	85,110
IMMOFINANZ AG (Austria)	4,999	15,906
Keppel Land Ltd. (Singapore)	28,000	72,054

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Management & Development (continued)
Lend Lease Group (Australia)	20,889	$155,353
Sino Land Co. Ltd. (Hong Kong)	26,000	39,480
Sun Hung Kai Properties Ltd. (Hong Kong)	5,000	59,445
Tokyu Land Corp. (Japan)	19,000	94,312

		1,055,301

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	15	118,138
ComfortDelGro Corp. Ltd. (Singapore)	32,000	39,186
CSX Corp.	98,500	2,202,460
East Japan Railway Co. (Japan)	700	43,954
Norfolk Southern Corp.	30,000	2,153,100
Ryder System, Inc.	4,900	176,449
Union Pacific Corp.	43,700	5,213,847
West Japan Railway Co. (Japan)	1,000	41,138

		9,988,272

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.*(a)	55,700	319,161
Altera Corp.	29,700	1,005,048
Analog Devices, Inc.	28,500	1,073,595
Applied Materials, Inc.	114,700	1,314,462
ASML Holding NV (Netherlands)	4,043	207,633
Broadcom Corp. (Class A Stock)	44,650	1,509,170
First Solar, Inc.*(a)	3,000	45,180
Intel Corp.	458,700	12,224,355
KLA-Tencor Corp.	14,700	723,975
Lam Research Corp.*(a)	15,650	590,631
Linear Technology Corp.	20,500	642,265
LSI Corp.*	57,100	363,727
Microchip Technology, Inc.(a)	19,400	641,752
Micron Technology, Inc.*	87,900	554,649
NVIDIA Corp.*	61,450	849,239
Teradyne, Inc.*(a)	19,800	278,388
Texas Instruments, Inc.	104,200	2,989,498
Xilinx, Inc.	23,400	785,538

		26,118,266

Software — 1.9%
Adobe Systems, Inc.*	43,200	1,398,384
Autodesk, Inc.*	19,700	689,303
BMC Software, Inc.*	16,300	695,684
CA, Inc.(a)	32,364	876,741
Citrix Systems, Inc.*	17,400	1,460,556
Dassault Systemes SA (France)	813	76,277
Electronic Arts, Inc.*	33,600	414,960
Intuit, Inc.	26,800	1,590,580
Microsoft Corp.	683,700	20,914,383
Nexon Co. Ltd. (Japan)*	4,700	92,009
Oracle Corp.	356,800	10,596,960
Red Hat, Inc.*	16,600	937,568
Salesforce.com, Inc.*	12,000	1,659,120
SAP AG (Germany)	2,801	165,863
Symantec Corp.*	69,878	1,020,918

		42,589,306

Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)	8,300	283,362

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail (continued)
AutoNation, Inc.*(a)	3,874	$136,675
AutoZone, Inc.*	2,600	954,642
Bed Bath & Beyond, Inc.*	21,300	1,316,340
Best Buy Co., Inc.(a)	27,525	576,924
CarMax, Inc.*(a)	20,100	521,394
GameStop Corp. (Class A Stock)(a)	13,600	249,696
Gap, Inc. (The)	30,000	820,800
Home Depot, Inc. (The)	140,350	7,437,147
Limited Brands, Inc.	22,906	974,192
Lowe’s Cos., Inc.	109,400	3,111,336
O’Reilly Automotive, Inc.*	11,100	929,847
Ross Stores, Inc.	20,800	1,299,376
Shimamura Co. Ltd. (Japan)	700	80,889
Staples, Inc.	65,449	854,109
Tiffany & Co.	11,100	587,745
TJX Cos., Inc.	68,700	2,949,291
Urban Outfitters, Inc.*	11,100	306,249
USS Co. Ltd. (Japan)	590	63,662

		23,453,676

Textiles, Apparel & Luxury Goods — 0.3%
Christian Dior SA (France)	168	23,104
Cie Financiere Richemont SA (Switzerland)	2,074	113,883
Coach, Inc.	26,100	1,526,328
Fossil, Inc.*	4,200	321,468
LVMH Moet Hennessy Louis Vuitton SA (France)	599	91,162
NIKE, Inc. (Class B Stock)	33,400	2,931,852
Ralph Lauren Corp.	5,800	812,348
V.F. Corp.	8,000	1,067,600

		6,887,745

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	49,900	317,863
People’s United Financial, Inc.	36,300	421,443

		739,306

Tobacco — 1.0%
Altria Group, Inc.	186,200	6,433,210
British American Tobacco PLC (United Kingdom)	4,967	252,522
Imperial Tobacco Group PLC (United Kingdom)	4,986	192,101
Japan Tobacco, Inc. (Japan)	3,200	94,802
Lorillard, Inc.	11,947	1,576,407
Philip Morris International, Inc.	155,800	13,595,108
Reynolds American, Inc.	31,600	1,417,892

		23,562,042

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	27,600	1,112,556
ITOCHU Corp. (Japan)	12,500	131,383

COMMON STOCKS (continued)	Shares	Value (Note 2)

Trading Companies & Distributors (continued)
Marubeni Corp. (Japan)	15,000	$99,943
Mitsubishi Corp. (Japan)	1,800	36,386
Mitsui & Co. Ltd. (Japan)	2,200	32,692
Rexel SA (France)	827	14,126
Sumitomo Corp. (Japan)	11,800	165,103
W.W. Grainger, Inc.	5,800	1,109,192

		2,701,381

Wireless Telecommunication Services — 0.1%
Crown Castle International Corp.*	22,200	1,302,252
KDDI Corp. (Japan)	31	199,978
MetroPCS Communications, Inc.*	29,500	178,475
Millicom International Cellular SA (Luxembourg)	151	14,251
Softbank Corp. (Japan)	6,500	241,954
Sprint Nextel Corp.*	292,777	954,453
Vodafone Group PLC (United Kingdom)	57,448	161,472

		3,052,835

TOTAL COMMON STOCKS (cost $694,034,222)		1,148,138,214

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $539,336)	10,700	534,572

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	317	15,637
Volkswagen AG (Germany)	821	130,070

		145,707

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	20,000	545,800
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(b)	28,000	708,120

		1,253,920

Household Products
Henkel AG & Co. KGaA (Germany)	145	9,635

TOTAL PREFERRED STOCKS (cost $1,368,534)		1,409,262

	Units
RIGHT
Oil, Gas & Consumable Fuels
Repsol YPF SA (Spain) (cost $0)*	1,470	1,031

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

ASSET-BACKED SECURITIES — 1.4%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Non-Residential Mortgage-Backed Securities — 1.0%
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.716%	10/20/19	$2,163		$2,068,401
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(b)	Aaa	0.716%	10/27/18	1,000		967,378
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(b)	Aaa	2.066%	05/17/21	500		501,282
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.726%	01/26/20	1,336		1,289,100
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.642%	01/15/16	4,159		4,136,487
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.717%	05/25/17	734		721,363
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.716%	08/03/19	411		398,410
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.644%	02/20/15	1,500		1,498,750
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(b)	Aaa	0.816%	07/27/16	984	(c)	984
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.716%	07/22/20	817		790,841
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(b)	Aa1	0.938%	03/15/20	1,000		893,882
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.727%	12/15/17	539		536,122
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(b)	Aaa	0.827%	07/15/16	48		47,984
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.706%	10/19/20	1,257		1,209,524
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.727%	06/01/17	1,918		1,870,051
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.728%	09/15/17	1,459		1,412,402
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.718%	03/15/18	348		333,933
Race Point CLO Ltd. (Cayman Islands), Ser. 2012-6A, Class B, 144A(b)(d)	AA(e)	2.967%	05/24/23	1,000		994,813
Slater Mill Loan Fund LP (Cayman Island), Ser. 2012-1A, Class B, 144A(b)	AA(e)	3.117%	08/17/22	750		720,000
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	175		177,759
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.716%	11/01/18	2,900		2,824,093

						23,393,559

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.895%	03/25/33	481		324,463
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(b)	Ba1	0.995%	03/25/34	3,240		2,761,656
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	388		321,529
Equity One ABS, Inc., Ser. 2004-3, Class M1(b)	Ba1	5.506%	07/25/34	868		681,392
Fremont Home Loan Trust, Ser. 2004-2, Class M1(b)	A3	1.100%	07/25/34	506		384,370
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.734%	01/20/35	356		319,204
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.775%	06/25/34	991		756,109
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.445%	05/25/33	243		203,992
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.295%	12/27/33	1,349		1,181,534
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.145%	07/25/32	706		506,325
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.520%	09/25/32	873		657,076
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(b)	Ba3	1.010%	02/25/34	1,328		1,016,152
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(b)	Ca	0.495%	05/25/36	1,400		466,351

						9,580,153

TOTAL ASSET-BACKED SECURITIES (cost $34,524,505)						32,973,712

BANK LOANS(b) — 0.4%
Foods — 0.1%
Del Monte Foods Co.	B(e)	4.500%	03/08/18	988		970,550

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

BANK LOANS(b) (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Gaming
Scientific Games Corp	Ba1	3.000%	06/30/15	$425	$420,484

Healthcare & Pharmaceutical — 0.2%
Davita, Inc.	Ba2	4.500%	10/20/16	1,094	1,093,105
HCA, Inc.	Ba3	3.495%	05/01/18	370	358,306
HCA, Inc.	Ba3	3.711%	03/31/17	886	859,882
RPI Finance Trust	Baa2	4.000%	11/09/18	914	905,780

					3,217,073

Metals
Schaeffler AG	B1	6.000%	01/27/17	600	599,063

Pipelines & Other
Energy Transfer Equity LP	Ba2	3.750%	03/23/17	800	781,714

Technology — 0.1%
First Data Corp.	B1	4.245%	03/26/18	2,055	1,884,026
First Data Corp.	B1	5.245%	03/24/17	156	148,163
Flextronics International Ltd. (Singapore)	Ba1	2.489%	10/01/14	412	402,611
Flextronics International Ltd. (Singapore)	Ba1	2.495%	10/01/14	118	115,693

					2,550,493

TOTAL BANK LOANS (cost $8,722,875)					8,539,377

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,350	1,755,643
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	3.002%	02/25/35	576	495,372
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	3.029%	03/25/35	608	513,705
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	Ba2	2.894%	02/25/37	1,411	1,355,297
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	737	754,683
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	2.880%	07/25/35	871	830,237
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	193	199,521
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa1	2.740%	02/25/34	669	647,104
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(e)	5.000%	03/25/20	483	455,927

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $7,869,958)					7,007,489

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,167	3,253,857
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,031,836
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.805%	06/10/49	1,171	1,177,013
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,400	3,665,492
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(b)	AAA(e)	5.619%	03/11/39	1,200	1,348,498
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.482%	01/15/46	1,000	1,113,020
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	480	543,374
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A	AA-(e)	5.440%	09/15/30	511	525,916
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(b)	AAA(e)	5.941%	06/10/46	4,000	4,503,900
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	1,492	1,498,658
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	900	953,805
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(e)	5.593%	02/15/39	4,330	4,839,147
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AA-(e)	5.593%	02/15/39	530	574,387
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	25	25,142
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(b)	AAA(e)	5.100%	08/15/38	3,000	3,307,755

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA-(e)	5.223%	08/15/48	$1,020	$1,126,679
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(e)	6.007%	05/15/46	2,100	2,239,018
FHLMC Multifamily Structured Pass Through Certificates, I/O, Ser. 2012-K501, Class X1A(b)	Aaa	1.758%	08/25/16	6,385	345,985
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,610	2,782,223
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(b)	Aa2	5.224%	04/10/37	1,400	1,529,979
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(b)	Aaa	6.071%	07/10/38	1,620	1,846,521
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,915	2,982,539
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(b)	Aaa	5.778%	08/10/45	999	1,007,332
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(b)	Aaa	4.853%	03/15/46	1,715	1,776,471
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	264	266,302
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,062,637
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	3,120	3,237,743
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,170	1,252,252
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	1,656	1,766,576
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(b)	Aaa	5.475%	04/15/43	2,436	2,722,744
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa	5.994%	06/15/49	1,588	1,590,355
JPMorgan Chase Commercial Mortgage Securities Corp. I/O, Ser. 2006-LDP6, Class X2(b)	Aaa	0.224%	04/15/43	97,332	70,565
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-CBX, Class A3	Aaa	3.139%	06/15/45	1,800	1,843,641
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(b)	AAA(e)	4.826%	08/15/29	3,677	3,739,102
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	753,417
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(e)	5.263%	11/15/40	1,390	1,509,094
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(e)	5.084%	02/15/31	3,037	3,050,699
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	55	54,777
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(b)	Aaa	5.661%	03/15/39	1,630	1,830,862
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	1,959,894
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(e)	5.848%	05/12/39	3,400	3,860,986
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(b)	A(e)	5.848%	05/12/39	780	842,774
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(b)	A(e)	5.657%	02/12/39	440	467,034
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	6.093%	06/12/46	2,210	2,505,183
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	448,448
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,245	2,301,526
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.600%	03/12/44	1,500	1,671,319
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(e)	5.894%	10/15/42	2,600	2,927,595
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(e)	5.332%	12/15/43	4,080	4,634,888
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,172	4,368,212
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(e)	5.824%	06/11/42	1,040	1,086,400
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(b)	Aaa	5.418%	01/15/45	1,300	1,445,014
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.922%	05/15/43	5,188	5,896,118
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	3,800	4,158,823
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A4(b)	Aaa	6.097%	02/15/51	3,850	4,314,414

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $103,073,640)					112,637,941

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS — 10.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	$475	$506,642

Airlines — 0.2%
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2001-1, Class A-1(d)	Baa2	6.703%	06/15/21	128	137,296
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-A(a)	Baa2	4.750%	01/12/21	721	755,083
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	185	194,852
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	654	737,121
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	1,061	1,132,875
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa2	6.821%	08/10/22	366	393,952
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2A(a)	Baa2	4.950%	05/23/19	637	676,570

					4,027,749

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	3.984%	06/15/16	430	442,861
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	4.207%	04/15/16	1,440	1,495,264
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	380	385,510
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	536,024
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	235	264,153

					3,123,812

Banking — 2.7%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,000	2,663,206
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	1,210	1,262,230
Banco Bradesco SA (Brazil), Sub. Notes	Baa1	8.750%	10/24/13	1,690	1,816,750
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(b)	B1	8.000%	12/29/49	2,100	2,187,528
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	185	190,691
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	1,290	1,420,669
Bank of America Corp., Sr. Unsec’d. Notes(f)	Baa2	6.000%	09/01/17	1,330	1,435,317
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	790	796,426
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN(a)	Baa2	5.650%	05/01/18	105	112,276
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	850	884,961
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36	805	846,604
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.300%	10/30/15	550	596,840
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.400%	10/02/17	270	311,359
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,135	1,356,924
Capital One Bank Corp., Sub. Notes	Baa1	6.500%	06/13/13	10	10,481
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,130	1,148,363
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	2,125	2,194,815
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	745	831,848
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38	320	391,418
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	850	1,134,321
Citigroup, Inc., Sub. Notes	Baa3	5.625%	08/27/12	1,900	1,911,549
Citigroup, Inc., Sub. Notes(a)	Baa3	6.125%	08/25/36	725	713,093
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%	05/22/19	1,195	1,475,862
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,325	922,857
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	564,477
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,118,158
Goldman Sachs Group, Inc. (The), Sr. Notes	A3	6.250%	02/01/41	220	229,406
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	2,305	2,341,461
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.450%	11/01/12	580	588,412
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	1,250	1,319,505
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	700	747,298
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17	765	802,410
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.450%	05/01/36	1,020	994,824
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	113	110,746
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa3	4.875%	01/14/22	1,730	1,912,384

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21	$920	$1,027,134
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	150	175,639
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(b)	Ba1	7.900%	04/29/49	2,000	2,192,580
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	1,935	1,989,962
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%	10/15/20	2,360	2,479,213
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	Baa2	7.000%	11/01/39	1,500	1,500,000
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A2	5.800%	01/13/20	1,770	1,892,149
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.500%	07/28/21	635	625,638
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	2,110	2,088,267
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.950%	12/28/17	495	508,445
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.625%	04/01/18	100	104,557
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN(a)	Baa1	5.450%	01/09/17	2,530	2,555,024
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(b)	Ba1	6.346%	07/29/49	800	859,958
PNC Funding Corp., Gtd. Notes.	A3	2.700%	09/19/16	925	958,636
PNC Funding Corp., Gtd. Notes.(a)	A3	6.700%	09/19/16	390	484,925
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,775	1,892,785
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	A3	3.400%	08/23/13	95	95,984
UBS AG London (Switzerland), Covered Notes, 144A	Aaa	2.250%	03/30/17	810	812,490
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	755	761,168

					60,350,023

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	02/06/12	1,850	420,875
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(a)(g)	NR	6.875%	05/02/18	700	162,750

					583,625

Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	900	1,003,500
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	2,092,782
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	310	377,894
Comcast Corp., Gtd. Notes(a)	Baa1	6.950%	08/15/37	290	372,481
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	605	638,118
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	173,745
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,755	1,883,866
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42	1,020	1,026,578
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	382,499

					7,951,463

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes, 144A	Ba2	5.625%	06/15/22	1,040	1,068,600
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42	635	630,874
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(h)	Baa1	5.800%	10/15/12	460	465,656
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(d)(h)	Baa1	6.375%	10/15/17	1,198	1,400,242
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(d)(h)	Baa1	7.000%	10/15/37	390	470,121
General Electric Co., Sr. Unsec’d. Notes	Aa3	5.250%	12/06/17	320	373,677
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	180	204,819
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A	Baa3	3.125%	05/11/15	420	422,512
United Technologies Corp., Sr. Unsec’d. Notes(a)	A2	4.500%	06/01/42	1,540	1,691,544
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21	1,060	1,172,391

					7,900,436

Chemicals — 0.2%
Ashland, Inc., Sr. Sec’d. Notes	Baa3	9.125%	06/01/17	1,125	1,237,500
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,781,066
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	35	55,735

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Chemicals (continued)
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	$780	$820,920
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	135	158,749
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	500	601,323

					4,655,293

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,844,438
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	998	1,082,840

					2,927,278

Electric — 0.7%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16	170	199,420
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	530	701,518
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	1,070	1,107,956
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	300	415,512
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	182,216
Duke Energy Carolinas LLC, First Mtge. Bonds(a)(i)	A1	6.050%	04/15/38	530	703,007
El Paso Electric Co., Sr. Unsec’d. Notes(a)	Baa2	6.000%	05/15/35	845	996,930
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,160	1,358,931
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	Baa1	6.000%	10/07/39	1,260	989,173
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	195	211,942
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,375	1,489,463
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	501,171
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	470	561,270
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	140	132,358
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	617,084
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	403,111
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa1	6.500%	05/15/18	1,210	1,489,290
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	616,153
NSTAR, Sr. Unsec’d. Notes	A3	4.500%	11/15/19	605	674,674
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(a)	Baa1	6.375%	01/15/15	465	514,244
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	161,663
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37	515	668,994
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	667,322
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41	480	537,128
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	304,832

					16,205,362

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	480	540,401
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	960	1,017,221

					1,557,622

Energy – Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,070	1,242,948
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	Baa3	6.450%	09/15/36	305	352,619
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	225	275,748
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42	900	944,417
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	890	924,752
Phillips 66, Gtd. Notes, 144A	Baa1	2.950%	05/01/17	415	426,441
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,450	1,706,411
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	140	169,386
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	685	735,381
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.500%	08/01/36	25	27,162
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,730,704

					8,535,969

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	$1,160	$1,823,836
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	230	365,669
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	650	665,444
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	708	775,526
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,055,200
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,073,662
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(d)(h)	A2	6.000%	11/27/17	650	773,118
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	511,094
Kraft Foods Group, Inc., Gtd. Notes, 144A(a)	Baa2	5.000%	06/04/42	575	608,566
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	695	793,169
Tyson Foods, Inc., Gtd. Notes	Baa3	6.850%	04/01/16	785	897,844

					9,343,128

Healthcare & Pharmaceutical — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,365	1,424,944
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	995	1,076,335
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	2,060	2,104,072
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	649,904
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	270	298,381
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	Baa1	5.650%	12/01/41	470	547,860
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	632,344
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	268,576
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	440	505,863

					7,508,279

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	480	613,820
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	540	614,516
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	750,279
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,200	1,308,864
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	115	138,470
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	400	530,330
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	410	548,777
WellPoint, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.625%	05/15/42	435	448,431
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,178,916

					6,132,403

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	480	504,235
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	115	129,157
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	655	668,077
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	910	1,029,644
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	900	1,086,468
Axis Specialty Finance LLC, Gtd. Notes(a)	Baa1	5.875%	06/01/20	990	1,072,137
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67	1,260	1,300,950
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	635	653,895
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	972,665
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	215	217,622
Lincoln National Corp., Jr. Sub. Notes(b)	Ba1	6.050%	04/20/67	250	228,750
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	513,470
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	778,467
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	635,936
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	960	1,138,033
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	106,979
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	270	316,602
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	859,182
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063%	03/30/40	350	426,166
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,000	1,000,565

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Insurance (continued)
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	$640	$720,112
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	870	1,104,884
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	715	743,600
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	Aa2	6.850%	12/16/39	1,430	1,846,506
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	315	338,817
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	759,209
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	641,413
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	115,871

					19,909,412

Lodging — 0.3%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	800	912,000
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	750	761,250
Marriott International, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.000%	03/01/19	490	495,422
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	05/15/18	2,700	3,136,212
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	890	896,177

					6,201,061

Media & Entertainment — 0.3%
CBS Corp., Gtd. Notes(a)	Baa2	3.375%	03/01/22	680	677,481
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	250	283,261
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	475	555,445
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	35	41,821
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,492,686
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	175	203,747
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.250%	03/29/41	495	575,572
Time Warner, Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17	745	928,478
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	155	200,204
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	868,626
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.750%	10/05/37	420	533,478

					6,360,799

Metals — 0.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	860	871,994
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.250%	02/25/22	480	470,116
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	1,005	988,797
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	125	142,260
Peabody Energy Corp., Gtd. Notes, 144A(a)	Ba1	6.000%	11/15/18	1,275	1,268,625
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(e)	4.500%	05/15/13	255	262,499
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	370	424,734
Teck Resources Ltd. (Canada), Gtd. Notes(a)	Baa2	5.200%	03/01/42	585	560,500
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	995	1,013,916

					6,003,441

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	5.875%	01/14/38	970	1,113,564
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(i)	A1	6.000%	08/07/19	3,010	3,521,929
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)	A1	6.875%	01/10/39	730	941,796
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16	230	233,354
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Ba3	6.375%	03/25/13	1,750	1,787,187
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	365	383,250
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,000	1,095,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	1,025	1,148,000

					10,224,080

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(d)(h)	Baa3	5.400%	11/01/20	275	319,102
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	740	834,291

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Paper (continued)
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	$615	$774,979
Rock-Tenn Co., Unsec’d. Notes, 144A(a)	Ba1	4.900%	03/01/22	675	695,378

					2,623,750

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	610	630,198
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	560,962
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	130	152,651
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	82,410
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	3,950,962
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	205	210,875

					5,588,058

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	910,200
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	846,435
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	761,069
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	34,514

					2,552,218

Real Estate Investment Trusts — 0.3%
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700%	02/01/14	670	680,702
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	839,727
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	671,729
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	68	81,331
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	235	241,910
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%	03/15/22	190	190,839
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,925	3,460,980

					6,167,218

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	5.750%	05/15/41	960	1,142,797
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	335	416,392
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	345	437,730
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	300	315,412
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.875%	01/15/13	2,000	2,048,648
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	4.000%	10/15/21	220	241,298
Target Corp., Sr. Unsec’d. Notes	A2	4.000%	07/01/42	960	945,624
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	650	845,957

					6,393,858

Technology — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	370	381,996
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	330	340,195
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(e)	10.000%	07/15/13	900	967,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,225	1,359,750
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	900	963,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,809,673

					6,822,114

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	560	689,260
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	18	26,669
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	973	1,116,676
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.550%	08/15/41	1,145	1,364,791
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,115	1,435,027
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	350	526,376

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications (continued)
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	$2,400	$3,284,124
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(d)(h)	Baa3	7.082%	06/01/16	325	371,976
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06-04/10/07)(d)(h)	Baa3	7.995%	06/01/36	1,645	1,718,359
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	880	980,976
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	170,425
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	475	402,563
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	325	290,692
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	7.045%	06/20/36	210	183,600
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	195	201,601
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	55	71,421
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	700	737,625

					13,572,161

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	3,040	4,206,655
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	206,709
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,382,716
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	290	359,911
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	344,410

					6,500,401

TOTAL CORPORATE BONDS (cost $220,689,315)					240,227,655

MORTGAGE-BACKED SECURITIES — 12.6%
Federal Home Loan Mortgage Corp.(b)		2.523%	06/01/36	647	686,364
Federal Home Loan Mortgage Corp.		3.000%	TBA 15 YR	1,500	1,568,203
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	3,500	3,671,719
Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	9,381	9,981,462
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	2,500	2,652,735
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/41	24,436	26,234,050
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-07/01/37	10,155	10,947,149
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	2,500	2,686,328
Federal Home Loan Mortgage Corp.(b)		5.225%	12/01/35	1,056	1,131,980
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-07/01/38	11,722	12,777,740
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	1,247	1,397,007
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	2,000	2,191,250
Federal Home Loan Mortgage Corp.		6.500%	12/01/14-09/01/16	72	73,860
Federal Home Loan Mortgage Corp.		7.000%	05/01/31-10/01/32	591	698,506
Federal National Mortgage Association(b)		2.285%	07/01/33	607	641,427
Federal National Mortgage Association		2.500%	TBA 15 YR	1,000	1,028,125
Federal National Mortgage Association		2.500%	TBA 15 YR	500	515,156
Federal National Mortgage Association(b)		2.563%	07/01/37	709	760,466
Federal National Mortgage Association(b)		2.648%	06/01/37	212	226,653
Federal National Mortgage Association		3.000%	TBA 15 YR	4,500	4,714,453
Federal National Mortgage Association		3.500%	06/01/39	1,778	1,870,783
Federal National Mortgage Association		3.500%	TBA 15 YR	9,500	10,037,344
Federal National Mortgage Association		3.500%	TBA 30 YR	20,000	20,965,626
Federal National Mortgage Association		3.500%	TBA 30 YR	19,500	20,496,329
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	17,217	18,780,411
Federal National Mortgage Association		5.000%	10/01/18-05/01/36	7,587	8,247,367
Federal National Mortgage Association		5.000%	TBA 30 YR	3,000	3,246,094
Federal National Mortgage Association		5.500%	03/01/16-04/01/37	14,585	16,028,580
Federal National Mortgage Association		6.000%	04/01/13-06/01/38	13,605	15,173,838
Federal National Mortgage Association		6.500%	07/01/17-01/01/37	5,470	6,228,576
Federal National Mortgage Association		7.000%	02/01/32-07/01/32	416	487,335

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)		Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal National Mortgage Association		7.500%	05/01/32	$97	$118,725
Government National Mortgage Association		3.500%	TBA 30 YR	4,000	4,275,000
Government National Mortgage Association		4.000%	06/15/40-05/20/41	2,330	2,552,337
Government National Mortgage Association		4.000%	TBA 30 YR	21,500	23,451,796
Government National Mortgage Association		4.000%	TBA 30 YR	4,000	4,368,125
Government National Mortgage Association		4.500%	01/20/41-02/20/41	7,474	8,254,578
Government National Mortgage Association		4.500%	TBA 30 YR	10,750	11,816,601
Government National Mortgage Association		4.500%	TBA 30 YR	1,000	1,093,281
Government National Mortgage Association		5.000%	TBA 30 YR	10,500	11,553,281
Government National Mortgage Association		5.500%	08/15/33-04/15/36	4,786	5,362,878
Government National Mortgage Association		6.000%	11/15/23-07/15/34	1,607	1,831,889
Government National Mortgage Association		6.500%	10/15/23-09/15/36	3,035	3,506,966
Government National Mortgage Association		8.000%	01/15/24-07/15/24	46	55,151

TOTAL MORTGAGE-BACKED SECURITIES (cost $274,861,175)					284,387,524

	Moody’s Ratings†
MUNICIPAL BONDS — 0.6%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,305	1,742,005
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	970	1,241,969
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	945	1,067,916
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,000	1,463,380
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,100	1,337,248
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	415	500,635
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	275	311,902
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	425	547,685
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	505	602,723
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	625	837,737
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,250	1,561,550
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	350	438,137
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	317,393
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	205	264,772
State of Illinois, General Obligation Bonds, Taxable Series	A2	4.421%	01/01/15	630	662,981
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	305	371,197

TOTAL MUNICIPAL BONDS (cost $10,734,381)					13,269,230

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Commonwealth Bank of Australia (Australia), Gov’t Gtd. Notes 144A	Aaa	2.700%	11/25/14	7,220	7,545,167
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%	01/29/21	460	474,822
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%	06/29/20	365	407,075
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	800	860,498
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes	Aaa	2.375%	08/25/21	730	734,288
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	4.750%	03/08/44	846	911,565
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	451,500
Petrobras International Finance Co. — Pifco (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	1,760	1,896,877

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

NON-CORPORATE FOREIGN AGENCIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20	$285	$328,605
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,220,750
Russian Foreign Bond — Eurobond (Russia), Unsec’d. Notes, 144A	Baa1	3.250%	04/04/17	2,200	2,213,728

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $17,257,183)					18,044,875

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks(a)		5.500%	07/15/36	950	1,281,430
Federal Home Loan Mortgage Corp.(a)		5.125%	11/17/17	420	508,719
Resolution Funding Corp. Interest Strip, Bonds(j)		1.340%	04/15/18	2,645	2,452,484
Tennessee Valley Authority		5.880%	04/01/36	85	118,335

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,734,159)					4,360,968

U.S. GOVERNMENT TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Bonds(a)		3.000%	05/15/42	8,190	8,577,747
U.S. Treasury Inflation Indexed Bonds(a)		0.750%	02/15/42	3,121	3,273,491
U.S. Treasury Inflation Indexed Notes		1.375%	01/15/20	9,175	10,667,488
U.S. Treasury Notes		0.750%	08/15/13	18,630	18,729,708
U.S. Treasury Notes		0.750%	06/30/17	810	810,823
U.S. Treasury Notes		1.000%	06/30/19	6,750	6,696,209
U.S. Treasury Notes		1.375%	11/30/15	1,555	1,600,799
U.S. Treasury Notes		1.750%	05/15/22	180	181,463
U.S. Treasury Notes		1.875%	10/31/17	11,550	12,185,250
U.S. Treasury Notes		3.125%	04/30/17	5,890	6,558,150
U.S. Treasury Notes		3.250%	05/31/16	6,300	6,951,659
U.S. Treasury Notes		3.500%	02/15/18	15,000	17,162,115
U.S. Treasury Notes		4.250%	11/15/17	6,475	7,636,453
U.S. Treasury Strips Coupon(k)		2.150%	05/15/24	16,380	12,712,453
U.S. Treasury Strips Coupon(k)		2.180%	08/15/24	11,695	8,987,619
U.S. Treasury Strips Coupon(k)		2.280%	11/15/23	12,715	10,065,308
U.S. Treasury Strips Coupon(k)		2.340%	02/15/24	10,000	7,834,870
U.S. Treasury Strips Coupon(k)		2.610%	05/15/25	6,000	4,472,556
U.S. Treasury Strips Coupon(k)		2.970%	05/15/27	2,280	1,574,728
U.S. Treasury Strips Coupon(a)(k)		3.750%	08/15/33	8,260	4,581,830

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $137,692,176)					151,260,719

TOTAL LONG-TERM INVESTMENTS (cost $1,515,101,459)					2,022,792,569

SHORT-TERM INVESTMENTS — 22.6%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill(i)(l) (cost $2,999,460)		0.080%	09/20/12	3,000	2,999,517

				Shares
Affiliated Mutual Funds — 22.5%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $125,780,083) (Note 4)(m)				12,986,385	116,747,603
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $392,188,700; includes $148,153,398 of cash collateral received for securities on loan) (Note 4)(m)(n)				392,188,700	392,188,700

TOTAL AFFILIATED MUTUAL FUNDS (cost $517,968,783)					508,936,303

TOTAL SHORT-TERM INVESTMENTS (cost $520,968,243)					511,935,820

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 111.9% (cost $2,036,069,702)					2,534,728,389

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

SECURITY SOLD SHORT — (0.2)%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage-Backed Security
Federal National Mortgage Association (proceeds received $4,288,281)	4.500%	TBA 30 YR	$4,000	$(4,290,625)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 111.7% (cost $2,031,781,421)				2,530,437,764
LIABILITIES IN EXCESS OF OTHER ASSETS(o) — (11.7)%				(265,207,737)

NET ASSETS — 100.0%				$2,265,230,027

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2012. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $145,835,231; cash collateral of $148,153,398 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.

(c)	Amount is actual; not rounded to thousands.

(d)	Indicates a security that has been deemed illiquid.

(e)	Standard & Poor’s Rating.

(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(h)	Indicates a restricted security; the aggregate original cost of such securities is $4,997,696. The aggregate value of $5,518,574 is approximately 0.2% of net assets.

(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(j)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2012.

(k)	Rate shown reflects the effective yield at June 30, 2012.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Long Positions:
249	2 Year U.S. Treasury Notes	Sep. 2012	$54,829,883	$54,826,688	$(3,195)
880	5 Year U.S. Treasury Notes	Sep. 2012	109,029,759	109,092,500	62,741
217	S&P 500 E-mini	Sep. 2012	14,160,212	14,716,940	556,728
84	S&P 500 Index	Sep. 2012	27,638,152	28,484,400	846,248
9	U.S. Ultra Bond	Sep. 2012	1,509,480	1,501,594	(7,886)

					1,454,636

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Short Positions:
68	10 Year U.S. Treasury Notes	Sep. 2012	$9,080,396	$9,069,500	$10,896
151	U.S. Long Bond	Sep. 2012	22,295,441	22,343,281	(47,840)

					(36,944)

					$1,417,692

Interest rate swap agreements outstanding at June 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$20,110	08/31/16	0.934%	3 month LIBOR(1)	$103,404	$—	$103,404	Credit Suisse International
20,000	08/31/16	0.928%	3 month LIBOR(1)	97,863	—	97,863	Citibank, NA
20,000	08/31/16	0.977%	3 month LIBOR(2)	(137,815)	—	(137,815)	Citibank, NA
6,255	08/31/16	0.975%	3 month LIBOR(2)	(42,629)	—	(42,629)	JPMorgan Chase Bank
6,255	08/31/16	0.978%	3 month LIBOR(2)	(43,525)	—	(43,525)	JPMorgan Chase Bank
1,900	09/14/16	1.206%	3 month LIBOR(2)	(36,863)	—	(36,863)	Deutsche Bank AG
30,590	11/30/16	0.948%	3 month LIBOR(2)	(85,422)	—	(85,422)	Citibank, NA
30,590	11/30/16	0.945%	3 month LIBOR(2)	(82,009)	—	(82,009)	Citibank, NA
19,045	11/30/16	0.913%	3 month LIBOR(2)	(25,787)	—	(25,787)	JPMorgan Chase Bank
5,155	07/20/21	3.035%	3 month LIBOR(1)	670,729	—	670,729	Citibank, NA
4,650	11/23/21	2.148%	3 month LIBOR(2)	(188,998)	—	(188,998)	Citibank, NA
2,625	01/27/22	2.071%	3 month LIBOR(2)	(101,995)	—	(101,995)	Citibank, NA
1,170	01/30/22	2.082%	3 month LIBOR(2)	(46,260)	—	(46,260)	Citibank, NA
2,510	02/07/22	2.056%	3 month LIBOR(2)	(91,870)	—	(91,870)	Citibank, NA
6,305	04/12/22	2.111%	3 month LIBOR(1)	230,174	—	230,174	Citibank, NA

				$218,997	$—	$218,997

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$1,110	$8,215	$—	$8,215	JPMorgan Chase Bank
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	2,000	(6,772)	11,818	(18,590)	Deutsche Bank AG
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,600	23,659	—	23,659	Morgan Stanley Capital Services, Inc.
Simon Property Group LP	06/20/18	0.970%	2,700	46,009	—	46,009	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,800	40,434	—	40,434	Deutsche Bank AG
Starwood Hotels & Resorts Worldwide, Inc.	03/20/14	7.050%	1,585	(176,609)	—	(176,609)	Deutsche Bank AG
Starwood Hotels & Resorts Worldwide, Inc.	06/20/18	1.450%	2,700	14,948	—	14,948	Merrill Lynch Capital Services, Inc.

				$(50,116)	$11,818	$(61,934)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,125,227,632	$22,910,582	$—
Exchange Traded Fund	534,572	—	—
Preferred Stocks	1,253,920	155,342	—
Right	1,031	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	22,673,559	720,000
Residential Mortgage-Backed Securities	—	9,580,153	—
Bank Loans	—	8,539,377	—
Collateralized Mortgage Obligations	—	7,007,489	—
Commercial Mortgage-Backed Securities	—	112,637,941	—
Corporate Bonds	—	240,227,655	—
Mortgage-Backed Securities	—	284,387,524	—
Municipal Bonds	—	13,269,230	—
Non-Corporate Foreign Agencies	—	18,044,875	—
U.S. Government Agency Obligations	—	4,360,968	—
U.S. Government Treasury Obligations	—	154,260,236	—
Affiliated Mutual Funds	508,936,303	—	—
Mortgage-Backed Security Sold Short	—	(4,290,625)	—
Other Financial Instruments*
Futures Contracts	1,417,692	—	—
Interest Rate Swap Agreements	—	218,997	—
Credit Default Swap Agreements	—	(61,934)	—

Total	$1,637,371,150	$893,921,369	$720,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 was as follows:

Affiliated Mutual Funds (including 6.5% of collateral received for securities on loan)	22.5%
Mortgage-Backed Securities	12.6
U.S. Government Treasury Obligations	6.8
Commercial Mortgage-Backed Securities	5.0
Oil, Gas & Consumable Fuels	4.6
Pharmaceuticals	3.2
Computers & Peripherals	2.8
Banking	2.7
Insurance	2.7
IT Services	1.9
Software	1.9
Media	1.7
Commercial Banks	1.6
Diversified Telecommunication Services	1.5
Beverages	1.4
Chemicals	1.4
Diversified Financial Services	1.4
Industrial Conglomerates	1.4
Real Estate Investment Trusts	1.4

Aerospace & Defense	1.3%
Tobacco	1.3
Food & Staples Retailing	1.2
Semiconductors & Semiconductor Equipment	1.2
Electric Utilities	1.1
Household Products	1.1
Healthcare Providers & Services	1.0
Hotels, Restaurants & Leisure	1.0
Machinery	1.0
Non-Residential Mortgage-Backed Securities	1.0
Specialty Retail	1.0
Capital Markets	0.9
Communications Equipment	0.9
Food Products	0.9
Healthcare Equipment & Supplies	0.9
Internet Software & Services	0.9
Energy Equipment & Services	0.8
Non-Corporate Foreign Agencies	0.8
Biotechnology	0.7
Electric	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Multi-Utilities	0.7%
Municipal Bonds	0.6
Telecommunications	0.6
Air Freight & Logistics	0.5
Consumer Finance	0.5
Foods	0.5
Healthcare & Pharmaceutical	0.5
Internet & Catalog Retail	0.5
Non-Captive Finance	0.5
Energy – Other	0.4
Metals & Mining	0.4
Multiline Retail	0.4
Residential Mortgage-Backed Securities	0.4
Road & Rail	0.4
Technology	0.4
Cable	0.3
Capital Goods	0.3
Collateralized Mortgage Obligations	0.3
Electrical Equipment	0.3
Healthcare Insurance	0.3
Lodging	0.3
Media & Entertainment	0.3
Metals	0.3
Retailers	0.3
Textiles, Apparel & Luxury Goods	0.3
Airlines	0.2
Automobiles	0.2
Commercial Services & Supplies	0.2
Electronic Equipment, Instruments & Components	0.2

Life Sciences Tools & Services	0.2%
Pipelines & Other	0.2
U.S. Government Agency Obligations	0.2
Auto Components	0.1
Automotive	0.1
Construction & Engineering	0.1
Consumer	0.1
Containers & Packaging	0.1
Energy – Integrated	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Household Durables	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Paper	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Professional Services	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.1

111.9
Mortgage Backed Security Sold Short	(0.2)
Liabilities in excess of other assets	(11.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$11,818		Premium received for swap agreements	$—
Credit contracts	Unrealized appreciation on swap agreements	133,265		Unrealized depreciation on swap agreements	195,199
Equity contracts	Due from broker — variation margin	1,402,976	*	—	—
Equity contracts	Unaffiliated investments	1,031		—	—
Interest rate contracts	Unrealized appreciation on swap agreements	1,102,170		Unrealized depreciation on swap agreements	883,173
Interest rate contracts	Due from broker — variation margin	73,637	*	Due from broker — variation margin	58,921	*

Total		$2,724,897			$1,137,293

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Rights	Warrants	Total
Credit contracts	$—	$—	$—	$(153,818)	$—	$—	$(153,818)
Equity contracts	—	—	4,569,875	—	14,532	56,192	4,640,599
Interest rate contracts	263,443	(223,837)	(2,512,360)	87,102	—	—	(2,385,652)

Total	$263,443	$(223,837)	$2,057,515	$(66,716)	$14,532	$56,192	$2,101,129

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(75,266)	$(75,266)
Equity contracts	251,145	—	251,145
Interest rate contracts	194,406	(278,263)	(83,857)

Total	$445,551	$(353,529)	$92,022

For the six months ended June 30, 2012, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$179,615,411	$37,913,611

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$83,835	$15,328

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $145,835,231:
Unaffiliated investments (cost $1,518,100,919)	$2,025,792,086
Affiliated investments (cost $517,968,783)	508,936,303
Foreign currency, at value (cost $119,256)	119,843
Cash	70,087
Receivable for investments sold	57,637,930
Dividends and interest receivable	6,999,819
Unrealized appreciation on swap agreements	1,235,435
Due from broker—variation margin	1,125,141
Foreign tax reclaim receivable	45,468
Premium paid for swap agreements	11,818
Prepaid expenses	1,961
Receivable for Series shares sold	1,158

Total Assets	2,601,977,049

LIABILITIES
Payable for investments purchased	181,571,042
Collateral for securities on loan	148,153,398
Securities sold short, at value (proceeds received $4,288,281)	4,290,625
Unrealized depreciation on swap agreements	1,078,372
Management fee payable	1,004,573
Accrued expenses and other liabilities	344,901
Payable for Series shares repurchased	303,185
Affiliated transfer agent fee payable	926

Total Liabilities	336,747,022

NET ASSETS	$2,265,230,027

Net assets were comprised of:
Paid-in capital	$1,795,117,543
Retained earnings	470,112,484

Net assets, June 30, 2012	$2,265,230,027

Net asset value and redemption price per share, $2,265,230,027 / 132,930,391 outstanding shares of beneficial interest	$17 .04

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Interest	$15,740,150
Unaffiliated dividend income (net of foreign withholding taxes of $41,185)	13,580,393
Affiliated dividend income	1,008,362
Affiliated income from securities loaned, net	158,005

30,486,910

EXPENSES
Management fee	6,198,895
Custodian’s fees and expenses	173,000
Shareholders’ reports	147,000
Audit fee	18,000
Trustees’ fees	16,000
Insurance expenses	12,000
Legal fees and expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	5,000
Miscellaneous	22,559

Total expenses	6,605,454

NET INVESTMENT INCOME	23,881,456

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	13,736,065
Futures transactions	2,057,515
Swap agreement transactions	(66,716)
Options written transactions	(223,837)
Foreign currency transactions	(3,305)

15,499,722

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $1,682,066)	105,530,421
Futures	445,551
Swap agreements	(353,529)
Foreign currencies	(109)

105,622,334

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	121,122,056

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$145,003,512

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$23,881,456	$47,217,513
Net realized gain on investments and foreign currencies	15,499,722	49,113,195
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	105,622,334	4,696,647

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	145,003,512	101,027,355

DISTRIBUTIONS	(47,221,872)	(50,030,858)

SERIES SHARE TRANSACTIONS:
Series shares sold [305,237 and 648,345 shares, respectively]	5,228,923	10,475,022
Series shares issued in reinvestment of distributions [2,817,534 and 3,117,187 shares, respectively]	47,221,872	50,030,858
Series shares repurchased [4,474,328 and 9,540,307 shares, respectively]	(76,617,204)	(154,546,244)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(24,166,409)	(94,040,364)

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,615,231	(43,043,867)
NET ASSETS:
Beginning of period	2,191,614,796	2,234,658,663

End of period	$2,265,230,027	$2,191,614,796

SEE NOTES TO FINANCIAL STATEMENTS.

A27

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 87.1% ASSET-BACKED SECURITIES — 10.2%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Non-Residential Mortgage-Backed Securities — 5.7%
Apidos CDO (Cayman Islands), 144A
Ser. 2006-4A, Class A1(a)	Aaa	0.716%	10/27/18		$2,000	$1,934,756
Ser. 2011-8A, Class A1(a)	Aaa	1.966%	10/17/21		4,000	3,954,148
ARES CLO Funds (Cayman Islands), 144A
Ser. 2004-8A, Class A1A(a)	Aaa	0.897%	02/26/16		222	220,635
Ser. 2005-10A, Class A2(a)	Aaa	0.708%	09/18/17		338	333,517
Ser. 2005-10A, Class A3(a)	Aaa	0.708%	09/18/17		287	283,643
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.642%	01/15/16		5,750	5,718,875
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.042%	02/15/17		2,100	2,092,014
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.738%	06/20/17		3,256	3,131,111
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.717%	05/25/17		367	360,681
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.716%	08/03/19		4,108	3,984,099
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(a)	Baa2	0.715%	03/24/17		2,320	2,291,270
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A(a)(b)	Aaa	0.676%	04/20/19		1,900	1,856,081
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.816%	07/27/16		4	3,935
Four Corners CLO (Cayman Islands), 144A
Ser. 2005-1A, Class A3(a)	Aaa	0.762%	03/26/17		1,087	1,069,616
Ser. 2006-3A, Class A(a)	Aaa	0.716%	07/22/20		2,042	1,977,104
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(a)	Aa1	0.938%	03/15/20		1,500	1,340,823
GE Business Loan Trust, Ser. 2006-1A, Class D, 144A(a)	Baa3	1.242%	05/15/34		231	87,029
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.727%	12/15/17		707	703,660
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aaa	0.827%	07/15/16		337	335,887
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A(a)	Aaa	0.726%	05/09/18		2,764	2,705,614
Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A(a)	Baa1	5.439%	08/01/16	EUR	2,000	2,296,619
Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A(a)	Aaa	0.727%	11/15/17		3,262	3,181,915
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.706%	10/19/20		1,451	1,395,605
LCM LP (Cayman Islands), 144A
Ser. 2004-2A, Class A(a)	Aaa	0.786%	10/22/16		390	382,997
Ser. 2005-3A, Class A(a)	Aaa	0.727%	06/01/17		2,398	2,337,564
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(a)	Aaa	0.728%	09/15/17		5,672	5,492,674
Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A	A(c)	3.540%	10/20/32		4,435	4,549,227
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(a)	A3	1.142%	11/15/16		9,800	9,801,273
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(a)	Aaa	0.718%	03/15/18		2,607	2,504,499
North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A(a)	Aaa	1.573%	09/14/19	EUR	4,380	5,229,929
Pacifica CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A1, 144A(a)	Aaa	1.049%	07/10/15		257	256,812
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	A1	7.125%	01/15/13		587	586,621
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.768%	03/21/17		973	950,857
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.716%	11/01/18		4,500	4,382,213
Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A(a)(b)	Aaa	0.966%	01/21/16		1,103	1,097,426

						78,830,729

SEE NOTES TO FINANCIAL STATEMENTS.

A28

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities — 4.5%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	B2	1.145%	09/25/33	$1,767	$1,366,512
Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Caa2	3.170%	10/25/31	549	384,583
Ser. 2004-R8, Class M1(a)	A2	1.205%	09/25/34	950	733,389
Argent Securities, Inc.
Ser. 2003-W2, Class M4(a)	B2	5.870%	09/25/33	2,400	1,495,056
Ser. 2004-W6, Class M1(a)	Baa1	0.795%	05/25/34	3,165	2,404,405
Ser. 2004-W10, Class A2(a)	Aaa	1.025%	10/25/34	1,802	1,596,172
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Ba3	1.295%	08/25/33	2,035	1,538,699
Asset Backed Securities Corp. Home Equity
Ser. 2003-HE3, Class M1(a)	Ba2	1.487%	06/15/33	1,582	1,280,147
Ser. 2004-HE1, Class M1(a)	Ba1	1.292%	01/15/34	281	230,656
Ser. 2004-HE5, Class M1(a)	Baa3	1.145%	08/25/34	2,600	2,207,847
Bear Stearns Asset Backed Securities Trust
Ser. 2004-HE2, Class M1(a)	Ba1	1.145%	03/25/34	4,784	3,780,813
Ser. 2004-HE3, Class M2(a)	B1	1.970%	04/25/34	2,025	1,750,572
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	C	3.620%	03/25/33	272	34,912
Centex Home Equity, Ser. 2004-B, Class AF6	Aa3	4.186%	03/25/34	1,300	1,303,124
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	C	2.495%	08/25/32	120	51,608
Equity One ABS, Inc., Ser. 2004-3, Class M1(a)	Ba1	5.506%	07/25/34	1,099	862,002
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B2	0.965%	09/25/35	3,600	2,344,961
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Ba1	1.295%	12/25/33	294	234,240
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Ba3	1.220%	11/25/33	2,997	2,364,007
HSBC Home Equity Loan Trust Ser. 2006-1, Class M1(a)	Aa1	0.524%	01/20/36	793	702,234
Ser. 2006-2, Class A1(a)	Aaa	0.394%	03/20/36	216	203,441
Ser. 2006-2, Class A2(a)	Aaa	0.424%	03/20/36	262	241,703
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Ca	0.545%	03/25/36	3,187	1,047,527
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	A3	0.995%	02/25/34	4,250	3,314,222
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	Ba2	1.025%	02/25/34	2,868	2,175,634
Merrill Lynch Mortgage Investors, Inc. Ser. 2004-HE2, Class M1(a)	A-(c)	1.045%	08/25/35	996	752,469
Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.505%	06/25/35	2,673	2,227,985
Morgan Stanley ABS Capital I Ser. 2002-NC6, Class M2(a)	C	3.395%	11/25/32	167	45,955
Ser. 2003-HE1, Class M1(a)	Ba2	1.445%	05/25/33	1,811	1,519,737
Ser. 2003-HE3, Class M1(a)	Ba3	1.265%	10/25/33	1,345	1,062,591
Ser. 2004-NC1, Class M1(a)	Baa2	1.295%	12/27/33	1,096	959,996
Ser. 2004-OP1, Class M1(a)	Aa1	1.115%	11/25/34	3,688	2,745,071
Ser. 2004-WMC1, Class M1(a)	Ba1	1.175%	06/25/34	2,828	2,271,772
Ser. 2004-WMC2, Class M1(a)	Ba3	1.160%	07/25/34	2,431	2,027,923
New Century Home Equity Loan Trust Ser. 2003-4, Class M1(a)	Baa3	1.370%	10/25/33	4,066	3,453,032
Ser. 2004-4, Class M1(a)	Ba1	1.010%	02/25/35	3,048	2,319,911
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)	Aa3	1.045%	12/25/34	792	690,148
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa3	5.221%	02/25/34	1,000	948,440
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	B2	1.370%	12/25/32	444	344,536
Securitized Asset Backed Receivables LLC Trust Ser. 2004-NC1, Class M1(a)	B1	1.025%	02/25/34	4,359	3,387,023
Ser. 2006-FR1, Class M1(a)	C	0.645%	11/25/35	2,000	170,302
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	A1	1.010%	02/25/35	76	67,319
Structured Asset Investment Loan Trust Ser. 2004-2, Class A4(a)	AAA(c)	0.950%	03/25/34	2,297	1,699,968
Ser. 2004-7, Class A8(a)	AAA(c)	1.445%	08/25/34	1,400	1,029,015

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Residential Mortgage-Backed Securities (continued)
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(c)	3.245%	07/25/32		$1,228	$989,390

						62,361,049

TOTAL ASSET-BACKED SECURITIES (cost $143,349,874)						141,191,778

BANK LOANS — 1.9%
Automotive — 0.2%
Chrysler Group LLC(a)	Ba2	6.000%	05/24/17		1,377	1,384,612
Schaeffler AG(a)	B1	6.000%	01/27/17		1,500	1,497,657

						2,882,269

Chemicals — 0.1%
Ashland, Inc.(a)	Baa3	3.750%	08/23/18		225	225,116
Rockwood Holdings, Inc.(a)	Ba1	3.500%	02/09/18		1,373	1,371,315

						1,596,431

Consumer
Huish Detergents, Inc.(a)	Ba3	2.250%	04/26/14		200	190,375

Foods — 0.2%
Del Monte Foods Co.(a)	B(c)	4.500%	03/08/18		1,798	1,766,777
OSI Restaurant Partners, Inc.(a)	B3	0.061%	06/14/13		442	433,651
OSI Restaurant Partners, Inc.(a)	B3	2.563%	06/14/14		1,005	986,408

						3,186,836

Gaming — 0.2%
CCM Merger, Inc.(a)	B2	6.000%	03/01/17		2,733	2,702,483

Healthcare & Pharmaceutical — 0.4%
HCA, Inc.(a)	Ba3	3.495%	05/01/18		462	447,883
HCA, Inc.(a)	Ba3	3.711%	03/31/17		1,108	1,074,852
RPI Finance Trust(a)	Baa2	4.000%	05/09/18		3,954	3,910,810

						5,433,545

Media & Entertainment — 0.2%
ProSiebenSat.1 Media AG (Germany)(a)	Ba2	3.181%	07/01/16	EUR	2,900	3,466,069

Real Estate Investment Trusts — 0.1%
C.B. Richard Ellis Services, Inc.(a)	Ba1	3.741%	09/04/19		1,112	1,096,988

Technology — 0.5%
First Data Corp.(a)	B1	4.245%	03/26/18		2,411	2,210,107
First Data Corp.(a)	B1	5.245%	03/24/17		183	173,807
Flextronics International Ltd. (Singapore)(a)	Ba1	2.489%	10/01/14		1,084	1,059,220
Flextronics International Ltd. (Singapore)(a)	Ba1	2.495%	10/01/14		117	114,412
Freescale Semiconductor, Inc.(a)	B1	4.489%	12/01/16		1,750	1,652,000
Sensata Technologies, Inc.(a)	Ba2	4.000%	05/12/18		1,272	1,261,916

						6,471,462

TOTAL BANK LOANS (cost $27,316,513)						27,026,458

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19		911	933,423
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19		193	199,520
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	Baa1	2.740%	02/25/34		1,874	1,811,891
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20		741	699,434

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,749,111)						3,644,268

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banc of America Commercial Mortgage, Inc. Ser. 2006-1, Class A2	Aaa	5.334%	09/10/45	$54	$54,496
Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47	2,885	2,901,180
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	3,458	3,533,495
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	953	952,565
Ser. 2007-1, Class A3	Aaa	5.449%	01/15/49	3,500	3,688,083
Ser. 2007-4, Class A3(a)	AAA(c)	5.984%	02/10/51	6,460	6,723,723
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,602,189
Bear Stearns Commercial Mortgage Securities Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	834	846,852
Ser. 2005-T20, Class A2(a)	Aaa	5.127%	10/12/42	1,159	1,158,670
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	39	40,058
Ser. 2006-CD2, Class AAB(a)	Aaa	5.512%	01/15/46	2,136	2,188,989
Ser. 2007-CD4, Class A3	Aaa	5.293%	12/11/49	2,515	2,655,143
Commercial Mortgage Pass-Through Certificates Ser. 2006-C7, Class A3(a)	AAA(c)	5.879%	06/10/46	2,703	2,711,539
Ser. 2006-C7, Class A4(a)	AAA(c)	5.941%	06/10/46	4,000	4,503,900
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	2,985	2,998,918
Credit Suisse Mortgage Capital Certificates Ser. 2006-C1, Class A4(a)	AAA(c)	5.593%	02/15/39	4,400	4,917,378
Ser. 2006-C1, Class AM(a)	AA-(c)	5.593%	02/15/39	970	1,051,238
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	1,833	1,831,101
Ser. 2007-C4, Class A2(a)	Aaa	5.966%	09/15/39	316	317,757
Ser. 2007-C4, Class A3(a)	Aaa	5.966%	09/15/39	10,550	10,999,609
FHLMC Multifamily Structured Pass Through Certificates, I/O Ser. K704, Class X1(a)	NR	2.165%	08/25/18	9,988	1,010,205
Ser. K501, Class X1A(a)	Aaa	1.880%	08/25/16	12,471	675,752
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	7,779	7,771,241
GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4	AAA(c)	5.238%	11/10/45	1,280	1,389,306
Greenwich Capital Commercial Funding Corp. Ser. 2005-GG3, Class AJ	Aa2	4.859%	08/10/42	1,700	1,762,752
Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	5,217	5,235,742
Ser. 2005-GG5, Class A5	Aa2	5.224%	04/10/37	4,900	5,354,926
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,651	3,735,630
GS Mortgage Securities Corp. II Ser. 2006-GG6, Class A4	AA-(c)	5.553%	04/10/38	6,700	7,450,869
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	876	877,719
Ser. 2007-GG10, Class A2	Aaa	5.778%	08/10/45	3,292	3,319,398
JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	1,820	1,947,948
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	5,575,045
Ser. 2006-LDP6, Class A4	Aaa	5.475%	04/15/43	1,640	1,833,046
Ser. 2006-LDP7, Class A2(a)	Aaa	6.050%	04/15/45	115	114,801
Ser. 2007-LD11, Class A2(a)	Aaa	5.994%	06/15/49	8,408	8,420,929
Ser. 2007-LD12, Class A3(a)	Aaa	6.179%	02/15/51	9,200	9,772,875
LB-UBS Commercial Mortgage Trust Ser. 2005-C7, Class AM(a)	AA(c)	5.263%	11/15/40	2,100	2,279,926
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	2	1,738
Ser. 2006-C7, Class A2	AAA(c)	5.300%	11/15/38	995	1,011,747
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	1,464	1,474,443
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	1,707	1,744,990
Merrill Lynch Mortgage Trust Ser. 2006-C1, Class A4(a)	AAA(c)	5.848%	05/12/39	7,920	8,993,826
Ser. 2007-C1, Class A3(a)	A+(c)	6.041%	06/12/50	690	712,057

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 2006-1, Class A4(a)	AAA(c)	5.607%	02/12/39	$3,000	$3,364,578
Ser. 2006-2, Class A4(a)	Aaa	6.093%	06/12/46	2,625	2,975,614
Ser. 2006-4, Class A2	Aaa	5.112%	12/12/49	979	980,680
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	3,386	3,384,790
Morgan Stanley Capital I, Inc. Ser. 2006-HQ8, Class A4(a)	Aaa	5.600%	03/12/44	10,000	11,142,130
Ser. 2006-HQ10, Class A4	Aaa	5.328%	11/12/41	2,500	2,765,410
Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	2,475	2,811,605
Ser. 2006-T23, Class A3(a)	AAA(c)	5.984%	08/12/41	1,318	1,354,033
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654%	04/15/49	6,005	6,437,151
Wachovia Bank Commercial Mortgage Trust Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	346	348,065
Ser. 2005-C20, Class AMFX(a)	Aa1	5.179%	07/15/42	3,145	3,409,815
Ser. 2006-C23, Class A4	Aaa	5.418%	01/15/45	7,838	8,712,321
Ser. 2006-C24, Class A3	Aaa	5.558%	03/15/45	2,050	2,303,899
Ser. 2006-C25, Class A4(a)	Aaa	5.922%	05/15/43	6,000	6,819,606
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	263	262,451
Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	5,150	5,636,299
Ser. 2007-C33, Class A2(a)	Aaa	6.052%	02/15/51	3,918	3,914,046
Ser. 2007-C33, Class A3(a)	Aaa	6.097%	02/15/51	4,564	4,800,963
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,488	3,530,914

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $197,601,790)					214,098,164

CORPORATE BONDS — 43.6%
Aerospace & Defense — 0.3%
BE Aerospace, Inc., Sr. Unsec’d. Notes(d)	Ba2	8.500%	07/01/18	1,480	1,618,750
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	746,630
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375%	10/15/15	1,420	1,451,063

					3,816,443

Airlines — 0.5%
Continental Airlines 2001-1 Class A-1 Pass Through Trust, Pass-thru Certs., Ser. 01A1(b)	Baa2	6.703%	06/15/21	2	2,590
Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B	Ba1	7.373%	12/15/15	394	400,794
Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa1	5.983%	04/19/22	1,687	1,830,616
Continental Airlines 2010-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A(d)	Baa2	4.750%	01/12/21	549	575,301
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa2	6.821%	08/10/22	1,360	1,461,562
Delta Air Lines 2010-2 Class A Pass Through Trust, Pass-thru Certs., Ser. 2A	Baa2	4.950%	05/23/19	738	783,653
Delta Air Lines 2011-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300%	04/15/19	791	844,688
UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A, Class A	Baa3	6.636%	07/02/22	1,013	1,058,595

					6,957,799

Automotive — 0.6%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	09/15/20	825	898,561
Delphi Corp., Gtd. Notes	Ba2	5.875%	05/15/19	1,400	1,494,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	3.984%	06/15/16	1,050	1,081,404
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	4.207%	04/15/16	3,925	4,075,634
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	714,699

					8,264,798

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking — 9.5%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	$2,785	$3,708,514
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	3,570	3,724,099
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	B1	8.000%	12/29/49	3,500	3,645,880
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	2,775	3,056,091
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	4,590	4,953,464
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	1,340	1,350,899
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	790	822,493
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%	05/22/19	1,610	1,878,139
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,575	1,882,957
Capital One Capital V, Ltd. Gtd. Notes(d)	Baa3	10.250%	08/15/39	1,210	1,234,200
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	5.250%	02/21/17	2,460	2,658,623
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	782,581
Citigroup, Inc., Sr. Unsec’d. Notes(d)	Baa2	4.500%	01/14/22	1,000	1,032,854
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	11/21/17	2,050	2,271,242
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	2,500	2,791,435
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	4,120	5,498,119
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%	05/22/19	1,375	1,698,168
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	3,065	2,134,760
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,333,561
Goldman Sachs Group, Inc. (The), Sr. Notes(d)	A3	6.250%	02/01/41	2,195	2,288,847
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	A3	5.250%	07/27/21	2,055	2,087,506
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	2,250	2,375,109
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	2,420	2,583,517
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	A3	6.150%	04/01/18	1,355	1,468,928
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	A3	6.250%	09/01/17	3,195	3,473,825
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	440	431,223
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A(d)	A1	4.500%	10/30/15	4,035	4,275,458
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	6.500%	09/15/37	1,625	1,802,908
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	260	304,440
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba3	7.250%	08/29/49	2,380	2,112,250
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Ba1	7.900%	04/29/49	6,130	6,720,258
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	4,245	4,365,575
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	A2	4.250%	10/15/20	600	630,308
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	A2	4.400%	07/22/20	5,100	5,379,123
KeyCorp, Sr. Unsec’d. Notes, MTN(d)	Baa1	5.100%	03/24/21	1,155	1,288,182
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,592,498
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	A2	5.800%	01/13/20	2,650	2,832,879
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(d)	Baa2	6.050%	08/15/12	1,500	1,508,270
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.500%	07/28/21	1,650	1,625,674
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	2,635	2,607,860
Morgan Stanley, Sr. Unsec’d. Notes(d)	Baa1	5.750%	01/25/21	1,920	1,893,200
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.450%	01/09/17	4,035	4,074,910
PNC Funding Corp., Gtd. Notes.	A3	2.700%	09/19/16	2,325	2,409,544
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	A3	3.400%	08/23/13	1,720	1,737,811
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,525	1,626,196
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16	525	507,336
Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.125%	10/04/16	2,200	2,315,861
State Street Corp., Jr. Sub. Debs.(a)	A3	4.956%	03/15/18	3,025	3,239,630
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	Baa2	6.250%	04/20/21	1,225	1,249,500
US Bancorp, Jr. Sub. Notes	A2	3.442%	02/01/16	4,120	4,271,818
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	1,975	1,991,136
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	A2	3.676%	06/15/16	7,240	7,706,256

					132,235,915

Brokerage — 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)(f)	NR	6.875%	05/02/18	2,740	637,050

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Building Materials & Construction — 0.7%
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13		$2,600	$2,729,516
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22		2,500	2,475,750
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15		4,695	4,962,470

						10,167,736

Cable — 2.1%
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(d)	B3	8.625%	11/15/17		2,300	2,478,250
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(d)	Ba3	6.750%	11/15/21		2,225	2,369,625
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14		3,025	3,327,500
CSC Holdings LLC, Sr. Unsec’d. Notes(d)	Ba3	8.625%	02/15/19		1,610	1,859,550
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16		2,825	2,979,643
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15		275	289,575
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42		1,375	1,383,867
Echostar DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14		1,400	1,501,500
Echostar DBS Corp., Gtd. Notes	Ba2	7.000%	10/01/13		2,000	2,105,000
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, Reg.-S	B1	8.875%	12/01/18	EUR	800	880,790
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26		750	1,011,013
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18		5,520	6,724,370
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18		1,996	2,185,620

						29,096,303

Capital Goods — 1.0%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13		1,000	1,062,500
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba2	7.625%	08/15/16		1,350	1,409,063
Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A	A3	4.625%	01/13/22		1,140	1,195,030
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A	Baa3	3.125%	05/11/15		675	679,037
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98		1,100	1,146,268
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19		2,350	2,765,919
United Technologies Corp., Sr. Unsec’d. Notes(d)	A2	4.500%	06/01/42		2,425	2,663,632
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21		1,960	2,167,817

						13,089,266

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41		450	551,234
Ashland, Inc., Sr. Sec’d. Notes	Baa3	9.125%	06/01/17		750	825,000
CF Industries, Inc., Gtd. Notes	Baa3	6.875%	05/01/18		785	931,206
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39		1,252	1,993,723
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40		350	411,571
Reliance Holdings USA, Inc., Gtd. Notes, 144A(d)	Baa2	5.400%	02/14/22		4,000	3,999,756
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.875%	04/01/23		3,058	3,778,480

						12,490,970

Consumer — 0.6%
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16		5,231	5,675,687
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.625%	10/01/18		2,000	2,270,000

						7,945,687

Electric — 1.8%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	9.750%	04/15/16		775	918,375
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Ba1	8.500%	04/22/15		1,275	1,416,844
El Paso Electric Co., Sr. Unsec’d. Notes(d)	Baa2	6.000%	05/15/35		2,325	2,743,033
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.350%	08/01/13		625	664,024
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	Baa1	6.000%	10/07/39		3,200	2,512,186
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14		3,700	3,959,855
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15		500	543,440

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.200%	10/01/17	$1,930	$2,225,120
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,900	2,058,167
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	1,150	1,087,226
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes (original cost $1,563,824; purchased 09/30/09)(b)(g)	Ba3	10.875%	06/01/16	1,600	1,756,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(d)	Baa1	6.800%	09/01/18	260	310,768
Star Energy Geothermal Wayang Windu Ltd. (Virgin Islands (US)), Sr. Sec’d. Notes, Reg.-S	B2	11.500%	02/12/15	800	866,000
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.650%	05/15/18	1,953	2,175,480
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,256,688

					25,493,206

Energy – Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	870	979,477
LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A	Baa2	7.250%	11/05/19	1,300	1,462,500

					2,441,977

Energy – Other — 1.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	2,515	2,921,510
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	445	514,477
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	250	306,387
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	2,637	2,887,863
Forest Oil Corp., Gtd. Notes	B1	8.500%	02/15/14	1,000	1,040,000
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	1,650	1,714,427
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.625%	04/15/16	1,000	1,025,000
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,750	2,059,461
Precision Drilling Corp. (Canada), Gtd. Notes(d)	Ba1	6.625%	11/15/20	1,000	1,030,000
Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(d)	Baa3	5.875%	09/25/22	900	902,250
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	275	332,722
Weatherford International Ltd. (Bermuda), Gtd. Notes(d)	Baa2	5.125%	09/15/20	1,165	1,250,685

					15,984,782

Foods — 2.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	6.875%	11/15/19	2,200	2,838,251
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	1,640	2,166,036
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	5,369	5,496,567
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16	1,185	1,213,156
BRF - Brasil Foods SA (Brazil), Gtd. Notes, 144A(d)	Baa3	5.875%	06/06/22	900	927,000
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,065,000
Dole Food Co., Inc., Sec’d. Notes	B2	13.875%	03/15/14	2,600	2,941,250
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	1,500	1,633,125
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(g)	B1	7.250%	06/01/21	1,330	1,236,900
Kraft Foods Group, Inc., Gtd. Notes, 144A	Baa2	5.000%	06/04/42	900	952,538
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A	B2	12.250%	02/10/22	1,325	1,378,000
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	4,715	5,380,994
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	2,200	2,244,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	B2	7.500%	11/15/14	2,415	2,451,225
Tyson Foods, Inc., Gtd. Notes(a)	Baa3	6.850%	04/01/16	1,000	1,143,750
Wendy’s Co. (The), Gtd. Notes	B3	10.000%	07/15/16	2,750	2,959,715

					36,027,507

Gaming — 1.0%
Ameristar Casinos, Inc., Gtd. Notes(d)	B3	7.500%	04/15/21	1,550	1,658,500
Marina District Finance Co., Inc., Sr. Sec’d. Notes(d)	B2	9.500%	10/15/15	1,710	1,658,700
MGM Resorts International, Sr. Sec’d. Notes(d)	Ba2	10.375%	05/15/14	1,115	1,257,162
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	3,875	4,417,500

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Gaming (continued)
Pinnacle Entertainment, Inc., Gtd. Notes(d)	B1	8.625%	08/01/17	$2,500	$2,718,750
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $1,404,000; purchased 06/22/11-06/28/12)(b)(d)(g)	B1	11.375%	07/15/16	1,300	1,381,250

					13,091,862

Healthcare & Pharmaceutical — 1.2%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	2,515	2,625,446
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	405	438,107
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	3,750	3,830,228
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	2,500	2,662,500
Gilead Sciences, Inc., Sr. Unsec’d. Notes(d)	Baa1	5.650%	12/01/41	825	961,669
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	2,250	2,525,625
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	1,000	1,062,500
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	320	350,400
Mylan, Inc., Gtd. Notes, 144A(d)	Ba2	7.625%	07/15/17	2,030	2,233,000

					16,689,475

Healthcare Insurance — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	1,900	2,485,759
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20	745	794,535
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,387,830
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	750	853,495
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	4,025	4,390,148
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	760	1,007,626
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	195	261,004
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	4.625%	05/15/42	700	721,614

					12,902,011

Insurance — 2.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	430	451,711
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	2,475	2,853,603
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	225	252,699
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.250%	05/15/13	1,820	1,856,335
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15	315	334,335
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	950	1,074,903
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	2,005	2,420,410
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,700	4,090,435
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,549,673
Chubb Corp. (The), Jr. Sub. Notes(a)(d)	A3	6.375%	03/29/67	1,775	1,832,687
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,447,092
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	500	514,878
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,030	1,053,694
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	320,250
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,492,062
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,592,988
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39	1,200	1,719,448
MetLife, Inc., Sr. Unsec’d. Notes(d)	A3	7.717%	02/15/19	2,000	2,533,002
Northwestern Mutual Life Insurance, Sub. Notes, 144A(d)	Aa2	6.063%	03/30/40	500	608,809
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	956,399
Progressive Corp. (The), Jr. Sub. Notes(a)(d)	A2	6.700%	06/15/37	1,015	1,055,600
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	2,310	2,982,818
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	500	537,804
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125%	03/15/16	1,280	1,338,127
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)(d)	Ba1	6.500%	12/31/49	1,880	1,527,500
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	147,472

					38,544,734

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Lodging — 0.8%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	$3,938	$4,489,320
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	4,715	4,785,725
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	5.750%	02/01/18	2,150	2,390,499

					11,665,544

Media & Entertainment — 2.6%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	244,312
CBS Corp., Gtd. Notes	Baa2	8.200%	05/15/14	4,800	5,434,219
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	269,839
Liberty Interactive LLC, Sr. Unsec’d. Notes	B3	5.700%	05/15/13	800	818,000
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	1,350	1,485,170
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	460	521,201
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,430	1,672,180
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	65	77,667
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,669,684
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16	2,800	3,185,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	1,400	1,603,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba2	4.950%	04/01/14	7,000	7,087,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba2	8.600%	08/15/16	4,750	5,035,000
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,683,454
Time Warner Cos., Inc., Gtd. Notes(d)	Baa2	7.250%	10/15/17	1,440	1,794,642
Viacom, Inc., Sr. Unsec’d. Notes(d)	Baa1	6.750%	10/05/37	1,820	2,311,737

					35,892,605

Metals — 2.4%
Adaro Indonesia PT (Indonesia), Gtd. Notes, Reg.-S(d)	Ba1	7.625%	10/22/19	745	789,700
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	6.125%	06/01/18	1,585	1,607,106
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	6.250%	02/25/22	850	832,497
Berau Capital Resources Pte Ltd. (Singapore), Gtd. Notes, Reg.-S	B1	12.500%	07/08/15	1,600	1,760,000
Bumi Investment Pte Ltd. (Singapore), Sr. Sec’d. Notes, MTN, Reg.-S	Ba3	10.750%	10/06/17	2,260	2,231,750
Century Aluminum Co., Sec’d. Notes	B(c)	8.000%	05/15/14	2,100	2,079,000
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, Reg.-S	B1	9.750%	11/05/16	2,025	2,181,938
Metals USA, Inc., Sr. Sec’d. Notes(d)	B2	11.125%	12/01/15	7,450	7,757,312
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	2,025	2,304,608
Novelis, Inc. (Canada), Gtd. Notes(d)	B2	8.375%	12/15/17	3,525	3,771,750
Peabody Energy Corp., Gtd. Notes, 144A(d)	Ba1	6.000%	11/15/18	4,075	4,054,625
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Bonds, 144A	B1	7.750%	04/27/17	1,000	985,000
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	10.250%	05/15/16	287	320,364
Xstrata Canada Financial Corp. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,825	1,859,695

					32,535,345

Non-Captive Finance — 2.5%
CIT Group, Inc., Gtd. Notes, 144A	B1	7.000%	05/02/17	374	375,015
GATX Corp., Sr. Unsec’d. Notes	Baa2	4.750%	10/01/12	1,500	1,512,478
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(d)	A1	5.875%	01/14/38	675	774,902
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	A1	6.000%	08/07/19	6,315	7,389,030
General Electric Capital Corp., Sub. Notes(d)	A2	5.300%	02/11/21	1,185	1,330,023
HSBC Finance Corp., Sr. Sub. Notes	Baa2	6.676%	01/15/21	295	319,401
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500%	09/01/14	2,875	3,033,125
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16	1,125	1,141,405
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	Ba3	6.250%	05/15/19	1,400	1,426,250
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	3.833%	09/29/36	6,100	4,943,361
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	Baa1	1.194%	07/03/33	2,339	1,520,446
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	1,385	1,454,250
SLM Corp., Sr. Unsec’d. Notes, MTN(d)	Ba1	5.050%	11/14/14	4,150	4,274,309
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	3,200	3,584,000

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Non-Captive Finance (continued)
SLM Corp., Unsec’d. Notes, MTN	Ba1	6.000%	01/25/17		$1,075	$1,110,503
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(d)	Caa1	6.900%	12/15/17		1,000	798,120

						34,986,618

Packaging — 0.8%
Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A, MTN	Ba2	7.375%	07/15/21	EUR	1,470	1,925,399
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19		1,815	2,069,100
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	5.625%	07/15/13		6,600	6,814,500

						10,808,999

Paper — 0.8%
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41		675	761,009
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39		1,000	1,248,517
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18		2,205	2,778,584
MeadWestvaco Corp., Sr. Unsec’d. Notes(d)	Ba1	7.375%	09/01/19		4,400	5,237,390
Rock-Tenn Co., Unsec’d. Notes, 144A(d)	Ba1	4.450%	03/01/19		1,165	1,196,678

						11,222,178

Pipelines & Other — 0.4%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33		1,550	1,859,228
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20		1,345	1,508,988
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16		2,275	2,676,374

						6,044,590

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	4.163%	07/15/22		1,268	1,412,666

Real Estate Investment Trusts — 0.7%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14		2,900	3,136,553
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20		8	9,568
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17		45	46,323
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%	03/15/22		325	326,436
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18		40	47,330
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19		1,685	2,363,728
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	5.750%	09/02/15		4,000	4,349,844

						10,279,782

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39		2,000	2,485,922
Macy’s Retail Holdings, Inc., Gtd. Notes(d)	Baa3	3.875%	01/15/22		600	630,824
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16		2,565	2,789,437
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41		1,190	1,548,752

						7,454,935

Technology — 1.7%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17		1,530	1,660,050
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15		600	619,453
Avaya, Inc., Gtd. Notes, PIK	Caa2	10.125%	11/01/15		2,500	2,075,000
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15		195	202,129
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16		545	561,837
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(c)	10.000%	07/15/13		1,789	1,923,175
Seagate HDD Cayman (Cayman Islands), Gtd. Notes(d)	Ba1	6.875%	05/01/20		2,875	3,090,625
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18		1,700	1,880,625
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14		2,794	3,101,340
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	7.625%	11/15/20		1,700	1,810,500
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.250%	08/15/15		2,610	2,681,775
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B3	11.375%	06/15/18		1,850	2,176,063
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15		2,000	2,120,508

						23,903,080

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Telecommunications — 1.9%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40		$795	$978,503
AT&T Corp., Gtd. Notes(a)	A2	8.000%	11/15/31		103	152,605
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40		483	554,321
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39		1,990	2,561,170
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Baa2	9.625%	12/15/30		328	493,290
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.750%	05/01/17		3,000	3,251,250
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18		2,960	4,050,420
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(d)	B1	12.000%	04/01/14		1,910	2,120,100
Eileme 2 AB (Sweden), Gtd. Notes, 144A	B3	11.625%	01/31/20		1,700	1,746,750
Embarq Corp., Sr. Unsec’d. Notes
(original cost $1,303,800; purchased 04/22/10)(b)(g)	Baa3	7.995%	06/01/36		1,250	1,305,744
MetroPCS Wireless, Inc., Gtd. Notes(d)	B2	7.875%	09/01/18		775	804,062
Nextel Communications, Inc., Gtd. Notes, Ser. E	B+(c)	6.875%	10/31/13		1,205	1,209,519
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.718%	06/15/13		3,750	3,753,521
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	5.134%	04/27/20		1,090	938,909
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	7.045%	06/20/36		5	4,371
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(b)	Ba3	9.125%	04/30/18		200	212,500
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Unsec’d. Notes, 144A	Ba3	7.748%	02/02/21		1,300	1,255,462
Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A	B3	11.750%	07/15/17	EUR	450	455,581

						25,848,078

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38		2,715	4,317,035
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16		515	536,868
Lorillard Tobacco Co., Gtd. Notes(d)	Baa2	8.125%	06/23/19		895	1,110,759

						5,964,662

TOTAL CORPORATE BONDS (cost $565,134,652)						603,896,603

FOREIGN AGENCIES — 2.7%
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.125%	09/09/15		2,000	2,119,832
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	4.950%	05/23/16		1,950	2,019,206
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19		2,845	3,548,540
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19		2,055	2,563,181
Gazprom International SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	BBB+(c)	7.201%	02/01/20		566	617,918
IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN	Aa3	5.500%	03/01/22		2,375	2,588,750
Kazmunaygas National Co. (Kazakhstan), Gtd. Notes, 144A(d)	Baa3	8.375%	07/02/13		1,200	1,261,056
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	A1	3.875%	05/04/17		2,600	2,764,213
Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN	A1	4.500%	03/23/15		1,785	1,884,744
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	A1	4.625%	11/16/21		600	650,482
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A(d)	A1	4.750%	07/13/21		1,650	1,793,733
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14		2,730	2,936,448
National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A1	3.500%	02/08/17		1,575	1,613,345
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(d)	A3	5.375%	01/27/21		4,225	4,553,582
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14		3,435	2,954,100

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

FOREIGN AGENCIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(d)	Baa1	4.875%	01/24/22	$2,100	$2,268,000
Sinopec Group Overseas Development 2012 Ltd. (British Virgin Islands), Gtd. Notes, 144A(d)	Aa3	4.875%	05/17/42	1,095	1,160,731

TOTAL FOREIGN AGENCIES (cost $34,843,079)					37,297,861

MORTGAGE-BACKED SECURITIES — 6.4%
Federal Home Loan Mortgage Corp.		5.000%	07/01/19	316	341,013
Federal Home Loan Mortgage Corp.		5.500%	10/01/33-06/01/34	2,399	2,665,211
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	13,000	14,127,344
Federal Home Loan Mortgage Corp.		6.000%	11/01/33-06/01/34	1,722	1,927,305
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	1,500	1,643,438
Federal Home Loan Mortgage Corp.		6.500%	07/01/32-09/01/32	1,409	1,609,035
Federal Home Loan Mortgage Corp.		7.000%	10/01/32	167	196,574
Federal National Mortgage Association		3.500%	TBA 30 YR	8,000	8,386,250
Federal National Mortgage Association		3.500%	TBA 30 YR	4,000	4,204,375
Federal National Mortgage Association		4.000%	05/01/19	234	252,765
Federal National Mortgage Association		4.500%	12/01/18-02/01/35	1,835	1,992,685
Federal National Mortgage Association		5.500%	03/01/17-09/01/34	6,347	6,963,968
Federal National Mortgage Association		6.000%	09/01/17-11/01/36	4,722	5,272,067
Federal National Mortgage Association		6.500%	12/01/14-11/01/33	3,146	3,577,483
Federal National Mortgage Association		7.000%	05/01/32-06/01/32	238	281,813
Government National Mortgage Association		4.500%	TBA 30 YR	20,000	21,984,374
Government National Mortgage Association		5.500%	01/15/33-07/15/35	4,787	5,368,286
Government National Mortgage Association		6.000%	12/15/32-11/15/34	3,784	4,331,870
Government National Mortgage Association		6.500%	09/15/32-11/15/33	3,007	3,499,332
Government National Mortgage Association		7.500%	10/15/25-02/15/26	74	86,950

TOTAL MORTGAGE-BACKED SECURITIES (cost $85,243,240)					88,712,138

MUNICIPAL BONDS — 1.8%
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50	1,125	1,585,755
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,380	1,766,924
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,375	1,553,846
New Jersey State Turnpike Authority, Revenue Bonds, Ser. 2010A, BABs	A3	7.102%	01/01/41	1,175	1,658,477
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	2,050	2,999,929
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	695	838,413
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	450	510,386
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	615	792,532
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	800	954,808
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	1,000	1,340,380
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	2,280	2,848,267
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	725	936,389
State of Illinois, General Obligation Bonds	A2	4.421%	01/01/15	5,030	5,293,321
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	425	517,242
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43	1,400	1,708,504

TOTAL MUNICIPAL BONDS (cost $20,822,784)					25,305,173

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

SOVEREIGNS — 2.0%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN	NR	2.750%	03/05/15		$1,945	$1,973,592
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	4.875%	05/05/21		1,600	1,744,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	7.250%	04/20/15		1,600	1,794,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	10.375%	05/04/14		1,400	1,597,750
Indonesia Government International Bond (Indonesia), Unsec’d. Notes, 144A	Baa3	3.750%	04/25/22		2,000	1,995,000
Ireland Government Bond (Ireland), Bonds	Ba1	4.000%	01/15/14	EUR	800	991,732
Ireland Government Bond (Ireland), Bonds	Ba1	4.500%	04/18/20	EUR	1,850	2,082,432
Italy Buoni Poliennali del Tesoro (Italy), Bonds	A3	4.750%	05/01/17	EUR	1,415	1,769,520
Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes	B3	11.000%	07/27/12	EUR	620	782,875
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., 144A(i)	Baa3	2.270%	05/31/18		1,186	1,043,503
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, Reg.-S	Baa3	7.500%	10/14/14	EUR	1,020	1,455,068
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba2	6.250%	03/15/16	EUR	200	274,930
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20		2,110	2,432,830
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	6.400%	01/20/40		1,090	1,387,025
Russian Foreign Bond — Eurobond (Russia), Sr. Unsec’d. Notes, 144A(a)	Baa1	7.500%	03/31/30		982	1,179,100
South Africa Government Bond (South Africa), Bonds, Ser. R214	A3	6.500%	02/28/41	ZAR	18,400	1,746,379
Spain Government Bond (Spain), Bonds	Baa3	4.250%	10/31/16	EUR	3,000	3,605,581

TOTAL SOVEREIGNS (cost $27,321,916)						27,855,317

U.S. GOVERNMENT TREASURY SECURITIES — 2.7%
U.S. Treasury Bonds(d)		3.000%	05/15/42		14,365	15,045,097
U.S. Treasury Bonds		3.125%	02/15/42		3,175	3,410,147
U.S. Treasury Notes		0.250%	05/31/14		14,271	14,253,161
U.S. Treasury Notes		0.625%	05/31/17		2,870	2,856,772
U.S. Treasury Notes		0.375%	06/15/15		615	614,471
U.S. Treasury Notes		1.750%	05/15/22		1,030	1,038,369

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $37,079,057)						37,218,017

				Shares
PREFERRED STOCK — 0.1%
Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)					45,000	1,228,050

TOTAL LONG-TERM INVESTMENTS (cost $1,143,587,016)						1,207,473,827

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

SHORT-TERM INVESTMENTS — 23.6%	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(j) (cost $166,759,100)	16,880,300	$151,753,893
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (Note 4)(j)(k) (cost $175,686,628; includes $101,412,837 of cash collateral received for securities on loan)	175,686,628	175,686,628

TOTAL SHORT-TERM INVESTMENTS (cost $342,445,728)		327,440,521

TOTAL INVESTMENTS — 110.7% (cost $1,486,032,744)		1,534,914,348
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (10.7)%		(148,774,885)

NET ASSETS — 100.0%		$1,386,139,463

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BTP	Buoni del Tesoro Poliennali — Long Term Treasury Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Association
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand
BBR	New Zealand Bank Bill Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norway Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

†	The ratings reflected are as of June 30, 2012. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.

(b)	Indicates a security that has been deemed illiquid.

(c)	Standard & Poor’s Rating.

(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $99,893,476; cash collateral of $101,412,837 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $5,498,549. The aggregate value of $5,679,894 is approximately 0.4% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	Represents zero coupon bond. Rate shown reflects the effective yield on June 30, 2012.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Long Positions:
393	2 Year U.S. Treasury Notes	Sep. 2012	$86,545,981	$86,533,687	$(12,294)
1,400	5 Year U.S. Treasury Notes	Sep. 2012	173,446,824	173,556,250	109,426
23	10 Year Euro-BTP	Sep. 2012	2,863,599	2,924,045	60,446
333	U.S. Long Bond	Sep. 2012	49,284,294	49,273,594	(10,700)
227	U.S. Ultra Bond	Sep. 2012	37,395,398	37,873,531	478,133

					625,011

Short Position:
160	10 Year U.S. Treasury Notes	Sep. 2012	21,364,456	21,340,000	24,456

					$649,467

Forward currency contracts outstanding at June 30, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 07/24/12	UBS AG	AUD	1,282	$1,267,100	$1,309,018	$41,918
Australian Dollar expiring 07/24/12	UBS AG	AUD	4,034	3,957,660	4,119,177	161,517
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	2,106	2,065,300	2,150,681	85,381
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	2,146	2,073,800	2,190,885	117,085
Australian Dollar expiring 07/24/12	UBS AG	AUD	2,139	2,074,100	2,183,897	109,797
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	2,814	2,762,700	2,873,645	110,945
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	2,047	2,038,100	2,090,117	52,017
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	1,365	1,372,200	1,393,906	21,706
Australian Dollar expiring 07/24/12	Morgan Stanley	AUD	2,037	2,081,100	2,080,235	(865)
Brazilian Real expiring 07/11/12	UBS AG	BRL	6,811	3,642,480	3,382,703	(259,777)
Brazilian Real expiring 08/14/12	Citibank NA	BRL	8,405	4,225,700	4,146,100	(79,600)
Brazilian Real expiring 08/14/12	Citibank NA	BRL	2,780	1,408,400	1,371,449	(36,951)
Canadian Dollar expiring 07/23/12	UBS AG	CAD	4,229	4,225,100	4,151,908	(73,192)
Canadian Dollar expiring 07/23/12	UBS AG	CAD	6,704	6,558,883	6,581,182	22,299
Canadian Dollar expiring 07/23/12	JPMorgan Chase & Co.	CAD	2,878	2,770,900	2,824,924	54,024
Canadian Dollar expiring 07/23/12	JPMorgan Chase & Co.	CAD	1,425	1,381,400	1,398,557	17,157
Canadian Dollar expiring 07/23/12	JPMorgan Chase & Co.	CAD	2,132	2,072,000	2,092,640	20,640
Canadian Dollar expiring 07/23/12	JPMorgan Chase & Co.	CAD	2,083	2,031,900	2,044,932	13,032

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Canadian Dollar expiring 07/23/12	Morgan Stanley	CAD	2,120	$2,081,100	$2,081,484	$384
Chilean Peso expiring 07/12/12	JPMorgan Chase & Co.	CLP	1,863,014	3,768,994	3,713,642	(55,352)
Chilean Peso expiring 08/10/12	Citibank NA	CLP	1,050,040	2,150,400	2,084,242	(66,158)
Chilean Peso expiring 09/06/12	Citibank NA	CLP	721,499	1,385,500	1,426,964	41,464
Chilean Peso expiring 09/06/12	UBS AG	CLP	1,072,310	2,074,100	2,120,788	46,688
Chilean Peso expiring 09/06/12	Citibank NA	CLP	1,064,967	2,072,000	2,106,265	34,265
Chilean Peso expiring 09/06/12	UBS AG	CLP	1,030,681	2,031,900	2,038,457	6,557
Chilean Peso expiring 09/06/12	Citibank NA	CLP	1,051,788	2,081,100	2,080,201	(899)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	98,787	15,496,000	15,519,542	23,542
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	100,235	15,790,000	15,747,012	(42,988)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	24,658	3,895,900	3,873,848	(22,052)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	49,235	7,782,400	7,734,926	(47,474)
Chinese Yuan Renminbi expiring 10/29/12	Morgan Stanley	CNY	14,861	2,351,100	2,330,212	(20,888)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	5,019	791,966	788,566	(3,400)
Chinese Yuan Renminbi expiring 03/20/13	UBS AG	CNY	45,787	7,232,700	7,164,719	(67,981)
Colombian Peso expiring 08/08/12	Citibank NA	COP	5,461,231	3,049,263	3,038,716	(10,547)
Colombian Peso expiring 08/31/12	UBS AG	COP	3,785,695	2,065,300	2,099,811	34,511
Colombian Peso expiring 08/31/12	Citibank NA	COP	1,779,486	969,800	987,028	17,228
Colombian Peso expiring 08/31/12	UBS AG	COP	3,776,936	2,074,100	2,094,953	20,853
Colombian Peso expiring 08/31/12	UBS AG	COP	2,479,613	1,381,400	1,375,367	(6,033)
Colombian Peso expiring 08/31/12	UBS AG	COP	3,626,942	2,031,900	2,011,756	(20,144)
Czech Koruna expiring 07/25/12	JPMorgan Chase & Co.	CZK	55,160	2,813,100	2,734,960	(78,140)
Czech Koruna expiring 07/25/12	UBS AG	CZK	53,118	2,682,949	2,633,695	(49,254)
Czech Koruna expiring 07/25/12	UBS AG	CZK	42,117	2,072,000	2,088,249	16,249
Czech Koruna expiring 07/25/12	JPMorgan Chase & Co.	CZK	27,920	1,381,400	1,384,340	2,940
Czech Koruna expiring 07/25/12	UBS AG	CZK	41,214	2,048,900	2,043,473	(5,427)
Czech Koruna expiring 07/25/12	JPMorgan Chase & Co.	CZK	56,111	2,774,800	2,782,116	7,316
Euro expiring 07/26/12	JPMorgan Chase & Co.	EUR	220	281,300	278,238	(3,062)
Euro expiring 07/26/12	UBS AG	EUR	541	686,500	684,282	(2,218)
Euro expiring 07/26/12	UBS AG	EUR	69	85,676	86,743	1,067
Pound Sterling expiring 07/26/12	UBS AG	GBP	2,890	4,537,164	4,525,827	(11,337)
Pound Sterling expiring 07/26/12	UBS AG	GBP	1,744	2,717,400	2,730,941	13,541
Hungarian Forint expiring 07/25/12	UBS AG	HUF	640,359	2,715,700	2,825,809	110,109
Hungarian Forint expiring 07/25/12	UBS AG	HUF	479,669	2,058,200	2,116,708	58,508
Hungarian Forint expiring 07/25/12	UBS AG	HUF	314,191	1,373,100	1,386,478	13,378
Hungarian Forint expiring 07/25/12	Citibank NA	HUF	471,644	2,081,100	2,081,294	194
Indian Rupee expiring 01/07/13	UBS AG	INR	135,639	2,492,900	2,349,687	(143,213)
Indian Rupee expiring 01/07/13	UBS AG	INR	168,265	3,131,100	2,914,883	(216,217)
Indian Rupee expiring 01/07/13	Citibank NA	INR	125,401	2,353,400	2,172,337	(181,063)
Indian Rupee expiring 01/07/13	Citibank NA	INR	82,789	1,565,900	1,434,167	(131,733)
Indian Rupee expiring 01/07/13	UBS AG	INR	199,718	3,834,100	3,459,746	(374,354)
South Korean Won expiring 08/02/12	UBS AG	KRW	2,441,852	2,072,000	2,126,985	54,985
South Korean Won expiring 08/02/12	UBS AG	KRW	2,364,116	2,031,900	2,059,272	27,372
South Korean Won expiring 08/02/12	UBS AG	KRW	2,397,812	2,053,800	2,088,623	34,823
Mexican Nuevo Peso expiring 07/23/12	Citibank NA	MXN	8,373	602,919	626,244	23,325
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	38,842	2,813,100	2,905,004	91,904
Mexican Nuevo Peso expiring 07/23/12	Barclays Bank PLC	MXN	39,718	2,765,100	2,970,519	205,419
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	28,372	2,031,900	2,121,929	90,029
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	30,646	2,165,000	2,292,016	127,016
Mexican Nuevo Peso expiring 07/23/12	Citibank NA	MXN	44,016	3,157,606	3,291,962	134,356
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	18,910	1,373,100	1,414,252	41,152
Mexican Nuevo Peso expiring 07/23/12	Citibank NA	MXN	115	8,261	8,623	362
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	6,619	2,072,000	2,068,323	(3,677)
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	6,450	2,031,900	2,015,595	(16,305)
Norwegian Krone expiring 07/25/12	UBS AG	NOK	16,735	2,813,100	2,810,605	(2,495)
Norwegian Krone expiring 07/25/12	UBS AG	NOK	53,742	9,028,146	9,026,034	(2,112)
Norwegian Krone expiring 07/25/12	UBS AG	NOK	16,822	2,762,700	2,825,256	62,556
Norwegian Krone expiring 07/25/12	UBS AG	NOK	16,326	2,709,200	2,741,960	32,760
Norwegian Krone expiring 07/25/12	UBS AG	NOK	8,166	1,366,400	1,371,436	5,036

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Norwegian Krone expiring 07/25/12	Barclays Bank PLC	NOK	8,124	$1,373,600	$1,364,421	$(9,179)
Norwegian Krone expiring 07/25/12	Morgan Stanley	NOK	16,544	2,774,800	2,778,521	3,721
New Zealand Dollar expiring 07/24/12	JPMorgan Chase & Co.	NZD	2,747	2,078,200	2,194,855	116,655
New Zealand Dollar expiring 07/24/12	UBS AG	NZD	2,703	2,072,000	2,159,747	87,747
New Zealand Dollar expiring 07/24/12	JPMorgan Chase & Co.	NZD	2,728	2,072,000	2,179,722	107,722
New Zealand Dollar expiring 07/24/12	UBS AG	NZD	2,642	2,038,100	2,111,486	73,386
New Zealand Dollar expiring 07/24/12	JPMorgan Chase & Co.	NZD	1,759	1,369,200	1,405,383	36,183
New Zealand Dollar expiring 07/24/12	UBS AG	NZD	1,737	1,372,200	1,388,177	15,977
New Zealand Dollar expiring 07/24/12	UBS AG	NZD	2,598	2,081,100	2,076,086	(5,014)
Philippine Peso expiring 10/03/12	UBS AG	PHP	93,128	2,169,800	2,195,269	25,469
Philippine Peso expiring 10/03/12	UBS AG	PHP	61,689	1,452,700	1,454,170	1,470
Philippine Peso expiring 08/30/12	UBS AG	PHP	89,832	2,072,000	2,121,679	49,679
Philippine Peso expiring 08/30/12	UBS AG	PHP	58,222	1,366,400	1,375,118	8,718
Polish Zloty expiring 07/25/12	Citibank NA	PLN	9,564	2,813,100	2,861,640	48,540
Polish Zloty expiring 07/25/12	Barclays Bank PLC	PLN	4,767	1,381,400	1,426,269	44,869
Polish Zloty expiring 07/24/12	UBS AG	PLN	7,261	2,072,000	2,172,882	100,882
Polish Zloty expiring 07/25/12	Barclays Bank PLC	PLN	6,935	2,038,000	2,074,954	36,954
Polish Zloty expiring 07/25/12	UBS AG	PLN	4,634	1,373,100	1,386,557	13,457
Polish Zloty expiring 07/25/12	UBS AG	PLN	9,281	2,774,800	2,776,860	2,060
Russian Rouble expiring 07/17/12	Citibank NA	RUB	128,415	4,225,700	3,952,718	(272,982)
Russian Rouble expiring 07/17/12	Citibank NA	RUB	68,939	2,074,100	2,122,000	47,900
Russian Rouble expiring 07/17/12	Citibank NA	RUB	67,881	2,072,000	2,089,429	17,429
Russian Rouble expiring 07/17/12	Citibank NA	RUB	65,484	2,031,900	2,015,656	(16,244)
Swedish Krona expiring 07/25/12	Citibank NA	SEK	24,002	3,362,573	3,466,527	103,954
Swedish Krona expiring 07/25/12	UBS AG	SEK	19,902	2,770,900	2,874,302	103,402
Swedish Krona expiring 07/25/12	Barclays Bank PLC	SEK	14,493	2,031,900	2,093,106	61,206
Swedish Krona expiring 07/25/12	UBS AG	SEK	14,379	2,032,700	2,076,623	43,923
Swedish Krona expiring 07/25/12	UBS AG	SEK	14,413	2,081,100	2,081,561	461
Singapore Dollar expiring 07/24/12	JPMorgan Chase & Co.	SGD	13,233	10,408,755	10,446,191	37,436
Singapore Dollar expiring 07/24/12	UBS AG	SGD	3,572	2,813,100	2,819,929	6,829
Singapore Dollar expiring 07/24/12	UBS AG	SGD	2,672	2,078,200	2,109,154	30,954
Singapore Dollar expiring 07/24/12	UBS AG	SGD	3,530	2,762,700	2,786,965	24,265
Singapore Dollar expiring 07/24/12	JPMorgan Chase & Co.	SGD	2,642	2,072,000	2,085,768	13,768
Singapore Dollar expiring 07/24/12	JPMorgan Chase & Co.	SGD	2,607	2,059,600	2,057,753	(1,847)
Singapore Dollar expiring 07/25/12	JPMorgan Chase & Co.	SGD	3,515	2,774,800	2,774,532	(268)
Thai Baht expiring 07/18/12	UBS AG	THB	67,179	2,169,800	2,112,502	(57,298)
Thai Baht expiring 07/18/12	UBS AG	THB	67,005	2,171,200	2,107,037	(64,163)
Thai Baht expiring 07/18/12	UBS AG	THB	388,861	12,519,687	12,228,054	(291,633)
Thai Baht expiring 07/18/12	UBS AG	THB	44,801	1,452,700	1,408,811	(43,889)
Thai Baht expiring 11/30/12	UBS AG	THB	44,041	1,382,600	1,374,747	(7,853)
Thai Baht expiring 11/30/12	UBS AG	THB	44,043	1,385,500	1,374,789	(10,711)
Turkish Lira expiring 07/31/12	UBS AG	TRY	5,114	2,753,700	2,807,664	53,964
Turkish Lira expiring 07/31/12	JPMorgan Chase & Co.	TRY	3,892	2,078,200	2,136,684	58,484
Turkish Lira expiring 07/31/12	UBS AG	TRY	3,834	2,072,000	2,104,971	32,971
Turkish Lira expiring 07/31/12	Barclays Bank PLC	TRY	2,493	1,354,600	1,368,671	14,071
Turkish Lira expiring 07/31/12	Barclays Bank PLC	TRY	2,488	1,373,600	1,365,642	(7,958)
South African Rand expiring 07/31/12	UBS AG	ZAR	23,364	2,813,100	2,844,333	31,233
South African Rand expiring 07/31/12	UBS AG	ZAR	17,765	2,078,200	2,162,666	84,466
South African Rand expiring 07/31/12	UBS AG	ZAR	17,646	2,074,100	2,148,181	74,081
South African Rand expiring 07/31/12	JPMorgan Chase & Co.	ZAR	11,586	1,381,400	1,410,439	29,039
South African Rand expiring 07/31/12	UBS AG	ZAR	16,914	2,031,900	2,059,054	27,154
South African Rand expiring 07/31/12	Barclays Bank PLC	ZAR	11,356	1,373,100	1,382,453	9,353
South African Rand expiring 07/25/12	UBS AG	ZAR	17,144	2,081,100	2,089,055	7,955

				$347,053,582	$348,124,829	$1,071,247

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	4,135	$4,116,800	$4,221,939	$(105,139)
Australian Dollar expiring 07/24/12	JPMorgan Chase & Co.	AUD	2,140	2,067,300	2,184,779	(117,479)
Australian Dollar expiring 07/24/12	UBS AG	AUD	5,287	5,213,800	5,398,775	(184,975)
Brazilian Real expiring 07/11/12	Citibank NA	BRL	6,811	3,551,869	3,382,703	169,166
Brazilian Real expiring 08/14/12	Citibank NA	BRL	4,039	1,981,932	1,992,505	(10,573)
Brazilian Real expiring 08/14/12	Citibank NA	BRL	2,852	1,409,200	1,406,638	2,562
Brazilian Real expiring 08/14/12	UBS AG	BRL	4,294	2,113,700	2,118,407	(4,707)
Canadian Dollar expiring 07/23/12	Citibank NA	CAD	4,245	4,116,800	4,167,513	(50,713)
Canadian Dollar expiring 07/23/12	JPMorgan Chase & Co.	CAD	3,885	3,797,700	3,813,791	(16,091)
Canadian Dollar expiring 07/23/12	JPMorgan Chase & Co.	CAD	1,853	1,830,300	1,819,539	10,761
Canadian Dollar expiring 07/23/12	UBS AG	CAD	5,259	5,213,800	5,163,056	50,744
Chilean Peso expiring 07/12/12	UBS AG	CLP	981,961	1,972,800	1,957,394	15,406
Chilean Peso expiring 07/12/12	UBS AG	CLP	881,053	1,755,434	1,756,248	(814)
Chilean Peso expiring 08/10/12	UBS AG	CLP	1,050,040	2,083,620	2,084,242	(622)
Chilean Peso expiring 09/06/12	Citibank NA	CLP	1,765,095	3,430,700	3,490,963	(60,263)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	67,431	10,630,850	10,593,557	37,293
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	30,119	4,766,100	4,731,785	34,315
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	19,745	3,134,800	3,101,888	32,912
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	19,173	3,032,300	3,012,135	20,165
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	14,789	2,317,300	2,323,369	(6,069)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	67,442	10,630,850	10,595,227	35,623
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	24,844	3,881,800	3,902,944	(21,144)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	19,758	3,142,200	3,104,026	38,174
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	14,634	2,331,500	2,298,963	32,537
Chinese Yuan Renminbi expiring 10/29/12	Morgan Stanley	CNY	14,861	2,342,761	2,330,212	12,549
Colombian Peso expiring 08/08/12	Citibank NA	COP	5,461,231	2,989,998	3,038,716	(48,718)
Colombian Peso expiring 08/31/12	Citibank NA	COP	3,727,217	2,061,400	2,067,376	(5,976)
Colombian Peso expiring 08/31/12	Citibank NA	COP	1,803,011	967,800	1,000,076	(32,276)
Colombian Peso expiring 08/31/12	UBS AG	COP	6,188,265	3,416,100	3,432,445	(16,345)
Czech Koruna expiring 07/25/12	Barclays Bank PLC	CZK	68,923	3,347,282	3,417,360	(70,078)
Czech Koruna expiring 07/25/12	JPMorgan Chase & Co.	CZK	55,935	2,754,000	2,773,403	(19,403)
Czech Koruna expiring 07/25/12	UBS AG	CZK	53,456	2,677,400	2,650,481	26,919
Czech Koruna expiring 07/25/12	UBS AG	CZK	42,433	2,061,400	2,103,930	(42,530)
Euro expiring 07/26/12	Barclays Bank PLC	EUR	781	984,548	989,138	(4,590)
Euro expiring 07/26/12	Citibank NA	EUR	14,012	17,601,894	17,735,851	(133,957)
Euro expiring 07/26/12	JPMorgan Chase & Co.	EUR	223	277,693	282,877	(5,184)
Hungarian Forint expiring 07/25/12	Citibank NA	HUF	476,159	2,058,400	2,101,218	(42,818)
Hungarian Forint expiring 07/25/12	Citibank NA	HUF	20,766	88,190	91,637	(3,447)
Hungarian Forint expiring 07/25/12	JPMorgan Chase & Co.	HUF	481,229	2,060,900	2,123,590	(62,690)
Indian Rupee expiring 01/07/13	Citibank NA	INR	125,143	2,350,100	2,167,866	182,234
Indian Rupee expiring 01/07/13	UBS AG	INR	233,317	4,459,000	4,041,785	417,215
Indian Rupee expiring 01/07/13	UBS AG	INR	199,718	3,765,427	3,459,746	305,681
Indian Rupee expiring 01/07/13	UBS AG	INR	153,634	2,923,145	2,661,423	261,722
Malaysian Ringgit expiring 12/10/12	UBS AG	MYR	6,643	2,061,400	2,075,778	(14,378)
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	57,612	4,116,800	4,308,780	(191,980)
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	29,329	2,072,000	2,193,560	(121,560)
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	15,966	1,158,760	1,194,120	(35,360)
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	9,705	704,600	725,821	(21,221)
Mexican Nuevo Peso expiring 07/23/12	JPMorgan Chase & Co.	MXN	2,321	167,000	173,624	(6,624)
Mexican Nuevo Peso expiring 07/23/12	UBS AG	MXN	42,611	3,029,400	3,186,917	(157,517)
Mexican Nuevo Peso expiring 07/23/12	UBS AG	MXN	27,335	1,972,800	2,044,358	(71,558)
New Zealand Dollar expiring 07/24/12	Citibank NA	NZD	5,249	4,116,800	4,194,341	(77,541)
New Zealand Dollar expiring 07/24/12	JPMorgan Chase & Co.	NZD	858	651,168	685,702	(34,534)
Norwegian Krone expiring 07/25/12	Deutsche Bank AG	NOK	16,848	2,773,700	2,829,642	(55,942)
Norwegian Krone expiring 07/25/12	UBS AG	NOK	54,819	9,159,400	9,206,870	(47,470)
Norwegian Krone expiring 07/25/12	UBS AG	NOK	16,537	2,744,600	2,777,387	(32,787)
Norwegian Krone expiring 07/25/12	UBS AG	NOK	16,031	2,618,500	2,692,388	(73,888)
Philippine Peso expiring 10/03/12	UBS AG	PHP	154,817	3,522,966	3,649,439	(126,473)
Polish Zloty expiring 07/25/12	Citibank NA	PLN	9,675	2,750,000	2,894,626	(144,626)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Polish Zloty expiring 07/25/12	Citibank NA	PLN	7,053	$2,058,400	$2,110,115	$(51,715)
Polish Zloty expiring 07/25/12	Citibank NA	PLN	4,678	1,372,200	1,399,760	(27,560)
Pound Sterling expiring 07/26/12	UBS AG	GBP	2,903	4,650,200	4,546,963	103,237
Pound Sterling expiring 07/26/12	UBS AG	GBP	1,752	2,744,300	2,744,409	(109)
Russian Rouble expiring 07/17/12	Citibank NA	RUB	128,415	4,143,883	3,952,717	191,166
Russian Rouble expiring 07/17/12	Citibank NA	RUB	67,942	2,045,224	2,091,324	(46,100)
Russian Rouble expiring 07/17/12	UBS AG	RUB	134,361	4,065,400	4,135,761	(70,361)
Singapore Dollar expiring 07/24/12	Citibank NA	SGD	4,443	3,522,900	3,507,518	15,382
Singapore Dollar expiring 07/24/12	JPMorgan Chase & Co.	SGD	5,288	4,116,800	4,174,524	(57,724)
Singapore Dollar expiring 07/24/12	JPMorgan Chase & Co.	SGD	4,430	3,522,900	3,496,730	26,170
Singapore Dollar expiring 07/24/12	JPMorgan Chase & Co.	SGD	3,701	2,891,700	2,921,590	(29,890)
Singapore Dollar expiring 07/26/12	JPMorgan Chase & Co.	SGD	4,281	3,378,300	3,379,578	(1,278)
South African Rand expiring 07/31/12	Citibank NA	ZAR	35,204	4,116,800	4,285,719	(168,919)
South African Rand expiring 07/31/12	JPMorgan Chase & Co.	ZAR	23,518	2,756,400	2,863,040	(106,640)
South African Rand expiring 07/31/12	UBS AG	ZAR	23,260	2,748,600	2,831,679	(83,079)
South African Rand expiring 07/31/12	UBS AG	ZAR	14,247	1,690,359	1,734,456	(44,097)
Swedish Krona expiring 07/25/12	UBS AG	SEK	24,148	3,391,900	3,487,586	(95,686)
Swedish Krona expiring 07/25/12	UBS AG	SEK	19,447	2,744,600	2,808,695	(64,095)
Thai Baht expiring 07/18/12	UBS AG	THB	504,456	15,951,438	15,863,022	88,416
Thai Baht expiring 07/18/12	UBS AG	THB	63,391	2,031,700	1,993,382	38,318
Turkish Lira expiring 07/31/12	JPMorgan Chase & Co.	TRY	3,914	2,067,300	2,148,530	(81,230)
Turkish Lira expiring 07/31/12	UBS AG	TRY	5,023	2,748,600	2,757,371	(8,771)

				$270,090,691	$271,159,338	(1,068,647)

						$2,600

Interest rate swap agreements outstanding at June 30, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	Over-the-counter swap agreements:
	$4,735	01/27/22	2.071%	3 month LIBOR(a)	$(183,980)	$—	$(183,980)	Citibank NA
	66,560	08/31/16	0.934%	3 month LIBOR(b)	342,247	—	342,247	Credit Suisse International
	66,195	08/31/16	0.928%	3 month LIBOR(b)	323,903	—	323,903	Citibank NA
	66,195	08/31/16	0.977%	3 month LIBOR(a)	(456,134)	—	(456,134)	Citibank NA
	20,710	08/31/16	0.975%	3 month LIBOR(a)	(141,137)	—	(141,137)	JPMorgan Chase Bank NA
	20,710	08/31/16	0.978%	3 month LIBOR(a)	(144,108)	—	(144,108)	JPMorgan Chase Bank NA
	58,915	11/30/16	0.913%	3 month LIBOR(a)	(79,772)	—	(79,772)	JPMorgan Chase Bank NA
	4,265	01/30/22	2.082%	3 month LIBOR(a)	(168,633)	—	(168,633)	Citibank NA
	9,095	02/07/22	2.056%	3 month LIBOR(a)	(332,893)	—	(332,893)	Citibank NA
	18,095	04/12/22	2.111%	3 month LIBOR(b)	660,586	—	660,586	Citibank NA
CAD	13,500	02/22/17	1.708%	3 month Canadian Bankers Acceptances(a)	131,345	—	131,345	Citibank NA
MXN	199,700	07/05/13	5.480%	28 day Mexican Interbank Rate(b)	117,574	—	117,574	Barclays Bank PLC
MXN	100,000	12/15/16	5.750%	28 day Mexican Interbank Rate(b)	187,469	—	187,469	Barclays Bank PLC
MXN	54,100	02/18/22	6.600%	28 day Mexican Interbank Rate(b)	246,424	—	246,424	Barclays Bank PLC
MXN	31,200	04/15/22	6.380%	28 day Mexican Interbank Rate(b)	98,028	—	98,028	JPMorgan Chase Bank NA
MXN	48,200	05/25/22	6.370%	28 day Mexican Interbank Rate(b)	149,069	—	149,069	Morgan Stanley Capital Services
MXN	57,000	06/03/22	6.300%	28 day Mexican Interbank Rate(b)	156,642	—	156,642	Citibank NA
NOK	32,000	05/07/17	3.080%	6 month NIBOR(b)	44,766	—	44,766	Barclays Bank PLC
NZD	13,400	08/18/16	4.173%	3 month BBR(b)	580,940	—	580,940	Citibank NA
NZD	4,320	03/26/17	3.810%	3 month BBR(b)	128,652	—	128,652	HSBC Bank USA NA
ZAR	61,000	04/11/17	6.890%	3 month JIBAR(b)	234,615	—	234,615	Citibank NA

					$1,895,603	$—	$1,895,603

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	$3,700	$(228,395)	$—	$(228,395)	Deutsche Bank AG
CBS Corp.	06/20/14	1.000%	4,800	(50,760)	148,604	(199,364)	Citibank NA
Centex Corp.	06/20/14	1.000%	2,500	20,486	(6,863)	27,349	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%	3,400	(30,462)	—	(30,462)	Goldman Sachs International, Inc.
GATX Financial Corp.	12/20/12	1.000%	1,500	(4,356)	2,369	(6,725)	Credit Suisse International
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	7,800	(26,410)	46,566	(72,976)	Deutsche Bank AG
Masco Corp.	09/20/13	1.000%	2,600	(5,326)	30,037	(35,363)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	7,000	380,614	222,214	158,400	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	1,015,320	356,634	658,686	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000%	6,600	(23,321)	27,361	(50,682)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000%	4,150	(206,327)	319,032	(525,359)	JPMorgan Chase Bank
Starwood Hotels & Resorts Holdings, Inc.	03/20/14	7.050%	980	(109,197)	—	(109,197)	Deutsche Bank AG
Toll Brothers Financial Corp.	03/20/15	1.000%	4,695	(6,752)	19,930	(26,682)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%	4,400	182,261	62,536	119,725	JPMorgan Chase Bank

				$907,375	$1,228,420	$(321,045)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swap on credit index—Buy Protection(1):
Itraxx Euro Ser. 9	06/20/13	1.650%	EUR	3,700	$(20,096)	$(36,251)	$16,155	Morgan Stanley Capital Services, Inc.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2012(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$8,250	0.355%	$(5,686)	$(34,653)	$28,967	Morgan Stanley Capital Services, Inc.
Republic of Austria	03/20/13	1.000%	8,250	0.573%	28,192	(37,199)	65,391	Morgan Stanley Capital Services, Inc.
Republic of France	03/20/13	0.250%	8,250	0.571%	(18,653)	(88,174)	69,521	Morgan Stanley Capital Services, Inc.

					$3,853	$(160,026)	$163,879

The Portfolio entered into credit default swaps as the protection seller on sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$73,014,179	$5,816,550
Residential Mortgage-Backed Securities	—	62,361,049	—
Bank Loans	—	26,836,083	190,375
Collateralized Mortgage Obligations	—	3,644,268	—
Commercial Mortgage-Backed Securities	—	214,098,164	—
Corporate Bonds	—	603,896,603	—
Foreign Agencies	—	37,297,861	—
Mortgage-Backed Securities	—	88,712,138	—
Municipal Bonds	—	25,305,173	—
Sovereigns	—	26,811,814	1,043,503
U.S. Government Treasury Securities	—	37,218,017	—
Preferred Stock	1,228,050	—	—
Affiliated Mutual Funds	327,440,521	—	—
Other Financial Instruments*
Futures Contracts	649,467	—	—
Forward Currency Contracts	—	2,600	—
Interest Rate Swap Agreements	—	1,895,603	—
Credit Default Swap Agreements	—	(110,549)	(30,462)

Total	$329,318,038	$1,200,983,003	$7,019,966

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 was as follows:

Affiliated Mutual Funds (including 7.3% of collateral received for securities on loan)	23.6%
Commercial Mortgage-Backed Securities	15.4
Banking	9.6
Mortgage-Backed Securities	6.4
Non-Residential Mortgage-Backed Securities	5.7
Residential Mortgage-Backed Securities	4.5
Foods	2.8
Insurance	2.8
Media & Entertainment	2.8
Foreign Agencies	2.7
U.S. Government Treasury Securities	2.7
Non-Captive Finance	2.5
Metals	2.4
Technology	2.2
Cable	2.1
Sovereigns	2.0
Telecommunications	1.9
Electric	1.8
Municipal Bonds	1.8
Healthcare & Pharmaceutical	1.6
Energy – Other	1.2
Gaming	1.2

Capital Goods	1.0%
Chemicals	1.0
Healthcare Insurance	0.9
Automotive	0.8
Lodging	0.8
Packaging	0.8
Paper	0.8
Real Estate Investment Trusts	0.8
Building Materials & Construction	0.7
Consumer	0.6
Airlines	0.5
Retailers	0.5
Pipelines & Other	0.4
Tobacco	0.4
Aerospace & Defense	0.3
Collateralized Mortgage Obligations	0.3
Energy – Integrated	0.2
Brokerage	0.1
Railroads	0.1

110.7
Liabilities in excess of other assets	(10.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$1,235,283		Premium received for swap agreements	$203,140
Credit contracts	Unrealized appreciation on swap agreements	1,144,194		Unrealized depreciation on swap agreements	1,285,205
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	6,043,861		Unrealized depreciation on forward currency contracts	6,041,261
Interest rate contracts	Due to broker — variation margin	672,461	*	Due to broker — variation margin	22,994	*
Interest rate contracts	Unrealized appreciation on swap agreements	3,402,260		Unrealized depreciation on swap agreements	1,506,657

Total		$12,498,059			$9,059,257

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(104,396)	$(104,396)
Foreign exchange contracts	—	—	—	(3,259,635)	—	(3,259,635)
Interest rate contracts	2,501,494	(483,881)	7,085,896	—	(30,766)	9,072,743

Total	$2,501,494	$(483,881)	$7,085,896	$(3,259,635)	$(135,162)	$5,708,712

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value			Futures	Forward Currency Contracts	Swaps	Total
Credit contracts			$—	$—	$(603,221)	$(603,221)
Foreign exchange contracts			—	5,342,943	—	5,342,943
Interest rate contracts			(1,989,353)	—	886,139	(1,103,214)

Total			$(1,989,353)	$5,342,943	$282,918	$3,636,508

For the six months ended June 30, 2012, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased (Cost)	Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)
$148,231	$406,970,676	$33,444,654	$382,898,134	$306,539,575

Inflation Swaps (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$1,020	$223,015	$67,600	$16,500

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $99,893,476:
Unaffiliated investments (cost $1,143,587,016)	$1,207,473,827
Affiliated investments (cost $342,445,728)	327,440,521
Cash	1,339,160
Receivable for investments sold	19,528,544
Dividends and interest receivable	13,034,551
Unrealized appreciation on forward currency contracts	6,043,861
Unrealized appreciation on swap agreements	4,546,454
Premium paid for swap agreements	1,235,283
Prepaid expenses	1,329
Receivable for Series shares sold	49

Total Assets	1,580,643,579

LIABILITIES
Collateral for securities on loan	101,412,837
Payable for investments purchased	81,611,895
Unrealized depreciation on forward currency contracts	6,041,261
Unrealized depreciation on swap agreements	2,791,862
Due to broker—variation margin	1,489,896
Management fee payable	447,750
Payable for Series shares repurchased	305,974
Premium received for swap agreements	203,140
Accrued expenses and other liabilities	194,516
Deferred trustees’ fees	4,059
Affiliated transfer agent fee payable	926

Total Liabilities	194,504,116

NET ASSETS	$1,386,139,463

Net assets were comprised of:
Paid-in capital	$1,296,590,419
Retained earnings	89,549,044

Net assets, June 30, 2012	$1,386,139,463

Net asset value and redemption price per share, $1,386,139,463 / 120,319,640 outstanding shares of beneficial interest	$11.52

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Interest	$34,904,748
Affiliated dividend income	1,084,685
Affiliated income from securities loaned, net	113,926
Unaffiliated dividend income	44,297

36,147,656

EXPENSES
Management fee	2,943,332
Custodian’s fees and expenses	142,000
Shareholders’ reports	52,000
Audit fee	18,000
Trustees’ fees	13,000
Insurance expenses	8,000
Legal fees and expenses	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	9,712

Total expenses	3,201,044

NET INVESTMENT INCOME	32,946,612

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	18,448,199
Futures transactions	7,085,896
Swap agreement transactions	(135,162)
Foreign currency transactions	(2,982,986)
Options written transactions	(483,881)

21,932,066

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $2,186,427)	14,788,106
Futures	(1,989,353)
Swap agreements	282,918
Foreign currencies	5,357,288

18,438,959

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	40,371,025

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,317,637

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$32,946,612	$73,296,784
Net realized gain on investments and foreign currencies	21,932,066	59,583,846
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,438,959	(22,511,117)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	73,317,637	110,369,513

DISTRIBUTIONS	(90,902,268)	(101,657,374)

SERIES SHARE TRANSACTIONS:
Series shares sold [3,432,454 and 2,282,678 shares, respectively]	40,031,391	26,944,061
Series shares issued in reinvestment of distributions [7,892,429 and 8,678,375 shares, respectively]	90,902,268	101,657,374
Series shares repurchased [23,671,366 and 8,765,284 shares, respectively]	(284,108,754)	(103,339,982)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(153,175,095)	25,261,453

TOTAL INCREASE (DECREASE) IN NET ASSETS	(170,759,726)	33,973,592
NET ASSETS:
Beginning of period	1,556,899,189	1,522,925,597

End of period	$1,386,139,463	$1,556,899,189

SEE NOTES TO FINANCIAL STATEMENTS.

A52

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 3.6%
Boeing Co. (The)	444,320	$33,012,976
Precision Castparts Corp.	265,346	43,646,763
TransDigm Group, Inc.*	240,723	32,329,099

		108,988,838

Airlines — 1.3%
United Continental Holdings, Inc.*(a)	1,569,387	38,183,186

Auto Components — 1.0%
Lear Corp.	800,756	30,212,524

Automobiles — 0.4%
Tesla Motors, Inc.*(a)	361,481	11,310,740

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	298,969	29,687,622
Biogen Idec, Inc.*	131,600	19,000,408

		48,688,030

Capital Markets — 2.7%
Goldman Sachs Group, Inc. (The)	581,760	55,767,514
Morgan Stanley	1,810,439	26,414,305

		82,181,819

Chemicals — 2.7%
Monsanto Co.	467,705	38,716,620
Mosaic Co. (The)	798,881	43,746,723

		82,463,343

Commercial Banks — 2.4%
PNC Financial Services Group, Inc.	515,210	31,484,483
Wells Fargo & Co.	1,202,108	40,198,492

		71,682,975

Communications Equipment — 1.6%
JDS Uniphase Corp.*	1,874,555	20,620,105
QUALCOMM, Inc.	507,910	28,280,429

		48,900,534

Computers & Peripherals — 5.3%
Apple, Inc.*	219,030	127,913,520
EMC Corp.*(a)	1,355,968	34,753,460

		162,666,980

Construction & Engineering — 0.5%
Chicago Bridge & Iron Co. NV (Netherlands)	416,992	15,829,016

Consumer Finance — 0.7%
American Express Co.	389,203	22,655,507

Diversified Financial Services — 1.9%
Citigroup, Inc.	975,066	26,726,559
JPMorgan Chase & Co.	829,000	29,620,170

		56,346,729

Diversified Telecommunication Services — 0.7%
Vivendi SA (France)	1,213,113	22,540,763

Electric Utilities — 1.0%
Exelon Corp.	840,608	31,623,673

Electronic Equipment & Instruments — 1.3%
Flextronics International Ltd. (Singapore)*	6,579,992	40,795,950

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services — 3.8%
Ensco PLC (Class A Stock) (United Kingdom)	585,496	$27,500,747
Halliburton Co.	887,495	25,195,983
National Oilwell Varco, Inc.	981,015	63,216,607

		115,913,337

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	817,329	38,193,784
Wal-Mart Stores, Inc.	479,211	33,410,591

		71,604,375

Food Products — 5.0%
Bunge Ltd. (Bermuda)	633,757	39,761,914
Kraft Foods, Inc. (Class A Stock)	754,065	29,121,990
Mead Johnson Nutrition Co.	337,046	27,135,574
Smithfield Foods, Inc.*(a)	1,069,051	23,123,573
Tyson Foods, Inc. (Class A Stock)	1,800,958	33,912,039

		153,055,090

Healthcare Providers & Services — 3.8%
Express Scripts Holding Co*	238,539	13,317,632
HCA Holdings, Inc.	833,771	25,371,652
UnitedHealth Group, Inc.	1,334,308	78,057,018

		116,746,302

Hotels, Restaurants & Leisure — 3.1%
Chipotle Mexican Grill, Inc.*(a)	75,346	28,627,713
Starbucks Corp.	738,966	39,401,667
Yum! Brands, Inc.	398,618	25,678,971

		93,708,351

Independent Power Producers & Energy Traders — 1.2%
Calpine Corp.*	2,287,255	37,762,580

Insurance — 1.0%
MetLife, Inc.	973,474	30,031,673

Internet & Catalog Retail — 2.8%
Amazon.com, Inc.*	236,211	53,938,782
priceline.com, Inc.*	46,829	31,118,807

		85,057,589

Internet Software & Services — 3.7%
Baidu, Inc., ADR (Cayman Islands)*	363,950	41,846,971
Google, Inc. (Class A Stock)*	69,028	40,041,072
LinkedIn Corp. (Class A Stock)*(a)	298,325	31,702,998

		113,591,041

IT Services — 3.2%
International Business Machines Corp.	194,463	38,033,074
MasterCard, Inc. (Class A Stock)	139,932	60,186,152

		98,219,226

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	442,470	17,362,523

Machinery — 1.1%
Ingersoll-Rand PLC (Ireland)	778,926	32,855,099

Media — 4.9%
Comcast Corp. (Class A Stock)	1,843,309	58,930,589
Liberty Global, Inc. (Class C Stock)*	792,756	37,854,099

SEE NOTES TO FINANCIAL STATEMENTS.

A53

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Viacom, Inc. (Class B Stock)	475,447	$22,355,518
Walt Disney Co. (The)(a)	649,802	31,515,397

		150,655,603

Metals & Mining — 2.9%
Freeport-McMoRan Copper & Gold, Inc.	1,054,945	35,941,976
Goldcorp, Inc. (Canada)	672,583	25,275,669
Kinross Gold Corp. (Canada)	3,483,872	28,393,557

		89,611,202

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	513,970	34,024,814
Noble Energy, Inc.	359,926	30,528,923
Occidental Petroleum Corp.	379,362	32,537,879
Suncor Energy, Inc. (Canada)	1,126,728	32,581,154

		129,672,770

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	568,369	30,760,130

Pharmaceuticals — 6.5%
Allergan, Inc.	420,217	38,899,488
Novo Nordisk A/S, ADR (Denmark)	309,046	44,916,746
Pfizer, Inc.	1,798,734	41,370,882
Sanofi, ADR (France)	660,780	24,964,268
Shire PLC, ADR (United Kingdom)	321,854	27,804,967
Teva Pharmaceutical Industries Ltd., ADR (Israel)	555,309	21,901,387

		199,857,738

Real Estate Investment Trusts — 1.2%
American Tower Corp.	518,917	36,277,487

Road & Rail — 1.0%
Union Pacific Corp.	254,819	30,402,455

Semiconductors & Semiconductor Equipment — 2.4%
Avago Technologies Ltd. (Singapore)	662,468	23,782,601
Marvell Technology Group Ltd. (Bermuda)	2,464,950	27,804,636
Maxim Integrated Products, Inc.	803,789	20,609,150

		72,196,387

Software — 4.5%
CA, Inc.(a)	1,194,482	32,358,517
Red Hat, Inc.*(a)	459,971	25,979,162
salesforce.com, Inc.*(a)	223,111	30,847,327
VMware, Inc. (Class A Stock)*	518,187	47,175,745

		136,360,751

Specialty Retail — 1.9%
Staples, Inc.	2,120,704	27,675,187
TJX Cos., Inc. (The)	722,001	30,995,503

		58,670,690

Textiles, Apparel & Luxury Goods — 4.8%
Coach, Inc.	501,982	29,355,907
Lululemon Athletica, Inc.*(a)	438,399	26,141,732

COMMON STOCKS (continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings Ltd. (British Virgin Islands)*	666,758	$27,897,155
NIKE, Inc. (Class B Stock)	386,424	33,920,299
Ralph Lauren Corp.	206,317	28,896,759

		146,211,852

Wireless Telecommunication Services — 1.6%
MetroPCS Communications, Inc.*	4,322,720	26,152,456
NII Holdings, Inc.*(a)	2,181,587	22,317,635

		48,470,091

TOTAL LONG-TERM INVESTMENTS (cost $2,375,616,767)		2,970,124,949

SHORT-TERM INVESTMENT — 8.7%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $265,065,553; includes $189,157,223 of cash collateral for securities on loan)(b)(w)(Note 4)	265,065,553	265,065,553

TOTAL INVESTMENTS — 105.9% (cost $2,640,682,320)		3,235,190,502
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(179,706,600)

NET ASSETS — 100.0%		$3,055,483,902

The following abbreviation is used in the Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $188,888,633; cash collateral of $189,157,223 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,947,584,186	$22,540,763	$—
Affiliated Money Market Mutual Fund	265,065,553	—	—

Total	$3,212,649,739	$22,540,763	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (6.2% represents investments purchased with collateral from securities on loan)	8.7%
Pharmaceuticals	6.5
Computers & Peripherals	5.3
Food Products	5.0
Media	4.9
Textiles, Apparel & Luxury Goods	4.8
Software	4.5
Oil, Gas & Consumable Fuels	4.2
Healthcare Providers & Services	3.8
Energy Equipment & Services	3.8
Internet Software & Services	3.7
Aerospace & Defense	3.6
IT Services	3.2

Hotels, Restaurants & Leisure	3.1%
Metals & Mining	2.9
Internet & Catalog Retail	2.8
Chemicals	2.7
Capital Markets	2.7
Semiconductors & Semiconductor Equipment	2.4
Commercial Banks	2.4
Food & Staples Retailing	2.3
Specialty Retail	1.9
Diversified Financial Services	1.9
Communications Equipment	1.6
Biotechnology	1.6
Wireless Telecommunication Services	1.6
Electronic Equipment & Instruments	1.3
Airlines	1.3
Independent Power Producers & Energy Traders	1.2
Real Estate Investment Trusts	1.2
Machinery	1.1
Electric Utilities	1.0
Personal Products	1.0
Road & Rail	1.0
Auto Components	1.0
Insurance	1.0
Consumer Finance	0.7
Diversified Telecommunication Services	0.7
Life Sciences Tools & Services	0.6
Construction & Engineering	0.5
Automobiles	0.4

105.9
Liabilities in excess of other assets	(5.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A55

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2012

ASSETS
Investments at value, including securities on loan of $188,888,633:
Unaffiliated investments (cost $2,375,616,767)	$2,970,124,949
Affiliated investments (cost $265,065,553)	265,065,553
Receivable for investments sold	9,325,088
Dividends receivable	2,233,132
Tax reclaim receivable	41,134
Prepaid expenses	3,053

Total Assets	3,246,792,909

LIABILITIES
Collateral for securities on loan	189,157,223
Management fee payable	1,106,010
Payable for Series shares repurchased	729,323
Accrued expenses and other liabilities	313,846
Deferred trustees’ fees	1,089
Affiliated transfer agent fees payable	926
Distribution fee payable	369
Administration fee payable	221

Total Liabilities	191,309,007

NET ASSETS	$3,055,483,902

Net assets were comprised of:
Paid-in capital	$2,734,267,444
Retained earnings	321,216,458

Net assets, June 30, 2012	$3,055,483,902

Class I:
Net asset value and redemption price per share, $3,053,703,377 / 122,360,890 outstanding shares of beneficial interest	$24.96

Class II:
Net asset value and redemption price per share, $1,780,525 / 70,446.2 outstanding shares of beneficial interest	$25.27

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of $564,104 foreign withholding tax)	$19,631,185
Affiliated income from securities lending, net	725,326
Affiliated dividend income	56,863

20,413,374

EXPENSES
Management fee	7,161,512
Distribution fee—Class II	2,454
Administration fee—Class II	1,473
Custodian’s fees and expenses	181,000
Shareholders’ reports	142,000
Trustees’ fees	21,000
Insurance expenses	18,000
Audit fee	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	5,000
Loan interest expense (Note 8)	14
Miscellaneous	10,836

Total expenses	7,567,289

NET INVESTMENT INCOME	12,846,085

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	68,120,061
Foreign currency transactions	6,030

68,126,091

Net change in unrealized appreciation (depreciation) on:
Investments	97,554,074
Foreign currencies	(414)

97,553,660

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	165,679,751

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$178,525,836

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,846,085	$18,821,831
Net realized gain on investment and foreign currency transactions	68,126,091	204,252,562
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	97,553,660	(327,809,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	178,525,836	(104,734,699)

DISTRIBUTIONS
Class I	(18,817,932)	(22,097,344)
Class II	(4,233)	(4,010)

TOTAL DISTRIBUTIONS	(18,822,165)	(22,101,354)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	10,193,340	19,970,190
Series shares issued in reinvestment of distributions	18,822,165	22,101,354
Series shares repurchased	(132,696,511)	(242,019,698)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(103,681,006)	(199,948,154)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,022,665	(326,784,207)
NET ASSETS:
Beginning of period	2,999,461,237	3,326,245,444

End of period	$3,055,483,902	$2,999,461,237

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS — 62.7%	Shares	Value (Note 2)

Aerospace & Defense — 1.7%
Alliant Techsystems, Inc.	26,900	$1,360,333
BAE Systems PLC (United Kingdom)	30,491	138,235
Boeing Co. (The)	10,000	743,000
European Aeronautic Defense and Space Co. NV (Netherlands)	3,117	110,625
General Dynamics Corp.	177,300	11,694,708
Honeywell International, Inc.	241,800	13,502,112
L-3 Communications Holdings, Inc.	75,500	5,587,755
Meggitt PLC (United Kingdom)	764	4,623
Northrop Grumman Corp.	152,400	9,721,596
Safran SA (France)	1,579	58,638
United Technologies Corp.	150,000	11,329,500

		54,251,125

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	8,240	145,795
FedEx Corp.	45,300	4,149,933
United Parcel Service, Inc. (Class B Stock)	27,900	2,197,404

		6,493,132

Airlines — 0.1%
Alaska Air Group, Inc.*	61,800	2,218,620
Allegiant Travel Co.*	3,600	250,848
United Continental Holdings, Inc.*	62,800	1,527,924

		3,997,392

Auto Components — 0.1%
Cie Generale des Etablissements Michelin (France) (Class B Stock)	1,936	126,666
Continental AG (Germany)	912	76,025
Delphi Automotive PLC*	27,500	701,250
Denso Corp. (Japan)	100	3,417
Lear Corp.	14,700	554,631
NHK Spring Co. Ltd. (Japan)	4,800	51,835
NOK Corp. (Japan)	4,600	98,216
Pirelli & C. SpA (Italy)	871	9,186
Toyoda Gosei Co. Ltd. (Japan)	3,500	80,685

		1,701,911

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	1,406	101,749
Daihatsu Motor Co. Ltd. (Japan)	5,000	87,536
Fiat SpA (Italy)*	18,923	95,406
Ford Motor Co.(a)	1,513,100	14,510,629
Fuji Heavy Industries Ltd. (Japan)	23,000	186,348
Harley-Davidson, Inc.	54,700	2,501,431
Honda Motor Co. Ltd. (Japan)	500	17,448
Isuzu Motors Ltd. (Japan)	12,000	64,277
Nissan Motor Co. Ltd. (Japan)	18,400	174,721
Suzuki Motor Corp. (Japan)	6,600	135,517
Thor Industries, Inc.	44,700	1,225,227
Toyota Motor Corp. (Japan)	3,300	133,195
Volkswagen AG (Germany)	89	13,449

		19,246,933

COMMON STOCKS (continued)	Shares	Value (Note 2)

Beverages — 1.4%
Anheuser-Busch InBev NV (Belgium)	4,410	$347,691
Coca-Cola Co. (The)	231,800	18,124,442
Coca-Cola Enterprises, Inc.	331,900	9,306,476
Diageo PLC (United Kingdom)	6,661	171,687
Heineken Holding NV (Netherlands)	742	33,235
Heineken NV (Netherlands)	1,755	91,517
Molson Coors Brewing Co. (Class B Stock)	63,000	2,621,430
Monster Beverage Corp.*	15,300	1,089,360
PepsiCo, Inc.	188,920	13,349,087

		45,134,925

Biotechnology — 1.2%
Amgen, Inc.	180,708	13,198,912
Biogen Idec, Inc.*	61,500	8,879,370
Celgene Corp.*	226,400	14,525,824
United Therapeutics Corp.*(a)	48,500	2,394,930

		38,999,036

Building Products — 0.1%
Assa Abloy AB (Sweden) (Class B Stock)	3,435	95,926
Fortune Brands Home & Security, Inc.*(a)	90,500	2,015,435

		2,111,361

Capital Markets — 1.2%
Aberdeen Asset Management PLC (United Kingdom)	19,562	79,676
Bank of New York Mellon Corp. (The)	135,200	2,967,640
Deutsche Bank AG (Germany)	2,407	86,877
Franklin Resources, Inc.	7,900	876,821
GAM Holding AG (Switzerland)	2,257	25,197
Goldman Sachs Group, Inc. (The)	182,500	17,494,450
Jefferies Group, Inc.	49,000	636,510
Morgan Stanley	832,590	12,147,488
Ratos AB (Sweden) (Class B Stock)	3,998	37,963
Schroders PLC (United Kingdom)	789	16,538
T. Rowe Price Group, Inc.	41,500	2,612,840
UBS AG (Switzerland)	1,082	12,662

		36,994,662

Chemicals — 1.0%
Arkema SA (France)	705	46,226
Asahi Kasei Corp. (Japan)	13,000	70,468
BASF SE (Germany)	3,756	261,172
CF Industries Holdings, Inc.	68,600	13,290,564
Chemtura Corp.*	36,200	524,900
Daicel Corp. (Japan)	1,000	6,151
Eastman Chemical Co.	48,600	2,447,982
Huntsman Corp.	125,300	1,621,382
Koninklijke DSM NV (Netherlands)	890	43,877
Koppers Holdings, Inc.	12,300	418,200
Kuraray Co. Ltd. (Japan)	5,000	64,797
Lanxess AG (Germany)	2,289	144,859
LSB Industries, Inc.*	21,000	649,110
LyondellBasell Industries NV (Class A Stock)	191,500	7,711,705

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Chemicals (continued)
Mitsubishi Gas Chemical Co., Inc. (Japan)	9,000	$51,165
Nitto Denko Corp. (Japan)	1,000	42,845
PPG Industries, Inc.	48,200	5,114,984
Syngenta AG (Switzerland)	444	151,992
Ube Industries Ltd. (Japan)	2,000	4,652
Wacker Chemie AG (Germany)(a)	102	7,027
Yara International ASA (Norway)	3,762	164,632

		32,838,690

Commercial Banks — 2.4%
Aozora Bank Ltd. (Japan)	27,000	64,297
Australia & New Zealand Banking Group Ltd. (Australia)	5,822	132,626
Banco Santander SA (Spain)	17,191	113,723
Bank Leumi Le-Israel BM (Israel)*	5,621	13,732
Barclays PLC (United Kingdom)	71,618	183,002
BB&T Corp.	134,600	4,152,410
BNP Paribas SA (France)	2,905	112,002
BOC Hong Kong Holdings Ltd. (Hong Kong)	50,000	153,923
Commonwealth Bank of Australia (Australia)	3,259	178,478
DBS Group Holdings Ltd. (Singapore)	9,000	99,411
Fifth Third Bancorp	404,200	5,416,280
HSBC Holdings PLC (United Kingdom)	46,177	406,903
Huntington Bancshares, Inc.	566,100	3,623,040
KeyCorp	600,700	4,649,418
Mitsubishi UFJ Financial Group, Inc. (Japan)	65,500	313,803
Mizuho Financial Group, Inc. (Japan)	53,500	90,375
National Australia Bank Ltd. (Australia)	8,912	217,075
PNC Financial Services Group, Inc.	59,800	3,654,378
Regions Financial Corp.	145,000	978,750
Resona Holdings, Inc. (Japan)	29,300	120,704
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	15,943	103,541
Standard Chartered PLC (United Kingdom)	4,297	93,343
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,100	300,618
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	41,000	122,533
SunTrust Banks, Inc.	221,000	5,354,830
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,562	117,104
Swedbank AB (Sweden) (Class A Stock)	10,809	170,285
U.S. Bancorp	387,532	12,463,029
Wells Fargo & Co.	966,312	32,313,473
Westpac Banking Corp. (Australia)	14,438	315,271

		76,028,357

Commercial Services & Supplies
Brink’s Co. (The)	14,000	324,520
Copart, Inc.*	21,400	506,966
Societe BIC SA (France)	416	42,973

		874,459

COMMON STOCKS (continued)	Shares	Value (Note 2)

Communications Equipment — 1.6%
Cisco Systems, Inc.	1,313,900	$22,559,663
F5 Networks, Inc.*	101,500	10,105,340
NETGEAR, Inc.*(a)	37,000	1,276,870
QUALCOMM, Inc.	274,500	15,284,160

		49,226,033

Computers & Peripherals — 3.9%
Apple, Inc.*	172,800	100,915,200
Dell, Inc.*(a)	425,800	5,331,016
EMC Corp.*(a)	191,000	4,895,330
Hewlett-Packard Co.	651,300	13,097,643

		124,239,189

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	1,958	41,941
Balfour Beatty PLC (United Kingdom)	16,113	75,342
Chicago Bridge & Iron Co. NV	22,000	835,120
Eiffage SA (France)	5,604	181,103
Ferrovial SA (Spain)	1,981	22,341
Fluor Corp.	19,200	947,328
KBR, Inc.	86,600	2,139,886
Taisei Corp. (Japan)	4,000	10,721
URS Corp.	31,900	1,112,672
Vinci SA (France)	1,603	74,917

		5,441,371

Construction Materials
Imerys SA (France)	1,016	51,796

Consumer Finance — 0.5%
Discover Financial Services	205,900	7,120,022
SLM Corp.	638,000	10,022,980

		17,143,002

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	2,874	20,981
Owens-Illinois, Inc.*	178,500	3,421,845
Rexam PLC (United Kingdom)	3,356	22,149

		3,464,975

Distributors — 0.2%
Genuine Parts Co.	129,000	7,772,250

Diversified Financial Services — 1.7%
Bank of America Corp.	426,782	3,491,077
Citigroup, Inc.	833,350	22,842,123
JPMorgan Chase & Co.	740,094	26,443,559
Kinnevik Investment AB (Sweden) (Class B Stock)	1,159	23,264
NASDAQ OMX Group, Inc. (The)	86,400	1,958,688
ORIX Corp. (Japan)	880	82,012
Pohjola Bank PLC (Finland) (Class A Stock)	1,027	11,985

		54,852,708

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	672,647	23,986,592
BT Group PLC (United Kingdom)	62,039	205,567
France Telecom SA (France)	2,714	35,685

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp. (Japan)	5,800	$270,457
Swisscom AG (Switzerland)	149	60,029
Telecom Corp. of New Zealand Ltd. (New Zealand)	80,694	153,649
Telecom Italia SpA (Italy)	86,491	85,466
Telefonica SA (Spain)	4,425	58,248
Verizon Communications, Inc.	566,688	25,183,615

		50,039,308

Electric Utilities — 0.9%
American Electric Power Co., Inc.	227,900	9,093,210
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,000	12,108
El Paso Electric Co.	25,900	858,844
Enel SpA (Italy)	59,499	192,114
Energias de Portugal SA (Portugal)	64,543	152,684
Entergy Corp.	106,000	7,196,340
Exelon Corp.	119,700	4,503,114
Iberdrola SA (Spain)	21,564	101,809
NV Energy, Inc.	70,900	1,246,422
Power Assets Holdings Ltd. (Hong Kong)	1,000	7,504
PPL Corp.	216,400	6,018,084
Red Electrica Corp. SA (Spain)	3,078	134,341
SP AusNet (Australia)	31,311	32,814
SSE PLC (United Kingdom)	3,810	83,117
Terna Rete Elettrica Nazionale SpA (Italy)	16,494	59,602

		29,692,107

Electrical Equipment — 0.4%
Babcock & Wilcox Co. (The)*	52,000	1,274,000
Emerson Electric Co.	178,900	8,333,162
EnerSys*	31,900	1,118,733
Roper Industries, Inc.	4,900	483,042
Schneider Electric SA (France)	2,684	149,187

		11,358,124

Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc.*	5,500	180,455
Avnet, Inc.*	78,100	2,410,166
Dolby Laboratories, Inc. (Class A Stock)*	38,600	1,594,180
Hexagon AB (Sweden) (Class B Stock)	3,303	56,696
Hitachi Ltd. (Japan)	11,000	67,824
Ingram Micro, Inc.*	89,100	1,556,577
Jabil Circuit, Inc.	34,900	709,517
Kyocera Corp. (Japan)	500	43,270
Tech Data Corp.*	11,500	553,955

		7,172,640

Energy Equipment & Services — 0.8%
Atwood Oceanics, Inc.*(a)	16,200	613,008
Halliburton Co.	159,600	4,531,044
Helix Energy Solutions Group, Inc.*	90,400	1,483,464
National Oilwell Varco, Inc.	212,400	13,687,056
Oceaneering International, Inc.	20,100	961,986

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Schlumberger Ltd.	62,400	$4,050,384
Seadrill Ltd. (Norway)	4,324	154,218
Technip SA (France)	52	5,419
Transocean Ltd.	963	43,184

		25,529,763

Food & Staples Retailing — 2.0%
Casino Guichard Perrachon SA (France)	89	7,823
CVS Caremark Corp.	434,400	20,299,512
Delhaize Group SA (Belgium)	1,820	66,670
J Sainsbury PLC (United Kingdom)	7,059	33,362
Koninklijke Ahold NV (Netherlands)	17,200	213,062
Kroger Co. (The)	540,500	12,534,195
Metcash Ltd. (Australia)	980	3,395
Seven & I Holdings Co. Ltd. (Japan)	4,300	129,625
Tesco PLC (United Kingdom)	25,624	124,528
Walgreen Co.	98,000	2,898,840
Wal-Mart Stores, Inc.	305,100	21,271,572
Wesfarmers Ltd. (Australia)	2,047	63,010
Whole Foods Market, Inc.	48,600	4,632,552
WM Morrison Supermarkets PLC (United Kingdom)	25,684	107,173
Woolworths Ltd. (Australia)	548	15,086

		62,400,405

Food Products — 1.4%
Archer-Daniels-Midland Co.	436,100	12,873,672
Associated British Foods PLC (United Kingdom)	3,426	68,936
Bunge Ltd.	92,400	5,797,176
ConAgra Foods, Inc.	73,500	1,905,855
Darling International, Inc.*(a)	71,900	1,185,631
Dean Foods Co.*	19,100	325,273
Golden Agri-Resources Ltd. (Singapore)	178,000	95,065
Hormel Foods Corp.(a)	65,900	2,004,678
Ingredion, Inc.	70,900	3,510,968
Kellogg Co.	68,200	3,364,306
Kraft Foods, Inc.	22,500	868,950
Nestle SA (Switzerland)	8,282	494,252
Pilgrim’s Pride Corp.*	55,100	393,965
Sanderson Farms, Inc.(a)	19,800	907,236
Smithfield Foods, Inc.*(a)	47,900	1,036,077
Suedzucker AG (Germany)	2,865	101,638
Tate & Lyle PLC (United Kingdom)	6,353	64,520
Tyson Foods, Inc. (Class A Stock)	495,300	9,326,499
Unilever NV (Netherlands)	2,262	75,563
Unilever PLC (United Kingdom)	2,177	73,090

		44,473,350

Gas Utilities
Enagas (Spain)	4,610	84,115
Gas Natural SDG SA (Spain)	6,579	84,472
Hong Kong & China Gas Co. Ltd. (Hong Kong)	30,800	65,429

		234,016

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies — 1.1%
Baxter International, Inc.	109,200	$5,803,980
Becton, Dickinson & Co.	65,900	4,926,025
C.R. Bard, Inc.(a)	15,800	1,697,552
Coloplast A/S (Denmark) (Class B Stock)	983	176,751
Getinge AB (Sweden) (Class B Stock)	380	9,429
Hill-Rom Holdings, Inc.	83,800	2,585,230
Intuitive Surgical, Inc.*	18,200	10,078,978
Medtronic, Inc.	132,400	5,127,852
Sirona Dental Systems, Inc.*	18,600	837,186
St. Jude Medical, Inc.	77,300	3,085,043
Stryker Corp.	36,000	1,983,600

		36,311,626

Healthcare Providers & Services — 1.6%
Aetna, Inc.	270,500	10,487,285
Humana, Inc.	55,300	4,282,432
Ramsay Health Care Ltd. (Australia)	2,551	59,273
UnitedHealth Group, Inc.	410,500	24,014,250
WellPoint, Inc.	196,500	12,534,735

		51,377,975

Hotels, Restaurants & Leisure — 1.1%
CEC Entertainment, Inc.	6,300	229,131
Galaxy Entertainment Group Ltd. (Hong Kong)*	6,000	15,095
InterContinental Hotels Group PLC (United Kingdom)	363	8,739
International Game Technology(a)	305,200	4,806,900
McDonald’s Corp.	183,000	16,200,990
Panera Bread Co. (Class A Stock)*	31,600	4,406,304
Sands China Ltd. (Hong Kong)	33,200	106,805
TABCORP Holdings Ltd. (Australia)	19,601	59,109
Wynn Macau Ltd. (Hong Kong)	4,000	9,439
Yum! Brands, Inc.(a)	149,500	9,630,790

		35,473,302

Household Durables — 0.5%
Harman International Industries, Inc.	62,200	2,463,120
Sekisui House Ltd. (Japan)	2,000	18,884
Sony Corp. (Japan)	2,500	35,748
Tupperware Brands Corp.	40,300	2,206,828
Whirlpool Corp.	176,900	10,819,204

		15,543,784

Household Products — 1.0%
Colgate-Palmolive Co.(a)	37,900	3,945,390
Henkel AG & Co. KGaA (Germany)	321	17,813
Kimberly-Clark Corp.(a)	6,600	552,882
Procter & Gamble Co. (The)	453,005	27,746,556
Reckitt Benckiser Group PLC (United Kingdom)	2,463	130,187
Spectrum Brands Holdings, Inc.*	11,600	377,812

		32,770,640

Independent Power Producers & Energy Traders — 0.4%
AES Corp. (The)*	764,500	9,808,535
NRG Energy, Inc.*	108,400	1,881,824

		11,690,359

COMMON STOCKS (continued)	Shares	Value (Note 2)

Industrial Conglomerates — 1.7%
3M Co.	170,000	$15,232,000
General Electric Co.	1,880,200	39,183,368
Keppel Corp. Ltd. (Singapore)	8,000	65,540
Koninklijke Philips Electronics NV (Netherlands)	530	10,444
Siemens AG (Germany)	1,350	113,437
Smiths Group PLC (United Kingdom)	886	14,071
Tyco International Ltd.	18,400	972,440

		55,591,300

Insurance — 1.8%
ACE Ltd.	120,900	8,962,317
Admiral Group PLC (United Kingdom)	1,893	35,312
Aflac, Inc.	163,300	6,954,947
American Financial Group, Inc.	61,700	2,420,491
American International Group, Inc.*	33,200	1,065,388
Assurant, Inc.	101,200	3,525,808
Aviva PLC (United Kingdom)	23,898	102,330
AXA SA (France)	11,999	160,412
Berkshire Hathaway, Inc. (Class B Stock)*	147,100	12,257,843
Genworth Financial, Inc.*	620,500	3,512,030
Hannover Rueckversicherung AG (Germany)	1,013	60,343
Insurance Australia Group Ltd. (Australia)	658	2,360
Legal & General Group PLC (United Kingdom)	21,425	42,834
Loews Corp.	12,900	527,739
MetLife, Inc.	203,800	6,287,230
Muenchener Rueckversicherungs AG (Germany)	1,173	165,516
Old Mutual PLC (United Kingdom)	14,874	35,374
ProAssurance Corp.	4,600	409,814
Prudential PLC (United Kingdom)	3,628	42,067
Sampo OYJ (Finland) (Class A Stock)	1,289	33,443
Standard Life PLC (United Kingdom)	12,586	46,083
Swiss Re AG (Switzerland)	4,379	276,060
Symetra Financial Corp.	77,600	979,312
Unum Group	193,400	3,699,742
XL Group PLC	268,200	5,642,928
Zurich Financial Services AG (Switzerland)	512	115,775

		57,363,498

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.*	2,200	502,370
Expedia, Inc.	41,000	1,970,870
HSN, Inc.	54,900	2,215,215
Liberty Interactive Corp. (Class A Stock)*	28,600	508,794
priceline.com, Inc.*	1,200	797,424

		5,994,673

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Internet Software & Services — 0.9%
CoStar Group, Inc.*	13,400	$1,088,080
Dice Holdings, Inc.*	37,000	347,430
Google, Inc. (Class A Stock)*	35,200	20,418,464
IAC/InterActiveCorp	52,000	2,371,200
Yahoo!, Inc.*	214,400	3,393,952

		27,619,126

IT Services — 2.0%
Accenture PLC (Class A Stock)	203,900	12,252,351
Cap Gemini SA (France)	2,429	89,401
Corelogic, Inc.*	23,800	435,778
International Business Machines Corp.	160,100	31,312,358
Itochu Techno-Solutions Corp. (Japan)	700	33,785
Lender Processing Services, Inc.	43,200	1,092,096
Otsuka Corp. (Japan)	1,900	161,753
SAIC, Inc.	166,000	2,011,920
Unisys Corp.*	28,400	555,220
Visa, Inc. (Class A Stock)	120,000	14,835,600

		62,780,262

Leisure Equipment & Products — 0.1%
Nikon Corp. (Japan)	3,100	94,366
Polaris Industries, Inc.	49,400	3,531,112
Sankyo Co., Ltd. (Japan)	800	39,039
Shimano, Inc. (Japan)	1,100	72,119
Sturm Ruger & Co., Inc.(a)	16,800	674,520
Yamaha Corp. (Japan)	5,500	56,599

		4,467,755

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	18,100	592,956
Life Technologies Corp.*	38,600	1,736,614
Mettler-Toledo International, Inc.*	5,200	810,420
Thermo Fisher Scientific, Inc.	230,300	11,954,873

		15,094,863

Machinery — 1.3%
AGCO Corp.*	121,700	5,565,341
Atlas Copco AB (Sweden)	3,544	76,270
Crane Co.	5,400	196,452
Cummins, Inc.	136,300	13,208,833
Deere & Co.	79,800	6,453,426
Dover Corp.	70,200	3,763,422
Eaton Corp.(a)	72,800	2,885,064
FANUC Corp. (Japan)	1,300	213,695
Fiat Industrial SpA (Italy)	12,410	122,152
Hino Motors Ltd. (Japan)	21,000	151,995
Hitachi Construction Machinery Co., Ltd. (Japan)	4,300	81,210
Kone OYJ (Finland) (Class B Stock)	1,037	62,628
Lincoln Electric Holdings, Inc.	10,900	477,311
Metso OYJ (Finland)	4,064	140,124
Oshkosh Corp.*	71,300	1,493,735
Parker Hannifin Corp.(a)	18,100	1,391,528
Sandvik AB (Sweden)	3,267	41,898
Timken Co.	82,100	3,759,359
Toro Co. (The)	12,300	901,467
Valmont Industries, Inc.	3,000	362,910

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery (continued)
Volvo AB (Sweden) (Class B Stock)	6,055	$69,230

		41,418,050

Marine
A.P. Moller-Maersk A/S (Denmark) (Class A Stock)	4	24,898
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	1	6,557

		31,455

Media — 1.7%
AMC Networks, Inc. (Class A Stock)*	13,400	476,370
Belo Corp. (Class A Stock)	37,000	238,280
CBS Corp. (Class B Stock)	84,900	2,783,022
Comcast Corp. (Class A Stock)	111,673	3,570,186
DIRECTV (Class A Stock)*	329,900	16,105,718
Hakuhodo DY Holdings, Inc. (Japan)	1,530	101,532
ITV PLC (United Kingdom)	62,557	75,274
McGraw-Hill Cos., Inc. (The)	91,000	4,095,000
Publicis Groupe SA (France)	692	31,648
Time Warner, Inc.(a)	295,900	11,392,150
Viacom, Inc. (Class B Stock)	233,600	10,983,872
Walt Disney Co. (The)(a)	59,000	2,861,500
WPP PLC (United Kingdom)	2,996	36,371

		52,750,923

Metals & Mining — 1.0%
Alcoa, Inc.(a)	426,900	3,735,375
BHP Billiton Ltd. (Australia)	10,062	327,743
BHP Billiton PLC (United Kingdom)	9,685	275,270
Boliden AB (Sweden)	5,139	71,709
Commercial Metals Co.	74,600	942,944
Fortescue Metals Group Ltd. (Australia)(a)	21,652	110,634
Freeport-McMoRan Copper & Gold, Inc.	393,900	13,420,173
Iluka Resources Ltd. (Australia)	1,295	15,284
Reliance Steel & Aluminum Co.	56,500	2,853,250
Rio Tinto Ltd. (Australia)	1,397	82,013
Rio Tinto PLC (United Kingdom)	6,181	293,743
Salzgitter AG (Germany)	134	5,516
Southern Copper Corp.(a)	130,100	4,099,451
Steel Dynamics, Inc.	391,500	4,600,125
Sumitomo Metal Mining Co. Ltd. (Japan)	8,000	90,153
Voestalpine AG (Austria)	2,709	71,950
Xstrata PLC (United Kingdom)	5,085	63,935

		31,059,268

Multiline Retail — 0.7%
Dillard’s, Inc. (Class A Stock)	56,400	3,591,552
Dollar Tree, Inc.*(a)	74,000	3,981,200
Takashimaya Co. Ltd. (Japan)	3,000	23,058
Target Corp.	226,400	13,174,216

		20,770,026

Multi-Utilities — 0.5%
Centrica PLC (United Kingdom)	11,607	58,035
Dominion Resources, Inc.	144,100	7,781,400

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Multi-Utilities (continued)
GDF Suez (France)	754	$17,981
National Grid PLC (United Kingdom)	12,988	137,647
Public Service Enterprise Group, Inc.	233,000	7,572,500
RWE AG (Germany)	835	34,147

		15,601,710

Office Electronics
Canon, Inc. (Japan)	1,300	51,884

Oil, Gas & Consumable Fuels — 6.2%
Apache Corp.	177,000	15,556,530
BG Group PLC (United Kingdom)	1,321	27,043
BP PLC (United Kingdom)	76,422	510,360
Chevron Corp.	408,356	43,081,558
ConocoPhillips(a)	185,334	10,356,464
ENI SpA (Italy)	9,096	193,246
EOG Resources, Inc.	68,700	6,190,557
Exxon Mobil Corp.	782,316	66,942,780
Hess Corp.	283,400	12,313,730
Marathon Oil Corp.	279,500	7,146,815
Marathon Petroleum Corp.	109,900	4,936,708
Murphy Oil Corp.	95,300	4,792,637
Occidental Petroleum Corp.	60,600	5,197,662
Repsol YPF SA (Spain)	2,822	45,364
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	12,090	407,347
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	10,065	351,507
Statoil ASA (Norway)	6,171	147,169
Tesoro Corp.*	59,500	1,485,120
Total SA (France)	7,887	354,986
Valero Energy Corp.	167,200	4,037,880
Williams Cos., Inc. (The)	442,200	12,744,204

		196,819,667

Paper & Forest Products
Domtar Corp.	7,400	567,654
Holmen AB (Sweden) (Class B Stock)	397	10,809
Schweitzer-Mauduit International, Inc.	8,500	579,190

		1,157,653

Pharmaceuticals — 3.5%
Abbott Laboratories	393,100	25,343,157
AstraZeneca PLC (United Kingdom)	7,123	318,309
Bayer AG (Germany)	3,331	240,030
Bristol-Myers Squibb Co.	12,300	442,185
Eli Lilly & Co.	392,600	16,846,466
GlaxoSmithKline PLC (United Kingdom)	21,453	487,283
Johnson & Johnson(a)	290,198	19,605,777
Merck & Co., Inc.	650,200	27,145,850
Novartis AG (Switzerland)	6,788	379,526
Novo Nordisk A/S (Denmark) (Class B Stock)	1,278	185,357
Orion OYJ (Finland) (Class B Stock)	3,608	68,338
Otsuka Holdings Co. Ltd. (Japan)	200	6,139
Pfizer, Inc.	819,597	18,850,731
Roche Holding AG (Switzerland)	2,292	395,904
Sanofi (France)	5,254	397,733

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Shire PLC (United Kingdom)	72	$2,071
Teva Pharmaceutical Industries Ltd. (Israel)	1,891	74,539

		110,789,395

Professional Services
Adecco SA (Switzerland)	1,747	77,689
Campbell Brothers Ltd. (Australia)	1,607	90,091
Equifax, Inc.	21,300	992,580
Manpower, Inc.	6,800	249,220

		1,409,580

Real Estate Investment Trusts — 1.0%
American Capital Agency Corp.	306,100	10,288,021
American Tower Corp.	134,300	9,388,913
Camden Property Trust	45,800	3,099,286
Centro Retail Australia (Australia)	11,634	23,613
CFS Retail Property Trust (Australia)	37,101	74,050
CommonWealth REIT	83,700	1,600,344
DiamondRock Hospitality Co.	52,700	537,540
Goodman Group (Australia)	11,405	43,184
Government Properties Income Trust	29,000	655,980
GPT Group (Australia)	26,000	87,947
Hospitality Properties Trust	157,900	3,911,183
Link REIT (The) (Hong Kong)	42,000	172,152
Simon Property Group, Inc.	4,400	684,904
Unibail-Rodamco SE (France)	83	15,289
Vornado Realty Trust	19,800	1,662,804
Westfield Retail Trust (Australia)	28,572	83,807
Winthrop Realty Trust	31,300	380,608

		32,709,625

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*(a)	71,900	1,176,284
Cheung Kong Holdings Ltd. (Hong Kong)	6,000	74,078
Daiwa House Industry Co. Ltd. (Japan)	5,000	70,924
Immofinanz AG (Austria)	7,734	24,609
Jones Lang LaSalle, Inc.(a)	38,700	2,723,319
Keppel Land Ltd. (Singapore)	24,000	61,761
Lend Lease Group (Australia)	24,586	182,848
Sino Land Co. Ltd. (Hong Kong)	66,000	100,219
Sun Hung Kai Properties Ltd. (Hong Kong)	6,000	71,334
Tokyu Land Corp. (Japan)	23,000	114,166

		4,599,542

Road & Rail — 1.0%
Central Japan Railway Co. (Japan)	18	141,766
ComfortDelGro Corp. Ltd. (Singapore)	43,000	52,657
CSX Corp.	473,600	10,589,696
East Japan Railway Co. (Japan)	1,200	75,349
Norfolk Southern Corp.	170,900	12,265,493
Union Pacific Corp.	71,100	8,482,941
West Japan Railway Co. (Japan)	300	12,341

		31,620,243

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	445,600	$5,106,576
ASML Holding NV (Netherlands)	4,913	252,313
Infineon Technologies AG (Germany)	1,414	9,570
Intel Corp.	1,241,100	33,075,315
KLA-Tencor Corp.	8,100	398,925
LSI Corp.*	790,400	5,034,848
Monolithic Power Systems, Inc.*	15,800	313,946

		44,191,493

Software — 2.8%
Adobe Systems, Inc.*	16,900	547,053
CA, Inc.	57,100	1,546,839
Dassault Systemes SA (France)	1,039	97,481
Intuit, Inc.	119,700	7,104,195
Microsoft Corp.	1,372,100	41,972,539
Nexon Co. Ltd. (Japan)*	7,600	148,781
Oracle Corp.	1,047,300	31,104,810
SAP AG (Germany)	3,287	194,641
Symantec Corp.*	261,400	3,819,054
VMware, Inc. (Class A Stock)*	28,100	2,558,224

		89,093,617

Specialty Retail — 1.6%
ANN, Inc.*	40,500	1,032,345
Ascena Retail Group, Inc.*	61,300	1,141,406
Bed Bath & Beyond, Inc.*	56,300	3,479,340
Best Buy Co., Inc.	51,500	1,079,440
Body Central Corp.*	28,900	260,100
Finish Line, Inc. (The) (Class A Stock)	41,800	874,038
Foot Locker, Inc.	43,000	1,314,940
Home Depot, Inc. (The)	290,750	15,406,843
Ross Stores, Inc.	143,700	8,976,939
Shimamura Co. Ltd. (Japan)	800	92,444
TJX Cos., Inc.	372,600	15,995,718
USS Co. Ltd. (Japan)	700	75,531

		49,729,084

Textiles, Apparel & Luxury Goods — 0.5%
Christian Dior SA (France)	183	25,168
Cie Financiere Richemont SA (Switzerland)	2,661	146,115
Coach, Inc.	213,600	12,491,328
LVMH Moet Hennessy Louis Vuitton SA (France)	396	60,267
True Religion Apparel, Inc.	50,500	1,463,490
Vera Bradley, Inc.*(a)	29,600	623,968

		14,810,336

Tobacco — 0.8%
Altria Group, Inc.	260,500	9,000,275
British American Tobacco PLC (United Kingdom)	5,325	270,722
Imperial Tobacco Group PLC (United Kingdom)	6,064	233,635
Japan Tobacco, Inc. (Japan)	5,200	154,053
Lorillard, Inc.	20,700	2,731,365
Philip Morris International, Inc.	161,900	14,127,394

		26,517,444

COMMON STOCKS (continued)	Shares	Value (Note 2)

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	25,200	$928,620
DXP Enterprises, Inc.*	5,900	244,791
ITOCHU Corp. (Japan)	16,100	169,222
Marubeni Corp. (Japan)	20,000	133,258
Mitsubishi Corp. (Japan)	300	6,064
Mitsui & Co. Ltd. (Japan)	2,900	43,094
MSC Industrial Direct Co., Inc. (Class A Stock)	27,600	1,809,180
Rexel SA (France)	1,906	32,556
Sumitomo Corp. (Japan)	12,800	179,095

		3,545,880

Water Utilities — 0.1%
American Water Works Co., Inc.	112,500	3,856,500

Wireless Telecommunication Services
KDDI Corp. (Japan)	36	232,233
Millicom International Cellular SA (Luxembourg)	178	16,799
Softbank Corp. (Japan)	8,200	305,234
Vodafone Group PLC (United Kingdom)	68,333	192,067

		746,333

TOTAL COMMON STOCKS (cost $1,638,661,828)		1,997,121,891

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $598,553)	11,900	594,524

PREFERRED STOCKS — 0.1%
Automobiles
Volkswagen AG (Germany)	961	152,249

Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	22,000	600,380
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(b)	28,000	708,120

		1,308,500

Household Products
Henkel AG & Co. KGaA (Germany)	479	31,828

TOTAL PREFERRED STOCKS (cost $1,442,914)		1,492,577

	Units
RIGHTS
Oil, Gas & Consumable Fuels
Repsol YPF SA (Spain)* (cost $0)	2,822	1,979

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

ASSET-BACKED SECURITIES — 1.2%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Non-Residential Mortgage-Backed Securities — 1.0%
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.716%	10/20/19	$2,557		$2,444,474
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(b)	Aaa	0.716%	10/27/18	1,000		967,378
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(b)	Aaa	2.066%	05/17/21	500		501,282
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.726%	01/26/20	1,622		1,565,335
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.642%	01/15/16	3,209		3,191,629
Bank One Issuance Trust, Ser. 2003-C3, Class C3	Baa2	4.770%	02/16/16	5,200		5,375,619
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.717%	05/25/17	734		721,363
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.716%	08/03/19	411		398,410
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.644%	02/20/15	1,350		1,348,875
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(b)	Aaa	0.816%	07/27/16	984	(c)	984
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.716%	07/22/20	1,225		1,186,262
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(b)	Aa1	0.938%	03/15/20	1,000		893,882
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.727%	12/15/17	539		536,122
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(b)	Aaa	0.827%	07/15/16	48		47,984
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.706%	10/19/20	1,161		1,116,484
LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A(b)	Aaa	0.786%	10/22/16	390		382,997
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.727%	06/01/17	2,302		2,244,062
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.728%	09/15/17	1,783		1,726,269
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.718%	03/15/18	521		500,900
Race Point CLO Ltd. (Cayman Islands), Ser. 2012-6A, Class B, 144A(b)(d)	AA(e)	2.967%	05/24/23	1,000		994,813
Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(e)	2.964%	08/17/22	750		720,000
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	140		142,207
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.716%	11/01/18	3,500		3,408,387

						30,415,718

Residential Mortgage-Backed Securities — 0.2%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.895%	03/25/33	381		257,543
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	312		258,702
Equity One ABS, Inc., Ser. 2004-3, Class M1(b)	Ba1	5.506%	07/25/34	670		525,411
GSAMP Trust, Ser. 2004-HE2, Class A3C(b)	Aaa	0.825%	09/25/34	674		559,453
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.734%	01/20/35	287		257,818
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.775%	06/25/34	991		756,109
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.445%	05/25/33	608		509,979
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(b)	B3	1.190%	06/25/34	1,208		935,250
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.295%	12/27/33	1,096		959,996
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.145%	07/25/32	651		466,352
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.520%	09/25/32	665		500,629
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(b)	Ba3	1.010%	02/25/34	1,060		810,606
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(b)	Ca	0.495%	05/25/36	1,100		366,419

						7,164,267

TOTAL ASSET-BACKED SECURITIES (cost $39,045,670)						37,579,985

BANK LOANS — 0.3%
Foods — 0.1%
Del Monte Foods Co.(b).	Ba3	4.500%	03/08/18	1,098		1,078,912

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

BANK LOANS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Gaming
Scientific Games Corp.(b)	Ba1	3.000%	06/30/15	$650	$643,094

Healthcare & Pharmaceutical — 0.1%
Davita, Inc.(b)	Ba2	4.500%	10/20/16	1,293	1,291,851
HCA, Inc.(b)	Ba3	3.495%	05/01/18	370	358,306
HCA, Inc.(b)	Ba3	3.711%	03/31/17	886	859,882
RPI Finance Trust(b)	Baa2	4.000%	11/09/18	1,083	1,073,518

					3,583,557

Metals
Schaeffler AG(b)	B1	6.000%	01/27/17	750	748,828

Pipelines & Other
Energy Transfer Equity LP(b)	Ba2	3.750%	03/23/17	900	879,429

Technology — 0.1%
First Data Corp.(b)	B1	4.250%	03/26/18	2,134	1,956,489
First Data Corp.(b)	B1	5.250%	03/24/17	162	153,862
Flextronics International Ltd. (Singapore)(b)	Ba1	2.489%	10/01/14	536	523,394
Flextronics International Ltd. (Singapore)(b)	Ba1	2.500%	10/01/14	154	150,400

					2,784,145

TOTAL BANK LOANS (cost $9,915,251)					9,717,965

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,820	2,106,771
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	3.002%	02/25/35	629	541,607
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	3.029%	03/25/35	502	424,663
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	Ba2	2.894%	02/25/37	1,462	1,403,701
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	582	595,802
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	2.880%	07/25/35	940	896,083
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	193	199,520
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa1	2.740%	02/25/34	535	517,683
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(e)	5.000%	03/25/20	247	233,145

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $7,653,093)					6,918,975

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,409	2,475,761
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,758,897
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.805%	06/10/49	1,206	1,211,934
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(e)	5.620%	02/10/51	1,920	2,043,437
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,900	4,204,535
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-2, Class A3(b)	AAA(e)	5.780%	04/10/49	1,500	1,652,677
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4(b)	AAA(e)	5.405%	12/11/40	2,000	2,234,914
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.482%	01/15/46	1,200	1,335,624
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	580	656,577
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A	AA-(e)	5.440%	09/15/30	511	525,916
Commercial Mortgage Pass Through Certificates, Ser. 2006-C7, Class A4(b)	AAA(e)	5.941%	06/10/46	5,450	6,136,564
Commercial Mortgage Pass Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	399	400,711
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	371	376,634

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	$23	$23,466
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	1,900	2,013,588
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(e)	5.593%	02/15/39	2,700	3,017,482
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AA-(e)	5.593%	02/15/39	640	693,600
CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA-(e)	5.223%	08/15/48	1,230	1,358,642
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(e)	6.007%	05/15/46	2,200	2,345,638
FHLMC Multifamily Structured Pass Through Certificates, I/O, Ser. K501, Class X1A(b)	Aaa	1.880%	08/25/16	7,882	427,075
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(b)	Aaa	5.486%	11/10/45	2,585	2,889,924
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(b)	AAA(e)	5.481%	03/10/44	2,060	2,295,738
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,720	2,899,482
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569%	08/10/42	949	960,560
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(b)	Aa2	5.224%	04/10/37	8,050	8,797,378
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(b)	Aaa	6.071%	07/10/38	1,940	2,211,266
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,915	2,982,539
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(b)	AAA(e)	5.587%	04/10/38	5,255	5,560,357
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(b)	Aaa	5.778%	08/10/45	1,047	1,055,300
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(b)	Aaa	4.853%	03/15/46	1,801	1,865,295
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	317	319,562
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,062,637
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	3,105	3,222,519
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,270	1,359,282
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,229	3,444,823
JPMorgan Chase Commercial Mortgage Securities Corp., I/O, Ser. 2006-LDP6, Class X2(b)	Aaa	0.050%	04/15/43	88,483	64,151
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(b)	Aaa	6.064%	04/15/45	563	573,224
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	1,416	1,428,037
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-CBX, Class A3	Aaa	3.139%	06/15/45	2,100	2,150,914
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(b)	AAA(e)	4.826%	08/15/29	2,876	2,923,978
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(e)	5.263%	11/15/40	1,510	1,639,375
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(e)	5.084%	02/15/31	3,093	3,107,457
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	55	54,777
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(b)	Aaa	5.661%	03/15/39	2,676	3,005,758
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,063,046
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(b)	A(e)	5.848%	05/12/39	930	1,004,845
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	130	131,054
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(b)	A(e)	5.657%	02/12/39	530	562,564
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	6.093%	06/12/46	1,795	2,034,753
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,495	2,557,251
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.600%	03/12/44	1,500	1,671,319
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(e)	5.894%	10/15/42	2,600	2,927,595

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(e)	5.332%	12/15/43	$4,720	$5,361,929
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	1,230	1,294,045
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,362	4,566,767
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(e)	5.824%	06/11/42	1,105	1,154,300
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(b)	Aaa	5.418%	01/15/45	5,000	5,557,745
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.922%	05/15/43	1,000	1,136,601
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	4,500	4,924,921
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A4(b)	Aaa	6.097%	02/15/51	4,610	5,166,090

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $126,024,409)					134,882,830

CORPORATE BONDS — 8.8%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	549,307

Airlines — 0.1%
Continental Airlines 1998-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	203	213,509
Continental Airlines 2009-2 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	712	803,207
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-A, Class A(a)	Baa2	4.750%	01/12/21	839	878,362
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa2	6.821%	08/10/22	381	409,710
Delta Air Lines 2011-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	1,382	1,475,719
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-2, Class A(a)	Baa2	4.950%	05/23/19	701	744,714

					4,525,221

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	3.984%	06/15/16	415	427,412
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 144A	Baa3	4.207%	04/15/16	1,655	1,718,516
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	450	456,525
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	541,439
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	245	275,393

					3,419,285

Banking — 2.4%
American Express Co., Sr. Unsec’d. Notes(a)	A3	8.125%	05/20/19	1,925	2,563,336
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	2,030	2,117,625
Banco Bradesco SA (Brazil), Sub. Notes	Baa1	8.750%	10/24/13	1,760	1,892,000
Bank of America Corp., Jr. Sub. Notes, Ser. K(b)	B1	8.000%	12/29/49	2,200	2,291,696
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	595	613,304
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.000%	05/13/21	630	649,975
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	1,260	1,387,630
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	1,060	1,143,937
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	870	877,077
Bank of America Corp., Sub. Notes(a)	Baa3	5.750%	08/15/16	1,775	1,845,789
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	930	968,251
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36	410	431,190
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	5.300%	10/30/15	515	558,859
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	6.400%	10/02/17	330	380,550
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,175	1,404,745
Capital One Bank USA NA, Sub. Notes	Baa1	6.500%	06/13/13	20	20,961
Capital One Bank USA NA, Sub. Notes	Baa1	8.800%	07/15/19	1,300	1,637,158
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,080	1,097,550
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.953%	06/15/16	1,010	1,034,905
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	1,660	1,714,538
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.750%	05/19/15	2,265	2,377,437

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	$1,155	$1,289,643
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38	215	262,984
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	710	947,491
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14	454	465,380
Citigroup, Inc., Sub. Notes	Baa3	5.625%	08/27/12	2,800	2,817,020
Citigroup, Inc., Sub. Notes(a)	Baa3	6.125%	08/25/36	570	560,639
Citigroup, Inc., Unsec’d. Notes(a)	Baa2	8.500%	05/22/19	1,895	2,340,384
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,380	961,165
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	663,406
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,118,158
Goldman Sachs Group, Inc. (The), Sr. Notes(a)	A3	6.250%	02/01/41	270	281,544
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%	02/07/16	2,000	2,000,220
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(f)	A3	5.250%	07/27/21	2,055	2,087,506
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.450%	11/01/12	600	608,702
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	440	464,466
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	1,000	1,067,569
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17	1,190	1,248,193
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	104	101,926
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22	1,910	2,111,360
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21	1,025	1,144,361
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	170	199,057
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(b)	Ba1	7.900%	04/29/49	2,000	2,192,580
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	3,210	3,301,177
JPMorgan Chase & Co., Sr. Unsec’d. Notes(f)	A2	4.250%	10/15/20	2,930	3,078,006
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	Baa2	7.000%	11/01/39	1,500	1,500,000
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	A2	5.800%	01/13/20	1,870	1,999,051
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes.	A2	6.375%	01/21/21	1,400	1,586,592
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	6.400%	08/28/17	35	38,071
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.500%	07/28/21	760	748,795
Morgan Stanley, Sr. Unsec’d. Notes(a)	Baa1	5.750%	01/25/21	1,400	1,380,459
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	1,415	1,400,426
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.950%	12/28/17	510	523,852
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.625%	04/01/18	105	109,785
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.450%	01/09/17	2,345	2,368,194
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes(b)	Ba1	6.346%	07/29/49	800	859,958
PNC Funding Corp., Gtd. Notes.	A3	2.700%	09/19/16	1,110	1,150,363
PNC Funding Corp., Gtd. Notes.(a)	A3	6.700%	06/10/19	440	547,095
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,775	1,892,785
UBS AG London (Switzerland), Covered Notes, 144A	Aaa	2.250%	03/30/17	950	952,920
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	775	781,332
Wells Fargo Bank NA, Sub. Notes, Ser. AI	A1	4.750%	02/09/15	585	626,941

					76,788,069

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	02/06/12	1,715	390,162
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(a)(g)	NR	6.875%	05/02/18	700	162,750

					552,912

Cable — 0.2%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	371,208
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	1,000	1,115,000
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	694,837
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	188,495
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	547,549
Comcast Corp., Gtd. Notes(a)	Baa1	6.950%	08/15/37	605	777,072
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	920	970,362
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	173,745

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Cable (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	Baa2	5.150%	03/15/42	$1,560	$1,570,060
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	382,499

					6,790,827

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes, 144A	Ba2	5.625%	06/15/22	1,205	1,238,138
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42	745	740,160
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(h)	Baa1	5.800%	10/15/12	460	465,656
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(d)(h)	Baa1	6.375%	10/15/17	1,302	1,521,798
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(d)(h)	Baa1	7.000%	10/15/37	380	458,067
General Electric Co., Sr. Unsec’d. Notes	Aa3	5.250%	12/06/17	200	233,548
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	215	244,645
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A	Baa3	3.125%	05/11/15	500	502,990
United Technologies Corp., Sr. Unsec’d. Notes(a)	A2	4.500%	06/01/42	1,830	2,010,081
Xylem, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.875%	10/01/21	1,260	1,393,597

					8,808,680

Chemicals — 0.2%
Ashland, Inc., Sr. Sec’d. Notes	Baa3	9.125%	06/01/17	1,400	1,540,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	2,003,699
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	432	687,930
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	757,773
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	150	176,387
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	460	553,217

					5,719,006

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,959,716
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,254	1,360,602

					3,320,318

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16	175	205,285
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	550	727,991
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	597,408
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	740	766,250
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	817,173
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	276,465
Duke Energy Carolinas LLC, First Mtge. Bonds(a)	A1	6.050%	04/15/38	550	729,535
El Paso Electric Co., Sr. Unsec’d. Notes(a)	Baa2	6.000%	05/15/35	670	790,465
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,295	1,517,082
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	Baa1	6.000%	10/07/39	1,280	1,004,874
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	155	168,467
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa1	6.250%	10/01/39	1,425	1,543,626
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	389,067
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	591,125
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	145	137,085
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	493,667
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	372,102
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa1	6.500%	05/15/18	1,260	1,550,831
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	689,639
NSTAR, Sr. Unsec’d. Notes	A3	4.500%	11/15/19	615	685,826
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(a)	Baa1	6.375%	01/15/15	345	381,536
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	167,650
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37	535	694,974

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
Xcel Energy, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.800%	09/15/41	$480	$537,128
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	230,653

					16,065,904

Energy-Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	535	602,322
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,040	1,101,989

					1,704,311

Energy-Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,195	1,388,153
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	325	375,742
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	250	306,387
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	2,200	2,353,111
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42	1,065	1,117,560
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	1,070	1,111,780
Phillips 66, Gtd. Notes, 144A	Baa1	2.950%	05/01/17	490	503,508
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,500	1,765,252
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	170	205,683
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	810	869,575
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,371,010

					11,367,761

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	1,285	2,020,370
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	250	397,466
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	850	870,196
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	727	796,338
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,097,408
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,229,717
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(d)(h)	A2	6.000%	11/27/17	670	796,907
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	533,316
Kraft Foods Group, Inc., Gtd. Notes, 144A(a)	Baa2	5.000%	06/04/42	680	719,696
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	1,321	1,507,591
Tyson Foods, Inc., Gtd. Notes	Baa3	6.850%	04/01/16	735	840,656

					10,809,661

Gaming — 0.1%
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	1,260	1,436,400

Healthcare & Pharmaceutical — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,640	1,712,021
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	1,110	1,200,736
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	2,460	2,512,629
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	280	309,433
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	Baa1	5.650%	12/01/41	565	658,598
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	654,927
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	216,171
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	445	511,611
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	80,740

					7,856,866

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	1,570	1,937,275
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	658,577
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	650	739,695
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	785,448
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,290	1,407,029
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%	02/15/41	730	936,167

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare Insurance (continued)
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	$195	$234,796
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	420	556,846
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	420	562,162
WellPoint, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.625%	05/15/42	515	530,902
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	934,441

					9,283,338

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	525	551,507
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	140	157,235
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	580	591,579
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	1,055	1,193,708
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	990	1,195,115
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125%	05/27/16	2,655	2,766,236
Axis Specialty Finance LLC, Gtd. Notes(a)	Baa1	5.875%	06/01/20	1,030	1,115,456
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67	1,300	1,342,250
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(a)	Baa3	5.125%	04/15/22	755	777,466
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	908,533
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	365	369,452
Lincoln National Corp., Jr. Sub. Notes(b)	Ba1	6.050%	04/20/67	260	237,900
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	530,729
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	831,545
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	761,864
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	835	989,852
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	503,430
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	504,218
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	872,400
Northwestern Mutual Life Insurance, Sub. Notes, 144A	Aa2	6.063%	03/30/40	370	450,519
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,120	1,120,633
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	765,119
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,263,632
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	735	764,400
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	Aa2	6.850%	12/16/39	1,450	1,872,331
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	350	376,463
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	597,675
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	513,130
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	89,536

					24,013,913

Lodging — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	900	1,026,000
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	750	761,250
Marriott International, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.000%	03/01/19	580	586,417
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	05/15/18	2,800	3,252,368
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	1,055	1,062,323

					6,688,358

Media & Entertainment — 0.2%
CBS Corp., Gtd. Notes(a)	Baa2	3.375%	03/01/22	805	802,018
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	701,850
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	620	702,488
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,315	1,537,704
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	90	107,539
Time Warner Cos., Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17	790	984,560
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	210	244,497
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	1,465	1,703,461
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	232,495
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.750%	10/05/37	430	546,180

					7,562,792

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Metals — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	$1,030	$1,044,365
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.250%	02/25/22	570	558,263
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	1,185	1,165,895
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	880	1,001,509
Peabody Energy Corp., Gtd. Notes, 144A(a)	Ba1	6.000%	11/15/18	1,525	1,517,375
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(e)	4.500%	05/15/13	115	118,382
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	425	487,870
Teck Resources Ltd. (Canada), Gtd. Notes(a)	Baa2	5.200%	03/01/42	695	665,893
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,185	1,207,528

					7,767,080

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	5.875%	01/14/38	1,750	2,009,007
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.000%	08/07/19	920	1,076,470
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(i)	A1	6.875%	01/10/39	1,625	2,096,464
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16	375	380,468
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.375%	03/25/13	1,850	1,889,313
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	570	598,500
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,050	1,149,750
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	1,070	1,198,400

					10,398,372

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(d)(h)	Baa3	5.400%	11/01/20	290	336,507
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	885	997,767
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	863,188
Rock-Tenn Co., Unsec’d. Notes, 144A(a)	Ba1	4.900%	03/01/22	800	824,152

					3,021,614

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	675	697,350
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	273,557
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	392,674
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	145	170,265
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	92,712
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,190	3,807,724
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	235	241,735

					5,676,017

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	829,707
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	877,103
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	634,224
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	25,885

					2,366,919

Real Estate Investment Trusts — 0.2%
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700%	02/01/14	750	761,980
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	937,798
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	682,063
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	72	86,115
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	295	303,675
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%	03/15/22	230	231,016
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	3,080	3,644,382

					6,647,029

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	1,020	1,214,222
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	640,125

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Retailers (continued)
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	$385	$488,481
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	360	378,494
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.875%	01/15/13	2,000	2,048,648
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	260	285,170
Target Corp., Sr. Unsec’d. Notes	A2	4.000%	07/01/42	1,140	1,122,929
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	720	937,060

					7,115,129

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	400	412,969
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	340	350,503
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(e)	10.000%	07/15/13	1,100	1,182,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,500	1,665,000
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	1,000	1,070,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,883,891

					7,564,863

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	590	726,184
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	7	10,371
AT&T Mobility LLC, Sr. Unsec’d. Notes	A-(e)	7.125%	12/15/31	405	536,295
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	435	499,234
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.550%	08/15/41	1,070	1,275,394
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,720	2,213,675
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	400	601,573
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11 - 05/11/11)(d)(h)	Baa3	7.082%	06/01/16	325	371,976
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06 - 04/10/07)(d)(h)	Baa3	7.995%	06/01/36	1,600	1,671,352
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	1,440	1,605,233
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	320,800
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	430	364,425
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	5.877%	07/15/19	390	348,830
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	7.045%	06/20/36	210	183,600
United States Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	210	217,109
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.000%	04/01/41	570	722,616
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,165	3,855,910
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	1,000	1,053,750

					16,578,327

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	1,000	1,134,046
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	1,215	1,681,278
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	222,610
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,285,113
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	465	484,745
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	325	403,348
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	386,706

					5,597,846

TOTAL CORPORATE BONDS (cost $258,027,827)					279,996,125

MORTGAGE-BACKED SECURITIES — 10.6%
Federal Home Loan Mortgage Corp.(b)		2.523%	06/01/36	971	1,029,546
Federal Home Loan Mortgage Corp.		3.000%	TBA 15 YR	3,000	3,136,406
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	4,500	4,720,781

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	$10,762	$11,452,238
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	3,000	3,183,281
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/41	29,238	31,369,677
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-07/01/37	9,724	10,478,017
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	5,000	5,372,656
Federal Home Loan Mortgage Corp.(b)		5.255%	12/01/35	981	1,051,485
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-07/01/38	15,475	16,858,868
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	1,247	1,397,007
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	4,500	4,930,312
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	55	56,251
Federal Home Loan Mortgage Corp.		7.000%	01/01/31-10/01/32	637	754,441
Federal National Mortgage Association(b)		2.285%	07/01/33	498	525,580
Federal National Mortgage Association		2.500%	TBA 15 YR	1,000	1,030,313
Federal National Mortgage Association		2.500%	TBA 15 YR	1,000	1,028,125
Federal National Mortgage Association(b)		2.648%	06/01/37	394	421,510
Federal National Mortgage Association		3.000%	TBA 15 YR	5,000	5,238,281
Federal National Mortgage Association		3.500%	06/01/39	2,222	2,338,478
Federal National Mortgage Association		3.500%	TBA 15 YR	11,500	12,150,469
Federal National Mortgage Association		3.500%	TBA 30 YR	24,000	25,226,251
Federal National Mortgage Association		3.500%	TBA 30 YR	21,500	22,538,048
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	22,411	24,399,886
Federal National Mortgage Association		5.000%	10/01/18-02/01/36	12,511	13,604,184
Federal National Mortgage Association		5.500%	03/01/16-08/01/37	17,543	19,291,400
Federal National Mortgage Association		6.000%	04/01/13-05/01/38	14,017	15,595,071
Federal National Mortgage Association		6.500%	07/01/17-09/01/37	5,621	6,395,463
Federal National Mortgage Association		7.000%	02/01/32-07/01/32	388	454,064
Federal National Mortgage Association		7.500%	05/01/32	97	118,725
Government National Mortgage Association		3.500%	TBA 30 YR	5,000	5,343,749
Government National Mortgage Association		4.000%	06/15/40-05/20/41	4,164	4,559,855
Government National Mortgage Association		4.000%	TBA 30 YR	24,500	26,724,139
Government National Mortgage Association		4.000%	TBA 30 YR	4,500	4,914,140
Government National Mortgage Association		4.500%	01/20/41-02/20/41	8,328	9,197,553
Government National Mortgage Association		4.500%	TBA 30 YR	12,500	13,740,234
Government National Mortgage Association.		5.000%	TBA 30 YR	12,500	13,753,906
Government National Mortgage Association		5.500%	11/15/32-02/15/36	5,786	6,468,876
Government National Mortgage Association		6.000%	02/15/33-10/15/34	2,435	2,763,233
Government National Mortgage Association		6.500%	10/15/23-07/15/35	2,603	3,010,242
Government National Mortgage Association		8.000%	01/15/24-04/15/25	75	87,149

TOTAL MORTGAGE-BACKED SECURITIES (cost $326,111,507)					336,709,890

MUNICIPAL BONDS — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,325	1,768,703
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,030	1,318,791
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	1,130,070
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	1,565,817
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,373,718
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	548,889
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	340,257
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	573,458
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	550	656,430
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	680	911,458

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	$1,270	$1,586,535
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	475	594,615
State of California, General Obligation Unlimited, BABs(a)	A1	7.550%	04/01/39	245	317,393
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	215	277,688
State of Illinois, GO	A2	4.421%	01/01/15	740	778,739
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	335	407,708

TOTAL MUNICIPAL BONDS (cost $11,462,448)					14,150,269

NON-CORPORATE FOREIGN AGENCIES — 0.5%
Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A	Aaa	2.700%	11/25/14	7,435	7,769,850
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%	01/29/21	515	531,595
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%	06/29/20	400	446,110
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,000	1,075,622
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	880	885,169
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	451,500
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	2,100	2,263,319
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,315,925

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $15,013,575)					15,739,090

NON-CORPORATE SOVEREIGNS — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	4.750%	03/08/44	1,006	1,083,965
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20	315	363,195
Russian Foreign Bond-Eurobond (Russia), Unsec’d. Notes, 144A	Baa1	3.250%	04/04/17	2,400	2,414,976

TOTAL NON-CORPORATE SOVEREIGNS (cost $3,731,945)					3,862,136

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks(a)		5.500%	07/15/36	1,080	1,456,784
Federal Home Loan Mortgage Corp.(a)		5.125%	11/17/17	630	763,078
Resolution Funding Corp. Interest Strip, Bonds(j)		1.340%	04/15/18	2,615	2,424,667

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,983,256)					4,644,529

U.S. GOVERNMENT TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds(a)		3.000%	05/15/42	6,885	7,210,963
U.S. Treasury Inflation Indexed Bonds		0.750%	02/15/42	3,711	3,892,944
U.S. Treasury Inflation Indexed Bonds		1.375%	01/15/20	5,915	6,876,665
U.S. Treasury Notes		0.750%	08/15/13	27,635	27,782,902
U.S. Treasury Notes		0.750%	06/30/17	5,370	5,375,456
U.S. Treasury Notes		1.000%	06/30/19	7,995	7,931,288
U.S. Treasury Notes		1.375%	11/30/15	710	730,912
U.S. Treasury Notes(a)		1.750%	05/15/22	1,655	1,668,447
U.S. Treasury Notes		3.000%	09/30/16	6,525	7,171,380
U.S. Treasury Notes		3.125%	04/30/17	7,045	7,844,171
U.S. Treasury Notes		3.250%	05/31/16	10,880	12,005,405
U.S. Treasury Notes		3.500%	02/15/18	24,845	28,426,183
U.S. Treasury Notes		3.625%	02/15/21	4,485	5,295,103
U.S. Treasury Notes		4.250%	11/15/17	7,015	8,273,316
U.S. Treasury Notes		4.625%	02/15/17	2,700	3,180,937
U.S. Treasury Strips Coupon(k)		1.980%	05/15/23	3,845	3,102,934
U.S. Treasury Strips Coupon(k)		2.150%	05/15/24	18,495	14,353,895
U.S. Treasury Strips Coupon(k)		2.180%	08/15/24	6,520	5,010,627
U.S. Treasury Strips Coupon(a)(k)		2.250%	02/15/25	4,750	3,577,743

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

U.S. GOVERNMENT TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Strips Coupon(k)	2.280%	11/15/23	$10,490	$8,303,978
U.S. Treasury Strips Coupon(k)	2.310%	08/15/25	1,055	778,862
U.S. Treasury Strips Coupon(k)	2.340%	02/15/24	10,000	7,834,870
U.S. Treasury Strips Coupon(k)	2.610%	05/15/25	5,000	3,727,130
U.S. Treasury Strips Coupon(k)	2.970%	05/15/27	2,280	1,574,728
U.S. Treasury Strips Coupon(a)(k)	3.750%	08/15/33	10,730	5,951,942

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $174,674,850)				187,882,781

TOTAL LONG-TERM INVESTMENTS (cost $2,616,347,126)				3,031,295,546

SHORT-TERM INVESTMENTS — 14.6%
U.S. GOVERNMENT TREASURY OBLIGATION
U.S. Treasury Bill(i)(l) (cost $999,820)	0.080%	09/20/12	1,000	999,839

			Shares
AFFILIATED MUTUAL FUNDS — 14.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $145,126,508) (Note 4)(m)			14,702,056	132,171,487
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $330,895,232: includes $157,117,393 of cash collateral received for securities on loan) (Note 4)(m)(n)			330,895,232	330,895,232

TOTAL AFFILIATED MUTUAL FUNDS (cost $476,021,740)				463,066,719

TOTAL SHORT-TERM INVESTMENTS (cost $477,021,560)				464,066,558

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 109.8% (cost $3,093,368,686)				3,495,362,104

			Principal Amount (000)#
SECURITY SOLD SHORT — (0.2)%
MORTGAGE-BACKED SECURITY
Federal National Mortgage Association (proceeds received $6,432,422)	4.500%	TBA 30 YR	$6,000	(6,435,937)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 109.6% (cost $3,086,936,264)				3,488,926,167
LIABILITIES IN EXCESS OF OTHER ASSETS(o) — (9.6)%				(305,072,445)

NET ASSETS — 100.0%				$3,183,853,722

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of June 30, 2012. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $154,348,196; cash collateral of $157,117,393 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.

(c)	Amount is actual; not rounded to thousands.

(d)	Indicates a security that has been deemed illiquid.

(e)	Standard & Poor’s Rating.

(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(h)	Indicates a restricted security; the aggregate original cost of such securities is $5,084,852. The aggregate value of $5,622,263 is approximately 0.2% of net assets.

(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(j)	Represents zero coupon bond. Rate shown reflects the effective yield at June 30, 2012.

(k)	Rate shown reflects the effective yield at June 30, 2012.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Long Positions:
300	2 Year U.S. Treasury Notes	Sep. 2012	$66,061,087	$66,056,250	$(4,837)
875	5 Year U.S. Treasury Notes	Sep. 2012	108,394,310	108,472,656	78,346
58	10 Year U.S. Treasury Notes	Sep. 2012	7,735,879	7,735,750	(129)
15	U.S. Ultra Bond	Sep. 2012	2,511,495	2,502,656	(8,839)
143	S&P 500 E-mini	Sep. 2012	9,297,460	9,698,260	400,800

					465,341

Short Position:
146	U.S. Long Bond	Sep. 2012	21,607,404	21,603,437	3,967

					$469,308

Interest rate swap agreements outstanding at June 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$23,800	08/31/16	0.934%	3 month LIBOR(1)	$122,378	$—	$122,378	Credit Suisse International
23,670	08/31/16	0.977%	3 month LIBOR(2)	(163,104)	—	(163,104)	Citibank, NA
23,670	08/31/16	0.928%	3 month LIBOR(1)	115,821	—	115,821	Citibank, NA
7,405	08/31/16	0.975%	3 month LIBOR(2)	(50,465)	—	(50,465)	JPMorgan Chase Bank
7,405	08/31/16	0.978%	3 month LIBOR(2)	(51,527)	—	(51,527)	JPMorgan Chase Bank
2,195	09/14/16	1.206%	3 month LIBOR(2)	(42,587)	—	(42,587)	Deutsche Bank AG
36,200	11/30/16	0.948%	3 month LIBOR(1)	(101,088)	—	(101,088)	Citibank, NA
36,200	11/30/16	0.945%	3 month LIBOR(2)	(97,049)	—	(97,049)	Citibank, NA
22,530	11/30/16	0.913%	3 month LIBOR(2)	(30,506)	—	(30,506)	JPMorgan Chase Bank
6,335	07/20/21	3.035%	3 month LIBOR(1)	824,262	—	824,262	Citibank, NA

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$5,570	11/23/21	2.148%	3 month LIBOR(2)	$(226,392)	$—	$(226,392)	Citibank, NA
3,045	01/27/22	2.071%	3 month LIBOR(2)	(118,314)	—	(118,314)	Citibank, NA
1,385	01/30/22	2.082%	3 month LIBOR(2)	(54,761)	—	(54,761)	Citibank, NA
2,975	02/07/22	2.056%	3 month LIBOR(2)	(108,890)	—	(108,890)	Citibank, NA
7,405	04/12/22	2.111%	3 month LIBOR(1)	270,331	—	270,331	Citibank, NA

				$288,109	$—	$288,109

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$1,150	$8,511	$—	$8,511	JPMorgan Chase Bank
Macy’s Retail Holdings, Inc.	12/20/12	1.000%	2,000	(6,772)	11,264	(18,036)	Deutsche Bank AG
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,700	25,137	—	25,137	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P.	06/20/18	0.970%	2,800	47,713	—	47,713	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,200	31,770	—	31,770	Deutsche Bank AG
Spectra Energy Capital LLC	06/20/18	1.130%	500	7,783	—	7,783	Merrill Lynch Capital Services, Inc.
Starwood Hotels & Resorts Worldwide, Inc.	03/20/14	7.050%	1,645	(183,293)	—	(183,293)	Deutsche Bank AG
Starwood Hotels & Resorts Worldwide, Inc.	06/20/18	1.450%	2,800	15,502	—	15,502	Merrill Lynch Capital Services, Inc.

				$(53,649)	$11,264	$(64,913)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,970,124,191	$26,997,700	$—
Exchange Traded Fund	594,524	—	—
Preferred Stocks	1,308,500	184,077	—
Rights	1,979	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	29,695,718	720,000
Residential Mortgage-Backed Securities	—	7,164,267	—
Bank Loans	—	9,717,965	—
Collateralized Mortgage Obligations	—	6,918,975	—
Commercial Mortgage-Backed Securities	—	134,882,830	—
Corporate Bonds	—	279,996,125	—
Mortgage-Backed Securities	—	336,709,890	—
Municipal Bonds	—	14,150,269	—
Non-Corporate Foreign Agencies	—	15,739,090	—
Non-Corporate Sovereigns	—	3,862,136	—
U.S. Government Agency Obligations	—	4,644,529	—
U.S. Government Treasury Obligations	—	188,882,620	—
Affiliated Mutual Funds	463,066,719	—	—
Mortgage-Backed Security Sold Short	—	(6,435,937)	—
Other Financial Instruments*
Futures Contracts	469,308	—	—
Interest Rate Swap Agreements	—	288,109	—
Credit Default Swap Agreements	—	(64,913)	—

Total	$2,435,565,221	$1,053,333,450	$720,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Affiliated Mutual Funds (including 4.9% of collateral received for securities on loan)	14.6%
Mortgage-Backed Securities	10.6
Oil, Gas & Consumable Fuels	6.2
U.S. Government Treasury Obligations	5.9
Commercial Mortgage-Backed Securities	4.2
Computers & Peripherals	3.9
Pharmaceuticals	3.5
Software	2.8
Insurance	2.6
Banking	2.5
Commercial Banks	2.4
Food & Staples Retailing	2.0
IT Services	2.0
Aerospace & Defense	1.7
Diversified Financial Services	1.7
Industrial Conglomerates	1.7
Media	1.7
Communications Equipment	1.6
Diversified Telecommunication Services	1.6
Healthcare Providers & Services	1.6
Specialty Retail	1.6
Beverages	1.4
Food Products	1.4
Semiconductors & Semiconductor Equipment	1.4
Machinery	1.3

Biotechnology	1.2%
Capital Markets	1.2
Chemicals	1.2
Real Estate Investment Trusts	1.2
Healthcare Equipment & Supplies	1.1
Hotels, Restaurants & Leisure	1.1
Household Products	1.0
Metals & Mining	1.0
Non-Residential Mortgage-Backed Securities	1.0
Road & Rail	1.0
Tobacco	1.0
Electric Utilities	0.9
Internet Software & Services	0.9
Energy Equipment & Services	0.8
Multiline Retail	0.7
Automobiles	0.6
Consumer Finance	0.5
Electric	0.5
Household Durables	0.5
Life Sciences Tools & Services	0.5
Multi-Utilities	0.5
Non-Corporate Foreign Agencies	0.5
Telecommunications	0.5
Textiles, Apparel & Luxury Goods	0.5
Electrical Equipment	0.4
Energy – Other	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Foods	0.4%
Healthcare & Pharmaceutical	0.4
Independent Power Producers & Energy Traders	0.4
Municipal Bonds	0.4
Capital Goods	0.3
Healthcare Insurance	0.3
Non-Captive Finance	0.3
Technology	0.3
Air Freight & Logistics	0.2
Airlines	0.2
Cable	0.2
Collateralized Mortgage Obligations	0.2
Construction & Engineering	0.2
Distributors	0.2
Electronic Equipment, Instruments & Components	0.2
Internet & Catalog Retail	0.2
Lodging	0.2
Media & Entertainment	0.2
Metals	0.2
Pipelines & Other	0.2
Residential Mortgage-Backed Securities	0.2

Retailers	0.2%
U.S. Government Agency Obligations	0.2
Auto Components	0.1
Automotive	0.1
Building Products	0.1
Consumer	0.1
Containers & Packaging	0.1
Energy – Integrated	0.1
Gaming	0.1
Leisure Equipment & Products	0.1
Non-Corporate Sovereigns	0.1
Paper	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1
Water Utilities	0.1

109.8
Mortgage-Backed Security Sold Short	(0.2)
Liabilities in excess of other assets	(9.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$11,264		—	$—
Credit contracts	Unrealized appreciation on swap agreements	136,416		Unrealized depreciation on swap agreements	201,329
Equity contracts	Unaffiliated investments	1,979		—	—
Equity contracts	Due from broker — variation margin	400,800	*	—	—
Interest rate contracts	Unrealized appreciation on swap agreements	1,332,792		Unrealized depreciation on swap agreements	1,044,683
Interest rate contracts	Due from broker — variation margin	82,313	*	Due from broker — variation margin	13,805	*

Total		$1,965,564			$1,259,817

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Options Purchased	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(167,210)	$(167,210)
Equity contracts	14,401	—	—	1,004,255	—	1,018,656
Interest rate contracts	—	306,223	(289,749)	(2,972,678)	103,720	(2,852,484)

Total	$14,401	$306,223	$(289,749)	$(1,968,423)	$(63,490)	$(2,001,038)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(81,102)	$(81,102)
Equity contracts	85,989	—	85,989
Interest rate contracts	384,473	(325,039)	59,434

Total	$470,462	$(406,141)	$64,321

For the six months ended June 30, 2012, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$140,812,664	$30,218,081

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$99,527	$15,628

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $154,348,196:
Unaffiliated investments (cost $2,617,346,946)	$3,032,295,385
Affiliated investments (cost $476,021,740)	463,066,719
Foreign currency, at value (cost $161,311)	161,414
Cash	114,678
Receivable for investments sold	135,885,259
Dividends and interest receivable	9,249,402
Unrealized appreciation on swap agreements	1,469,208
Due from broker—variation margin	178,117
Foreign tax reclaim receivable	58,132
Receivable for Series shares sold	32,250
Premium paid for swap agreements	11,264
Prepaid expenses	2,737

Total Assets	3,642,524,565

LIABILITIES
Payable for investments purchased	291,781,836
Collateral for securities on loan	157,117,393
Securities sold short, at value (proceeds received $6,432,422)	6,435,937
Management fee payable	1,535,445
Unrealized depreciation on swap agreements	1,246,012
Accrued expenses and other liabilities	283,208
Payable for Series shares repurchased	270,086
Affiliated transfer agent fee payable	926

Total Liabilities	458,670,843

NET ASSETS	$3,183,853,722

Net assets were comprised of:
Paid-in capital	$2,899,846,418
Retained earnings	284,007,304

Net assets, June 30, 2012	$3,183,853,722

Net asset value and redemption price per share, $3,183,853,722 / 188,569,403 outstanding shares of beneficial interest	$16.88

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $60,896)	$22,975,203
Interest	17,736,466
Affiliated dividend income	1,019,973
Affiliated income from securities loaned, net	111,199

41,842,841

EXPENSES
Management fee	9,510,645
Custodian’s fees and expenses	178,000
Shareholders’ reports	127,000
Trustees’ fees	21,000
Audit fee	18,000
Insurance expenses	16,000
Legal fees and expenses	7,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	25,927

Total expenses	9,913,572

NET INVESTMENT INCOME	31,929,269

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	67,852,813
Futures transactions	(1,968,423)
Swap agreement transactions	(63,490)
Foreign currency transactions	(2,953)
Options written transactions	(289,749)

65,528,198

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $1,904,289)	136,900,480
Futures	470,462
Swap agreements	(406,141)
Foreign currencies	(603)

136,964,198

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	202,492,396

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$234,421,665

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$31,929,269	$61,901,155
Net realized gain on investments and foreign currency transactions	65,528,198	202,862,198
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	136,964,198	(135,181,474)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	234,421,665	129,581,879

DISTRIBUTIONS	(61,900,998)	(60,257,696)

SERIES SHARE TRANSACTIONS:
Series shares sold [457,875 and 664,274 shares, respectively]	7,756,842	10,513,628
Series shares issued in reinvestment of distributions [3,735,727 and 3,811,366 shares, respectively]	61,900,998	60,257,696
Series shares repurchased [5,594,230 and 11,331,831 shares, respectively]	(95,126,175)	(180,636,555)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(25,468,335)	(109,865,231)

TOTAL INCREASE (DECREASE) IN NET ASSETS	147,052,332	(40,541,048)
NET ASSETS:
Beginning of period	3,036,801,390	3,077,342,438

End of period	$3,183,853,722	$3,036,801,390

SEE NOTES TO FINANCIAL STATEMENTS.

A82

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 96.1%	Shares	Value (Note 2)

Argentina — 0.3%
MercadoLibre, Inc.	20,967	$1,589,299

Australia — 1.5%
Bendigo and Adelaide Bank Ltd.	103,400	790,181
Caltex Australia Ltd.	34,900	487,443
Challenger Ltd.	156,300	524,960
Downer EDI Ltd.*	214,250	693,068
Metcash Ltd.	206,000	713,656
National Australia Bank Ltd.	56,700	1,381,076
OneSteel Ltd.	447,200	403,288
Pacific Brands Ltd.	460,600	237,618
Qantas Airways Ltd.*	419,500	466,040
Rio Tinto Ltd.	17,400	1,021,500
Telstra Corp. Ltd.	209,000	791,884
Westpac Banking Corp.	50,100	1,093,995

		8,604,709

Austria — 0.3%
OMV AG	32,300	1,015,828
Voestalpine AG	14,500	385,112

		1,400,940

Belgium — 0.5%
AGFA-Gevaert NV*	86,100	140,996
Anheuser-Busch InBev NV, ADR(a)	23,352	1,859,987
Delhaize Group SA	18,200	666,701

		2,667,684

Brazil — 0.3%
BR Malls Participacoes SA	112,300	1,272,006
Petroleo Brasileiro SA	37,500	351,008

		1,623,014

Canada — 1.5%
Brookfield Asset Management, Inc. (Class A Stock)	83,712	2,770,867
Canadian Pacific Railway Ltd.	25,250	1,849,815
Lululemon Athletica, Inc.*(a)	27,238	1,624,202
Toronto-Dominion Bank (The)	33,599	2,629,573

		8,874,457

Cayman Islands — 0.3%
NetEase, Inc., ADR*(a)	30,316	1,784,097

China — 1.9%
Baidu, Inc., ADR*	52,937	6,086,696
Industrial & Commercial Bank of China (Class H Stock)	4,767,000	2,672,326
Lenovo Group Ltd.	2,656,000	2,266,448

		11,025,470

Denmark — 0.7%
H Lundbeck A/S	32,100	663,272
Novo Nordisk A/S (Class B Stock)	24,101	3,495,534

		4,158,806

Finland — 0.2%
Tieto OYJ	56,200	898,075

France — 3.5%
Arkema SA	32,003	2,098,387
AXA SA	37,600	502,665

COMMON STOCKS (continued)	Shares	Value (Note 2)

France (continued)
BNP Paribas SA	106,995	$4,125,172
Bouygues SA	21,900	587,657
Cie Generale des Etablissements Michelin	9,000	588,838
Ciments Francais SA	5,200	315,293
Credit Agricole SA*	62,500	275,778
Dassault Systemes SA	23,907	2,243,001
France Telecom SA	31,800	418,120
Rallye SA	7,600	217,149
Renault SA	12,300	491,171
Sanofi	31,400	2,377,012
SCOR SE	22,000	533,336
Societe Generale*	10,800	253,256
Thales SA	20,600	680,603
Total SA	38,500	1,732,848
Total SA, ADR	15,800	710,210
Valeo SA	13,300	549,477
Vivendi SA	81,530	1,514,903

		20,214,876

Germany — 4.5%
Allianz SE	11,100	1,116,495
Aurubis AG	6,200	299,409
BASF SE	54,564	3,794,085
Bayer AG	12,700	915,155
Bayerische Motoren Werke AG	37,188	2,691,223
Brenntag AG	12,667	1,401,828
Daimler AG	23,600	1,060,573
Deutsche Bank AG	20,300	732,695
Deutsche Post AG	43,100	762,590
E.ON AG	26,300	568,322
Fresenius Se & Co. KGaA	27,553	2,852,782
Hannover Rueckversicherung AG	11,800	702,910
Lanxess AG	8,100	512,606
Merck KGaA	7,600	758,987
Metro AG	21,300	621,112
Muenchener Rueckversicherungs AG	6,300	888,958
Rheinmetall AG	13,300	653,791
RWE AG	18,800	768,819
SAP AG	64,445	3,816,146
Volkswagen AG	9,000	1,360,023

		26,278,509

Greece
Alpha Bank AE*	15,700	24,893

Hong Kong — 1.5%
AIA Group Ltd.	987,400	3,410,538
Cathay Pacific Airways Ltd.	440,000	713,344
Cheung Kong Holdings Ltd.	46,000	567,930
First Pacific Co. Ltd.	992,000	1,028,953
Hutchison Port Holdings Trust (Class U Stock)	2,393,000	1,699,030
Kingboard Chemical Holdings Ltd.	180,000	350,571
Singamas Container Holdings Ltd.	2,676,000	583,505
Yue Yuen Industrial Holdings Ltd.	154,000	484,186

		8,838,057

SEE NOTES TO FINANCIAL STATEMENTS.

A83

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Ireland — 0.8%
Accenture PLC (Class A Stock)	58,901	$3,539,361
Allied Irish Banks PLC*	42,100	3,570
Irish Life & Permanent Group Holdings PLC*	51,300	1,753
XL Group PLC	55,200	1,161,408

		4,706,092

Israel — 0.9%
Bank Hapoalim BM	176,900	545,574
Check Point Software Technologies Ltd.*(a)	80,062	3,970,275
Elbit Systems Ltd.	11,400	392,536
Teva Pharmaceutical Industries Ltd.	12,500	492,718

		5,401,103

Italy — 0.6%
Banco Popolare SC*	38,200	51,290
Enel SpA	323,000	1,042,923
ENI SpA	70,800	1,504,160
Finmeccanica SpA*	43,100	174,270
Fondiaria-Sai SpA*	19,900	23,647
Parmalat SpA	131,100	248,616
Telecom Italia SpA	626,400	618,974

		3,663,880

Japan — 7.6%
Alpine Electronics, Inc.	22,700	271,441
Aoyama Trading Co. Ltd.	39,100	802,610
Aozora Bank Ltd.	278,000	662,024
COMSYS Holdings Corp.	72,800	856,255
Daito Trust Construction Co. Ltd.	12,100	1,146,985
FANUC Corp.	17,800	2,925,984
Fast Retailing Co. Ltd.	13,700	2,741,256
Fukuoka Financial Group, Inc.	129,000	503,736
Hitachi Capital Corp.	40,400	676,204
ITOCHU Corp.	87,400	918,632
JX Holdings, Inc.	101,400	522,617
KDDI Corp.	260	1,677,237
Keihin Corp.	24,500	363,086
K’s Holdings Corp.	19,700	575,827
Kurabo Industries Ltd.	173,100	302,251
Kyowa Exeo Corp.	81,900	834,159
Marubeni Corp.	176,000	1,172,670
Mitsubishi Corp.	34,500	697,393
Mitsubishi UFJ Financial Group, Inc.	140,200	671,681
Mitsui & Co. Ltd.	56,300	836,610
Mizuho Financial Group, Inc.	703,200	1,187,877
Nichii Gakkan Co.	39,300	363,809
Nichirei Corp.	126,000	620,256
Nikon Corp.	98,700	3,004,500
Nippon Electric Glass Co. Ltd.	54,000	322,517
Nippon Shokubai Co. Ltd.	68,000	822,935
Nippon Telegraph & Telephone Corp.	37,000	1,725,329
Nissan Shatai Co. Ltd.	38,000	404,434
NTT DoCoMo, Inc.	900	1,497,602
ORIX Corp.	36,520	3,403,512
Otsuka Holdings Co. Ltd.	32,500	997,595
Sankyu, Inc.	210,000	751,508
Seino Holdings Corp.	65,000	435,444

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Shimachu Co. Ltd.	30,700	$672,074
Softbank Corp.	82,800	3,082,121
Sumitomo Corp.	88,900	1,243,872
Sumitomo Mitsui Financial Group, Inc.	44,900	1,483,268
Sumitomo Mitsui Trust Holdings, Inc.	64,070	191,481
Toagosei Co. Ltd.	147,000	575,103
Toyo Suisan Kaisha Ltd.	28,000	746,677
Toyota Tsusho Corp.	34,300	655,663
Yokohama Rubber Co. Ltd. (The)	100,000	754,375

		44,100,610

Liechtenstein
Verwaltungs-und Privat-Bank AG	2,100	162,840

Netherlands — 1.6%
Aegon NV	56,800	263,416
ASM Pacific Technology Ltd.	183,200	2,341,731
ING Groep NV CVA*	83,900	562,475
Koninklijke Ahold NV	99,700	1,235,017
Koninklijke DSM NV	17,700	872,603
Koninklijke KPN NV	82,600	789,823
Unilever NV CVA	101,855	3,402,519

		9,467,584

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	509,556

Norway — 0.8%
DnB ASA	54,100	537,942
Statoil ASA	147,104	3,508,214
Yara International ASA	14,000	612,665

		4,658,821

Peru — 0.4%
Credicorp Ltd.	18,882	2,377,055

Portugal
Banco Espirito Santo SA*	43,600	29,811

Singapore — 0.2%
Golden Agri-Resources Ltd.	1,765,200	942,747

South Africa — 0.3%
FirstRand Ltd.	609,202	1,971,894

South Korea — 0.9%
Samsung Electronics Co. Ltd.	4,743	5,022,777

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	60,800	434,195
Banco Espanol de Credito SA	79,800	260,641
Banco Santander SA	126,300	835,508
Repsol YPF SA	57,200	919,498
Telefonica SA	25,100	330,403

		2,780,245

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	101,456	2,183,412
Boliden AB	77,000	1,074,445
NCC AB (Class B Stock)	15,700	282,517
Swedbank AB (Class A Stock)	50,400	794,000
Trelleborg AB (Class B Stock)	54,200	500,098

		4,834,472

SEE NOTES TO FINANCIAL STATEMENTS.

A84

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Switzerland — 3.4%
Baloise Holding AG	11,400	$753,148
Cie Financiere Richemont SA, ADR	162,753	880,494
Clariant AG*	27,000	266,824
Credit Suisse Group AG*	26,000	475,723
Geberit AG*	9,494	1,872,958
Georg Fischer AG*	2,000	690,749
Glencore International PLC(a)	399,473	1,852,429
Lindt & Spruengli AG*	36	1,322,069
Novartis AG	28,700	1,604,655
OC Oerlikon Corp. AG*	63,800	530,165
Partners Group Holding AG	10,426	1,854,290
Roche Holding AG	8,500	1,468,230
Swiss Re AG*	19,300	1,216,707
Syngenta AG	9,076	3,106,943
UBS AG*	32,000	374,470
Zurich Financial Services AG*	5,800	1,311,519

		19,581,373

United Kingdom — 11.4%
ARM Holdings PLC	287,261	2,275,852
AstraZeneca PLC	55,900	2,498,034
Aviva PLC	144,400	618,312
Babcock International Group PLC	143,753	1,925,319
BAE Systems PLC	256,400	1,162,420
Barclays PLC	287,100	733,611
Beazley PLC	175,100	378,493
Berendsen PLC	24,300	190,541
Berkeley Group Holdings PLC*	68,961	1,525,562
BG Group PLC	98,651	2,019,526
BP PLC	339,100	2,264,572
British American Tobacco PLC	69,537	3,535,251
BT Group PLC	602,100	1,995,071
Burberry Group PLC	84,492	1,759,186
Cable & Wireless Communications PLC	917,400	427,415
Compass Group PLC	311,306	3,267,779
Cookson Group PLC	81,100	750,448
Debenhams PLC	301,400	409,256
GlaxoSmithKline PLC	30,500	692,776
Home Retail Group PLC	259,200	344,302
Intermediate Capital Group PLC	142,000	601,823
J Sainsbury PLC	204,700	967,440
Johnson Matthey PLC	76,452	2,651,336
Kesa Electricals PLC	365,500	283,796
Legal & General Group PLC	483,800	967,245
Logica PLC	152,500	253,612
Marks & Spencer Group PLC	182,600	931,192
Marston’s PLC	339,130	552,252
Mondi PLC	105,500	903,647
Old Mutual PLC	314,825	748,734
Pearson PLC	141,435	2,806,312
Petrofac Ltd.	110,375	2,409,181
Premier Foods PLC*	152,560	204,848
Rexam PLC	114,600	756,350
Rolls-Royce Holdings PLC*	270,654	3,647,797
Royal Bank of Scotland Group PLC*	26,352	89,263
Royal Dutch Shell PLC (Class B Stock)	212,836	7,433,007
Royal Dutch Shell PLC, ADR	30,250	2,039,757
RSA Insurance Group PLC	300,200	509,615

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
Standard Chartered PLC	122,655	$2,664,426
TESCO PLC	182,700	887,887
Thomas Cook Group PLC	164,000	38,449
Vodafone Group PLC	547,900	1,540,009
Weir Group PLC (The)(a)	68,587	1,648,124
WM Morrison Supermarkets PLC	320,700	1,338,207

		65,648,035

United States — 48.7%
3M Co.	32,950	2,952,320
Abbott Laboratories	8,057	519,435
Allergan, Inc.	27,613	2,556,135
Allstate Corp. (The)	53,000	1,859,770
Amazon.com, Inc.*	10,088	2,303,595
American Express Co.	35,450	2,063,545
Ameriprise Financial, Inc.	18,600	972,036
Amgen, Inc.	26,400	1,928,256
Apple, Inc.*	22,998	13,430,832
AT&T, Inc.	118,400	4,222,144
AutoZone, Inc.*	4,809	1,765,721
Avon Products, Inc.	60,200	975,842
Baker Hughes, Inc.	40,800	1,676,880
Bank of America Corp.	283,700	2,320,666
Biogen Idec, Inc.*	35,717	5,156,820
Boeing Co. (The)	13,800	1,025,340
Bristol-Myers Squibb Co.	73,598	2,645,848
Cablevision Systems Corp. (Class A Stock)(a)	44,600	592,734
Charles Schwab Corp. (The)	87,000	1,124,910
Chevron Corp.	44,600	4,705,300
Cisco Systems, Inc.	109,800	1,885,266
Coach, Inc.	27,711	1,620,539
Comcast Corp. (Class A Stock)	48,400	1,547,348
CONSOL Energy, Inc.	38,600	1,167,264
Covidien PLC	38,150	2,041,025
Cummins, Inc.	18,181	1,761,921
Danaher Corp.	14,912	776,617
Dell, Inc.*(a)	167,600	2,098,352
Dollar General Corp.*	15,117	822,214
Dollar Tree, Inc.*(a)	19,246	1,035,435
EMC Corp.*	41,985	1,076,076
Emerson Electric Co.	20,750	966,535
Entergy Corp.	29,300	1,989,177
EQT Corp.	20,500	1,099,415
Estee Lauder Cos., Inc. (The) (Class A Stock)	37,166	2,011,424
Exelon Corp.	62,000	2,332,440
Express Scripts Holding Co.*	89,836	5,015,544
Exxon Mobil Corp.	51,450	4,402,577
Facebook, Inc. (Class A Stock)*(a)	40,925	1,273,586
Fifth Third Bancorp	94,900	1,271,660
General Electric Co.	166,400	3,467,776
General Motors Co.*(a)	87,900	1,733,388
Goldman Sachs Group, Inc. (The)	6,550	627,883
H&R Block, Inc.(a)	17,500	279,650
Halliburton Co.	91,229	2,589,991
Hess Corp.	29,700	1,290,465
Home Depot, Inc. (The)	79,786	4,227,860

SEE NOTES TO FINANCIAL STATEMENTS.

A85

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Honeywell International, Inc.	25,150	$1,404,376
Illinois Tool Works, Inc.	22,800	1,205,892
Ingersoll-Rand PLC	25,550	1,077,699
International Business Machines Corp.	7,150	1,398,397
International Paper Co.	69,700	2,015,027
Invesco Ltd.	47,100	1,064,460
Johnson & Johnson(a)	45,000	3,040,200
JPMorgan Chase & Co.	119,100	4,255,443
Kellogg Co.	27,500	1,356,575
KeyCorp	156,800	1,213,632
Kohl’s Corp.	50,350	2,290,421
Liberty Media Corp. — Liberty Starz, Ser. A (Class A Stock)*	4,400	386,804
Limited Brands, Inc.	56,592	2,406,858
LinkedIn Corp. (Class A Stock)*(a)	14,491	1,539,958
Lockheed Martin Corp.(a)	9,500	827,260
Lowe’s Cos., Inc.	78,100	2,221,164
Madison Square Garden, Inc. (Class A Stock)*	13,500	505,440
Marsh & McLennan Cos., Inc.	86,100	2,775,003
McDonald’s Corp.	45,993	4,071,760
Mead Johnson Nutrition Co.	52,013	4,187,567
Merck & Co., Inc.	95,700	3,995,475
MetLife, Inc.	30,000	925,500
Microsoft Corp.	136,200	4,166,358
Monsanto Co.	61,825	5,117,874
Morgan Stanley	146,500	2,137,435
Murphy Oil Corp.	26,750	1,345,257
National Oilwell Varco, Inc.	58,249	3,753,566
Newfield Exploration Co.*	43,000	1,260,330
NIKE, Inc. (Class B Stock)	49,683	4,361,174
NRG Energy, Inc.*	104,500	1,814,120
Nucor Corp.	18,800	712,520
Occidental Petroleum Corp.	33,221	2,849,365
O’Reilly Automotive, Inc.*(a)	31,316	2,623,341
PepsiCo, Inc.	29,350	2,073,871
Pfizer, Inc.	191,300	4,399,900
Praxair, Inc.	32,013	3,480,773
Precision Castparts Corp.	18,700	3,075,963
priceline.com, Inc.*	8,260	5,488,935
Procter & Gamble Co. (The)	44,100	2,701,125
QUALCOMM, Inc.	54,720	3,046,810
Raytheon Co.	27,450	1,553,396
Schlumberger Ltd.	9,750	632,873
SLM Corp.	88,200	1,385,622
Southwest Airlines Co.	275,500	2,540,110
Spectra Energy Corp.	74,600	2,167,876
Sprint Nextel Corp.*	272,300	887,698
St. Joe Co. (The)*(a)	47,000	743,070
Starbucks Corp.	91,311	4,868,703
TE Connectivity Ltd.	31,900	1,017,929
Thermo Fisher Scientific, Inc.	31,250	1,622,188
Time Warner, Inc.(a)	89,600	3,449,600
Time Warner Cable, Inc.	36,250	2,976,125
TJX Cos., Inc.	202,691	8,701,525
U.S. Bancorp	220,060	7,077,130
Union Pacific Corp.	54,703	6,526,615
United States Steel Corp.(a)	14,700	302,820

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
United Technologies Corp.	21,750	$1,642,778
Visa, Inc. (Class A Stock)(a)	34,746	4,295,648
VMware, Inc. (Class A Stock)*	11,643	1,059,979
Vulcan Materials Co.	37,300	1,481,183
W.W. Grainger, Inc.	10,888	2,082,221
Wal-Mart Stores, Inc.	33,242	2,317,632
Wells Fargo & Co.	208,451	6,970,601
Western Union Co. (The)	90,300	1,520,652
Weyerhaeuser Co.	95,600	2,137,616
Wynn Resorts Ltd.	37,001	3,837,744
Yum! Brands, Inc.	62,781	4,044,352

		281,626,871

TOTAL COMMON STOCKS (cost $518,433,217)		555,468,652

PREFERRED STOCKS — 0.3%
United Kingdom
Rolls-Royce Holdings PLC (Class C Stock)*	28,969,376	45,370

United States — 0.3%
Wells Fargo & Co.	63,000	1,902,600

TOTAL PREFERRED STOCKS (cost $1,560,528)		1,947,970

TOTAL LONG-TERM INVESTMENTS (cost $519,993,745)		557,416,622

SHORT-TERM INVESTMENTS — 8.2%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $47,279,551; includes $29,743,682 of cash collateral received for securities on loan)(b)(c)	47,279,551	47,279,551

TOTAL INVESTMENTS — 104.6% (cost $567,273,296)		604,696,173
LIABILITIES IN EXCESS OF OTHER ASSETS(d) — (4.6)%		(26,600,176)

NET ASSETS — 100.0%		$578,095,997

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,593,374; cash collateral of $29,743,682 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency contracts outstanding at June 30, 2012:

Purchase Contract	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Value at June 30, 2012	Unrealized Depreciation
Pound Sterling expiring 07/26/12	Deutsche Bank	GBP	6,114	$9,670,667	$9,574,898	$(95,769)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at June 30, 2012	Unrealized Appreciation
Pound Sterling expiring 07/26/12	Deutsche Bank	GBP	3,277	$5,285,703	$5,131,982	$153,721
Pound Sterling expiring 07/26/12	Deutsche Bank	GBP	2,837	4,599,642	4,442,915	156,727
Japanese Yen expiring 09/20/12	State Street	JPY	127,450	1,596,998	1,596,264	734

				$11,482,343	$11,171,161	$311,182

						$215,413

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,589,299	$—	$—
Australia	—	8,604,709	—
Austria	—	1,400,940	—
Belgium	1,859,987	807,697	—
Brazil	1,623,014	—	—
Canada	8,874,457	—	—
Cayman Islands	1,784,097	—	—
China	6,086,696	4,938,774	—
Denmark	—	4,158,806	—
Finland	—	898,075	—
France	710,210	19,504,666	—
Germany	—	26,278,509	—
Greece	—	24,893	—
Hong Kong	1,699,030	7,139,027	—
Ireland	4,706,092	—	—
Israel	3,970,275	1,430,828	—
Italy	—	3,663,880	—
Japan	—	44,100,610	—
Liechtenstein	162,840	—	—
Netherlands	—	9,467,584	—
New Zealand	—	509,556	—
Norway	—	4,658,821	—

	Level 1	Level 2	Level 3
Peru	$2,377,055	$—	$—
Portugal	—	29,811	—
Singapore	—	942,747	—
South Africa	—	1,971,894
South Korea	—	5,022,777	—
Spain	—	2,780,245	—
Sweden	—	4,834,472	—
Switzerland	880,494	18,700,879	—
United Kingdom	2,039,757	63,608,278	—
United States	281,626,871	—	—
Preferred Stock
United Kingdom	—	45,370
United States	1,902,600	—	—
Affiliated Money Market Mutual Fund	47,279,551	—	—
Other Financial Instruments*
Forward Foreign Currency Contracts	—	215,413	—

Total	$369,172,325	$235,739,261	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Fair value of Level 2 investments at December 31, 2011 was $116,496. An amount of $202,374,437 was transferred from Level 1 into Level 2 at June 30, 2012 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 was as follows:

Affiliated Money Market Mutual Fund (including 5.1% of collateral received for securities on loan)	8.2%
Commercial Banks	8.0
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	5.6
Specialty Retail	4.7
Chemicals	4.1
Hotels, Restaurants & Leisure	3.6
Insurance	3.6
Computers & Peripherals	3.3
Aerospace & Defense	2.7
Software	2.6
Diversified Financial Services	2.5
Food Products	2.3
Machinery	2.3
Diversified Telecommunication	2.2
Internet Software & Services	2.1
IT Services	2.1
Media	2.1
Energy Equipment & Services	1.9
Textiles, Apparel & Luxury Goods	1.9
Capital Markets	1.8
Road & Rail	1.7
Semiconductors & Semiconductor Equipment	1.7
Trading Companies & Distributors	1.6

Food & Staples Retailing	1.5%
Industrial Conglomerates	1.5
Real Estate Management & Development	1.5
Wireless Telecommunication Services	1.5
Healthcare Providers & Services	1.4
Internet & Catalog Retail	1.4
Automobiles	1.3
Biotechnology	1.2
Metals & Mining	1.0
Multiline Retail	1.0
Communications Equipment	0.9
Electric Utilities	0.9
Airlines	0.7
Beverages	0.7
Consumer Finance	0.7
Tobacco	0.6
Auto Components	0.5
Commercial Services & Supplies	0.5
Household Products	0.5
Leisure Equipment & Products	0.5
Paper & Forest Products	0.5
Personal Products	0.5
Construction & Engineering	0.4
Healthcare Equipment & Supplies	0.4
Building Products	0.3
Construction Materials	0.3
Electronic Equipment & Instruments	0.3
Household Durables	0.3
Independent Power Producers & Energy Traders	0.3
Life Sciences Tools & Services	0.3
Transportation Infrastructure	0.3
Electrical Equipment	0.2
Multi-Utilities	0.2
Air Freight & Logistics	0.1
Containers & Packaging	0.1

104.6
Liabilities in excess of other assets	(4.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A88

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$311,182	Unrealized depreciation on forward foreign currency exchange contracts	$95,769

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Futures	Total
Equity contracts	$45,286	$—	$252,436	$297,722
Foreign exchange contracts	—	170,863	—	170,863

Total	$45,286	$170,863	$252,436	$468,585

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$248,849

For the six months ended June 30, 2012, the Portfolio’s average volume of derivative activities are as follows:

Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Futures Long Position (Value at Trade Date)
$3,565,737	$7,429,048	$462,883

SEE NOTES TO FINANCIAL STATEMENTS.

A89

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $29,593,374:
Unaffiliated investments (cost $519,993,745)	$557,416,622
Affiliated investments (cost $47,279,551)	47,279,551
Foreign currency, at value (cost $1,928,867)	1,927,478
Receivable for investments sold	1,915,056
Dividends and interest receivable	848,606
Foreign tax reclaim receivable	720,796
Unrealized appreciation on forward foreign currency exchange contracts	311,182
Receivable for Series shares sold	9,769
Prepaid expenses	572

Total Assets	610,429,632

LIABILITIES
Collateral for securities on loan	29,743,682
Payable for investments purchased	1,636,516
Management fee payable	345,537
Accrued expenses and other liabilities	288,349
Payable for Series shares repurchased	222,856
Unrealized depreciation on forward foreign currency exchange contracts	95,769
Affiliated transfer agent fee payable	926

Total Liabilities	32,333,635

NET ASSETS	$578,095,997

Net assets were comprised of:
Paid-in capital	$642,375,105
Retained earnings	(64,279,108)

Net assets, June 30, 2012	$578,095,997

Net asset value and redemption price per share, $578,095,997 / 32,536,895 outstanding shares of beneficial interest	$17.77

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $200,421)	$9,133,533
Affiliated income from securities loaned, net	57,985
Affiliated dividend income	17,740
Interest	73

9,209,331

EXPENSES
Management fee	2,222,535
Custodian’s fees and expenses	148,000
Shareholders’ reports	76,000
Audit fee	12,000
Trustees’ fees	8,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	5,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	23,791

Total expenses	2,505,326

NET INVESTMENT INCOME	6,704,005

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(982,369)
Futures transactions	252,436
Foreign currency transactions	17,994

(711,939)

Net change in unrealized appreciation (depreciation) on:
Investments	30,910,524
Foreign currencies	304,066

31,214,590

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	30,502,651

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,206,656

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,704,005	$9,580,870
Net realized gain (loss) on investments and foreign currencies	(711,939)	26,174,487
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	31,214,590	(78,509,307)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,206,656	(42,753,950)

DISTRIBUTIONS	(9,580,386)	(9,684,066)

SERIES SHARE TRANSACTIONS:
Series shares sold [206,102 and 843,518 shares, respectively]	4,595,052	15,384,776
Series shares issued in reinvestment of distributions [555,063 and 525,167 shares, respectively]	9,580,386	9,684,066
Series shares repurchased [1,528,434 and 3,129,794 shares, respectively]	(27,884,134)	(56,971,187)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(13,708,696)	(31,902,345)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,917,574	(84,340,361)
NET ASSETS:
Beginning of period	564,178,423	648,518,784

End of period	$578,095,997	$564,178,423

SEE NOTES TO FINANCIAL STATEMENTS.

A90

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Asset-Backed Securities — 1.2%
Citibank Credit Card Issuance Trust,
Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,815,329
Small Business Administration Participation Certificates,
Ser. 1996-20J, Class 1	7.200%	10/01/16	855	918,122
Ser. 1997-20A, Class 1	7.150%	01/01/17	610	659,401
Ser. 1997-20G, Class 1	6.850%	07/01/17	333	362,402
Ser. 1998-20I, Class 1	6.000%	09/01/18	767	835,326

				4,590,580

Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM	5.500%	09/15/17	1,164	1,251,600
Ser. 2002-2501, Class MC	5.500%	09/15/17	397	425,304
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,173	2,327,973
Ser. 2002-2518, Class PV	5.500%	06/15/19	138	138,103
Federal National Mortgage Association,
Ser. 2002-18, Class PC	5.500%	04/25/17	686	703,938
Ser. 2002-57, Class ND	5.500%	09/25/17	459	491,072
Merrill Lynch Mortgage Investors, Inc.,
Ser. 2003-E, Class A1(a)	0.865%	10/25/28	90	79,865
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2004-1, Class 4A3(a)	2.740%	02/25/34	308	297,668

				5,715,523

Commercial Mortgage-Backed Securities — 15.1%
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2	5.381%	01/15/49	478	478,187
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(a)	5.889%	12/10/49	2,000	2,309,128
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3	5.293%	12/11/49	1,800	1,900,301
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	5.941%	06/10/46	2,000	2,251,950
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2008-C2, Class A4	4.832%	04/15/37	2,700	2,861,414
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	6.007%	05/15/46	1,300	1,386,059
FHLMC Multifamily Structured Pass Through Certificates, Ser. 2009-K003, Class A5	5.085%	03/25/19	250	293,164
Ser. 2009-K004, Class A2	4.186%	08/25/19	3,725	4,201,521
Ser. 2010-K005, Class A2	4.317%	11/25/19	2,700	3,071,833
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	4,084,682
Ser. 2010-K009, Class A2	3.808%	08/25/20	2,900	3,218,701
Ser. 2011-K010, Class A2	4.333%	10/25/20	3,600	4,113,407
Ser. 2011-K011, Class A2	4.084%	11/25/20	3,600	4,054,572
Ser. 2011-K013, Class A2	3.974%	01/25/21	3,525	3,953,326
Ser. 2012-K018, Class A2	2.789%	01/25/22	3,600	3,737,002
Ser. 2012-K501, Class X1A, I/O(a)	1.880%	08/25/16	4,290	232,459
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	1,760	1,800,708
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2	5.778%	08/10/45	952	959,364
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3(a)	6.009%	06/15/49	1,000	1,065,679
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	5.848%	05/12/39	2,000	2,271,168
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	1,876	1,875,230
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	5.332%	12/15/43	1,800	2,044,803

SEE NOTES TO FINANCIAL STATEMENTS.

A91

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Commercial Mortgage-Backed Securities (continued)
NCUA Gtd. Notes, Ser. 2010-C1, Class A2	2.900%	10/29/20	$2,000	$2,132,500
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	5.922%	05/15/43	2,000	2,273,202
Ser. 2006-C27, Class A3	5.765%	07/15/45	2,000	2,253,716

				58,824,076

Corporate Bonds — 1.5%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(b)	0.875%	02/14/17	1,025	1,030,280
Province of Alberta Canada (Canada), 144A	1.000%	06/21/17	2,655	2,663,860
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,058,674
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	2.375%	08/25/21	660	663,877
UBS AG (Switzerland), Covered Notes, 144A	2.250%	03/30/17	480	481,475

				5,898,166

Mortgage-Backed Securities — 42.3%
Federal Home Loan Mortgage Corp.(a)	2.354%	05/01/34	665	708,586
Federal Home Loan Mortgage Corp.(c)	3.000%	TBA 15 Year	1,500	1,568,203
Federal Home Loan Mortgage Corp.(c)	3.500%	TBA 30 Year	2,000	2,098,125
Federal Home Loan Mortgage Corp.	4.000%	06/01/26-12/01/40	3,581	3,803,085
Federal Home Loan Mortgage Corp.(c)	4.000%	TBA 30 Year	2,000	2,122,188
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	7,876	8,414,703
Federal Home Loan Mortgage Corp.	5.000%	06/01/33-05/01/34	4,210	4,579,121
Federal Home Loan Mortgage Corp.	5.500%	05/01/37-05/01/38	4,063	4,421,010
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	194	217,429
Federal Home Loan Mortgage Corp.(c)	6.000%	TBA 30 Year	2,000	2,191,250
Federal Home Loan Mortgage Corp.	6.500%	05/01/13-09/01/32	174	196,873
Federal Home Loan Mortgage Corp.	7.000%	09/01/12-10/01/32	38	44,981
Federal National Mortgage Association(a)	2.139%	07/01/33	2,034	2,161,436
Federal National Mortgage Association(a)	2.237%	06/01/34	565	598,286
Federal National Mortgage Association(a)	2.392%	08/01/33	1,236	1,286,915
Federal National Mortgage Association(c)	2.500%	TBA 15 Year	1,000	1,030,312
Federal National Mortgage Association(a)	2.529%	04/01/34	241	256,390
Federal National Mortgage Association(a)	2.556%	04/01/34	491	521,228
Federal National Mortgage Association	3.000%	TBA 15 Year	8,500	8,905,078
Federal National Mortgage Association	3.500%	06/01/39	889	935,391
Federal National Mortgage Association	3.500%	TBA 15 Year	6,000	6,339,375
Federal National Mortgage Association(c)	3.500%	TBA 30 Year	15,500	16,291,954
Federal National Mortgage Association(c)	3.500%	TBA 30 Year	13,000	13,627,657
Federal National Mortgage Association	4.000%	TBA 30 Year	2,000	2,128,438
Federal National Mortgage Association	4.500%	05/01/40	8,066	8,850,099
Federal National Mortgage Association(c)	4.500%	TBA 30 Year	2,000	2,143,750
Federal National Mortgage Association	5.000%	07/01/18-05/01/36	7,576	8,232,269
Federal National Mortgage Association	5.500%	01/01/17-11/01/35	15,091	16,666,703
Federal National Mortgage Association	6.000%	11/01/14-05/01/38	4,915	5,460,886
Federal National Mortgage Association	6.500%	01/01/15-10/01/37	2,911	3,318,876
Federal National Mortgage Association	7.000%	12/01/31-01/01/36	541	638,329
Federal National Mortgage Association	8.000%	03/01/22-02/01/26	21	21,700
Federal National Mortgage Association	9.000%	02/01/25-04/01/25	87	102,155
Government National Mortgage Association	3.500%	TBA 30 Year	2,500	2,671,875
Government National Mortgage Association	4.000%	06/15/40	972	1,064,520
Government National Mortgage Association	4.000%	TBA 30 Year	7,000	7,635,469
Government National Mortgage Association(c)	4.000%	TBA 30 Year	2,000	2,184,062
Government National Mortgage Association	4.500%	02/20/41	2,948	3,255,392
Government National Mortgage Association(c)	4.500%	TBA 30 Year	2,000	2,186,562
Government National Mortgage Association	4.500%	TBA 30 Year	7,500	8,244,140
Government National Mortgage Association	5.000%	07/15/33-04/15/34	1,714	1,901,559
Government National Mortgage Association(c)	5.000%	TBA 30 Year	2,000	2,200,625

SEE NOTES TO FINANCIAL STATEMENTS.

A92

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage-Backed Securities (continued)
Government National Mortgage Association	5.500%	03/15/34-03/15/36	$1,424	$1,587,909
Government National Mortgage Association	6.500%	07/15/32-08/15/32	392	456,744
Government National Mortgage Association	7.000%	03/15/23-08/15/28	922	1,084,433
Government National Mortgage Association	7.500%	12/15/25-02/15/26	175	207,763
Government National Mortgage Association	8.500%	09/15/24-04/15/25	219	264,178

				164,828,012

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	747,665

U.S. Government Agency Obligations — 1.8%
Federal Home Loan Mortgage Corp.(b)	5.125%	11/17/17	1,270	1,538,269
Financing Corp. FICO, Ser. 1P(d)	1.540%	05/11/18	4,000	3,656,344
Tennessee Valley Authority	5.250%	09/15/39	870	1,134,359
Tennessee Valley Authority	5.500%	06/15/38	465	621,058

				6,950,030

U.S. Treasury Securities — 35.8%
U.S. Treasury Bonds(b)	3.000%	05/15/42	3,290	3,445,762
U.S. Treasury Bonds(b)	3.750%	08/15/41	4,165	5,022,732
U.S. Treasury Bonds	9.250%	02/15/16	8,500	11,145,625
U.S. Treasury Inflation Indexed Bonds(b)	0.750%	02/15/42	2,744	2,878,139
U.S. Treasury Notes	0.375%	06/15/15	15,080	15,067,046
U.S. Treasury Notes	0.750%	06/30/17	5,580	5,585,669
U.S. Treasury Notes	1.000%	06/30/19	5,870	5,823,222
U.S. Treasury Notes	3.250%	05/31/16	5,725	6,317,183
U.S. Treasury Notes(e)	4.500%	02/15/16	4,395	5,020,259
U.S. Treasury Notes	4.625%	11/15/16	1,840	2,153,519
U.S. Treasury Notes	4.625%	02/15/17	20,000	23,562,500
U.S. Treasury Strip Principal(d)	0.580%	02/15/16	15,870	15,539,666
U.S. Treasury Strips Coupon(b)(f)	0.460%	05/15/15	12,430	12,268,597
U.S. Treasury Strips Coupon(f)	2.150%	05/15/24	6,605	5,126,114
U.S. Treasury Strips Coupon(f)	2.180%	08/15/24	10,095	7,758,018
U.S. Treasury Strips Coupon(f)	2.250%	02/15/25	925	696,718
U.S. Treasury Strips Coupon(f)	2.610%	05/15/25	5,815	4,334,652
U.S. Treasury Strips Coupon(f)	2.970%	05/15/27	5,240	3,619,111
U.S. Treasury Strips Coupon(f)	3.240%	08/15/29	3,700	2,366,187
U.S. Treasury Strips Coupon(f)	3.750%	08/15/33	2,725	1,511,560

				139,242,279

TOTAL LONG-TERM INVESTMENTS (cost $368,763,585)				386,796,331

			Shares
SHORT-TERM INVESTMENTS — 27.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $53,518,381)(g)			5,427,398	48,792,305
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $58,371,889; includes $17,148,245 of cash collateral received for securities on loan) (Note 4)(g)(h)			58,371,889	58,371,889

TOTAL AFFILIATED MUTUAL FUNDS (cost $111,890,270)				107,164,194

TOTAL INVESTMENTS — 126.9% (cost $480,653,855)				493,960,525
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (26.9)%				(104,644,089)

NET ASSETS — 100.0%				$389,316,436

SEE NOTES TO FINANCIAL STATEMENTS.

A93

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FHLMC	Federal Home Loan Mortgage Association
FICO	Financing Corp.
I/O	Interest Only
NCUA	National Credit Union Administration
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,698,850; cash collateral of $17,148,245 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	All or partial principal amount totaling $29,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield on June 30, 2012.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Rate shown reflects the effective yield at June 30, 2012.

(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Long Positions:
177	2 Year U.S. Treasury Notes	Sep. 2012	$38,978,873	$38,973,187	$(5,686)
427	5 Year U.S. Treasury Notes	Sep. 2012	52,881,336	52,934,656	53,320
28	U.S. Ultra Bond	Sep. 2012	4,605,652	4,671,625	65,973

					113,607

Short Positions:
219	10 Year U.S. Treasury Notes	Sep. 2012	29,320,758	29,209,125	111,633
115	U.S. Long Bond	Sep. 2012	16,985,645	17,016,406	(30,761)

					80,872

					$194,479

Interest rate swap agreements outstanding at June 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$17,980	08/31/16	0.934%	3 month LIBOR(1)	$92,452	$—	$92,452	Credit Suisse International
17,880	08/31/16	0.977%	3 month LIBOR(2)	(123,207)	—	(123,207)	Citibank, NA
17,880	08/31/16	0.928%	3 month LIBOR(1)	87,490	—	87,490	Citibank, NA
5,595	08/31/16	0.975%	3 month LIBOR(2)	(38,130)	—	(38,130)	JPMorgan Chase Bank, NA
5,595	08/31/16	0.978%	3 month LIBOR(2)	(38,932)	—	(38,932)	JPMorgan Chase Bank, NA
880	09/14/16	1.206%	3 month LIBOR(2)	(17,073)	—	(17,073)	Deutsche Bank AG
26,910	11/30/16	0.948%	3 month LIBOR(2)	(75,146)	—	(75,146)	Citibank, NA
26,910	11/30/16	0.945%	3 month LIBOR(2)	(72,144)	—	(72,144)	Citibank, NA
16,695	11/30/16	0.913%	3 month LIBOR(2)	(22,605)	—	(22,605)	JPMorgan Chase Bank, NA
4,700	02/15/19	1.656%	3 month LIBOR(2)	(111,949)	—	(111,949)	Citibank, NA
4,700	02/15/19	1.794%	3 month LIBOR(1)	153,493	—	153,493	JPMorgan Chase Bank, NA
4,550	07/20/21	3.035%	3 month LIBOR(2)	592,011	—	592,011	Citibank, NA
4,560	11/23/21	2.148%	3 month LIBOR(2)	(185,340)	—	(185,340)	Citibank, NA

SEE NOTES TO FINANCIAL STATEMENTS.

A94

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$2,290	01/27/22	2.071%	3 month LIBOR(2)	$(88,979)	$—	$(88,979)	Citibank, NA
1,130	01/30/22	2.082%	3 month LIBOR(2)	(44,679)	—	(44,679)	Citibank, NA
2,410	02/07/22	2.056%	3 month LIBOR(2)	(88,210)	—	(88,210)	Citibank, NA
5,830	04/12/22	2.111%	3 month LIBOR(1)	212,833	—	212,833	Citibank, NA

				$231,885	$—	$231,885

#	Notional amount is shown in U.S. dollars unless otherwise stated.

LIBOR	London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,590,580	$—
Collateralized Mortgage Obligations	—	5,715,523	—
Commercial Mortgage-Backed Securities	—	58,824,076	—
Corporate Bonds	—	5,898,166	—
Mortgage-Backed Securities	—	164,828,012	—
Municipal Bond	—	747,665	—
U.S. Government Agency Obligations	—	6,950,030	—
U.S. Treasury Securities	—	139,242,279	—
Affiliated Mutual Funds	107,164,194	—	—
Other Financial Instruments*
Futures Contracts	194,479	—	—
Interest Rate Swap Agreements	—	231,885	—

Total	$107,358,673	$387,028,216	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 were as follows:

Mortgage-Backed Securities	42.3%
U.S. Treasury Securities	35.8
Affiliated Mutual Funds (including 4.4% of collateral received for securities on loan)	27.5
Commercial Mortgage-Backed Securities	15.1
U.S. Government Agency Obligations	1.8
Collateralized Mortgage Obligations	1.5
Corporate Bonds	1.5
Asset-Backed Securities	1.2
Municipal Bond	0.2

126.9
Liabilities in excess of other assets	(26.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A95

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$230,926	*	Due from broker — variation margin	$36,447	*
Interest rate contracts	Unrealized appreciation on swap agreements	1,138,279		Unrealized depreciation on swap agreements	906,394

Total		$1,369,205			$942,841

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$253,415	$(211,836)	$(2,554,647)	$63,987	$(2,449,081)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$566,102	$(210,719)	$355,383

For the six months ended June 30, 2012, the Portfolio’s average volume of derivative activities are as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$53,348,217	$45,573,890	$78,137

SEE NOTES TO FINANCIAL STATEMENTS.

A96

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $16,698,850:
Unaffiliated investments (cost $368,763,585)	$386,796,331
Affiliated investments (cost $111,890,270)	107,164,194
Cash	527,290
Receivable for investments sold	47,139,882
Dividends and interest receivable	1,720,034
Unrealized appreciation on swap agreements	1,138,279
Due from broker—variation margin	102,189
Receivable for Series shares sold	5,777
Foreign tax reclaim receivable	962
Prepaid expenses	348

Total Assets	544,595,286

LIABILITIES
Payable for investments purchased	136,886,096
Collateral for securities on loan	17,148,245
Unrealized depreciation on swap agreements	906,394
Management fee payable	127,331
Accrued expenses and other liabilities	111,732
Payable for Series shares repurchased	97,237
Affiliated transfer agent fee payable	926
Deferred trustees’ fees	889

Total Liabilities	155,278,850

NET ASSETS	$389,316,436

Net assets were comprised of:
Paid-in capital	$370,697,815
Retained earnings	18,618,621

Net assets, June 30, 2012	$389,316,436

Net asset value and redemption price per share, $389,316,436 / 32,207,435 outstanding shares of beneficial interest	$12.09

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Interest	$4,649,514
Affiliated dividend income	376,497
Affiliated income from securities loaned, net	13,324

5,039,335

EXPENSES
Management fee	800,511
Shareholders’ reports	70,000
Custodian’s fees and expenses	46,000
Audit fee	15,000
Trustees’ fees	6,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	5,282

Total expenses	956,793

NET INVESTMENT INCOME	4,082,542

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	6,934,982
Foreign currency transactions	43
Futures transactions	(2,554,647)
Swap agreement transactions	63,987
Option written transactions	(211,836)

4,232,529

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $702,986)	(545,229)
Futures	566,102
Swap agreements	(210,719)

(189,846)

NET GAIN ON INVESTMENTS	4,042,683

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,125,225

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,082,542	$10,051,753
Net realized gain on investments and foreign currency transactions	4,232,529	12,493,569
Net change in unrealized appreciation (depreciation) on investments	(189,846)	7,373,827

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,125,225	29,919,149

DISTRIBUTIONS	(16,720,027)	(18,318,094)

SERIES SHARE TRANSACTIONS:
Series shares sold [494,917 and 2,166,785 shares, respectively]	6,127,237	26,321,036
Series shares issued in reinvestment of distributions [1,382,466 and 1,519,181 shares, respectively]	16,720,027	18,318,094
Series shares repurchased [3,360,688 and 3,193,994 shares, respectively]	(41,589,952)	(38,827,001)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(18,742,688)	5,812,129

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,337,490)	17,413,184
NET ASSETS:
Beginning of period	416,653,926	399,240,742

End of period	$389,316,436	$416,653,926

SEE NOTES TO FINANCIAL STATEMENTS.

A97

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.5%
Boeing Co. (The)	135,036	$10,033,175
General Dynamics Corp.	66,000	4,353,360
Goodrich Corp.	21,800	2,766,420
Honeywell International, Inc.	141,050	7,876,232
L-3 Communications Holdings, Inc.	18,700	1,383,987
Lockheed Martin Corp.(a)	49,198	4,284,162
Northrop Grumman Corp.	44,726	2,853,071
Precision Castparts Corp.	25,600	4,210,944
Raytheon Co.	59,218	3,351,147
Rockwell Collins, Inc.	28,100	1,386,735
Textron, Inc.(a)	44,900	1,116,663
United Technologies Corp.	164,100	12,394,473

		56,010,369

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.(a)	30,200	1,767,606
Expeditors International of Washington, Inc.	38,900	1,507,375
FedEx Corp.	56,940	5,216,273
United Parcel Service, Inc. (Class B Stock)	171,200	13,483,712

		21,974,966

Airlines — 0.1%
Southwest Airlines Co.	139,337	1,284,687

Auto Components — 0.2%
BorgWarner, Inc.*(a)	18,700	1,226,533
Goodyear Tire & Rubber Co. (The)*	38,600	455,866
Johnson Controls, Inc.	126,000	3,491,460

		5,173,859

Automobiles — 0.4%
Ford Motor Co.(a)	704,559	6,756,721
Harley-Davidson, Inc.	41,300	1,888,649

		8,645,370

Beverages — 2.7%
Beam, Inc.	25,900	1,618,491
Brown-Forman Corp. (Class B Stock)	18,500	1,791,725
Coca-Cola Co. (The)(a)	407,000	31,823,330
Coca-Cola Enterprises, Inc.	48,800	1,368,352
Constellation Brands, Inc. (Class A Stock)*	30,100	814,506
Dr Pepper Snapple Group, Inc.(a)	38,800	1,697,500
Molson Coors Brewing Co. (Class B Stock)	29,100	1,210,851
Monster Beverage Corp.*	14,600	1,039,520
PepsiCo, Inc.	282,639	19,971,272

		61,335,547

Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc.*	32,700	3,247,110
Amgen, Inc.	143,094	10,451,586
Biogen Idec, Inc.*	43,525	6,284,139
Celgene Corp.*	80,500	5,164,880
Gilead Sciences, Inc.*	136,900	7,020,232

		32,167,947

Building Products — 0.0%
Masco Corp.	54,800	760,076

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 1.8%
Ameriprise Financial, Inc.	40,900	$2,137,434
Bank of New York Mellon Corp. (The)	215,089	4,721,204
BlackRock, Inc. (Class A Stock)	22,700	3,854,914
Charles Schwab Corp. (The)	192,300	2,486,439
E*Trade Financial Corp.*	43,610	350,624
Federated Investors, Inc. (Class B Stock)(a)	15,000	327,750
Franklin Resources, Inc.	26,400	2,930,136
Goldman Sachs Group, Inc. (The)	91,000	8,723,260
Invesco Ltd.	83,600	1,889,360
Legg Mason, Inc.	23,900	630,243
Morgan Stanley	276,410	4,032,822
Northern Trust Corp.	44,200	2,034,084
State Street Corp.	88,600	3,955,104
T. Rowe Price Group, Inc.(a)	46,900	2,952,824

		41,026,198

Chemicals — 2.3%
Air Products & Chemicals, Inc.	38,200	3,083,886
Airgas, Inc.	13,200	1,108,932
CF Industries Holdings, Inc.	12,400	2,402,376
Dow Chemical Co. (The)	213,461	6,724,021
E.I. du Pont de Nemours & Co.(a)	167,991	8,495,305
Eastman Chemical Co.(a)	25,600	1,289,472
Ecolab, Inc.	50,400	3,453,912
FMC Corp.	25,200	1,347,696
International Flavors & Fragrances, Inc.	16,100	882,280
Monsanto Co.	96,996	8,029,329
Mosaic Co. (The)	54,200	2,967,992
PPG Industries, Inc.	26,700	2,833,404
Praxair, Inc.	54,400	5,914,912
Sherwin-Williams Co. (The)	15,700	2,077,895
Sigma-Aldrich Corp.(a)	20,700	1,530,351

		52,141,763

Commercial Banks — 2.9%
BB&T Corp.	128,300	3,958,055
Comerica, Inc.	33,950	1,042,604
Fifth Third Bancorp	167,749	2,247,837
First Horizon National Corp.	39,745	343,794
Huntington Bancshares, Inc.(a)	156,775	1,003,360
KeyCorp	179,700	1,390,878
M&T Bank Corp.	23,800	1,965,166
PNC Financial Services Group, Inc.	96,693	5,908,909
Regions Financial Corp.	255,912	1,727,406
SunTrust Banks, Inc.	100,800	2,442,384
U.S. Bancorp	346,781	11,152,477
Wells Fargo & Co.	954,086	31,904,636
Zions Bancorporation(a)	30,000	582,600

		65,670,106

Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	19,000	519,460
Cintas Corp.	21,700	837,837
Iron Mountain, Inc.	32,100	1,058,016
Pitney Bowes, Inc.(a)	34,700	519,459
Republic Services, Inc.	58,310	1,542,883

SEE NOTES TO FINANCIAL STATEMENTS.

A98

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies (continued)
RR Donnelley & Sons Co.(a)	31,300	$368,401
Stericycle, Inc.*(a)	13,900	1,274,213
Waste Management, Inc.	85,030	2,840,002

		8,960,271

Communications Equipment — 1.8%
Cisco Systems, Inc.	977,000	16,775,090
F5 Networks, Inc.*	14,800	1,473,488
Harris Corp.	20,700	866,295
JDS Uniphase Corp.*(a)	39,587	435,457
Juniper Networks, Inc.*	98,000	1,598,380
Motorola Solutions, Inc.	53,927	2,594,428
QUALCOMM, Inc.	305,700	17,021,376

		40,764,514

Computers & Peripherals — 5.5%
Apple, Inc.*	168,400	98,345,600
Dell, Inc.*(a)	283,500	3,549,420
EMC Corp.*	371,574	9,523,442
Hewlett-Packard Co.	357,616	7,191,658
Lexmark International, Inc. (Class A Stock)	12,314	327,306
NetApp, Inc.*	66,800	2,125,576
SanDisk Corp.*	41,900	1,528,512
Seagate Technology PLC (Ireland)	15,000	370,950
Western Digital Corp.*	38,600	1,176,528

		124,138,992

Construction & Engineering — 0.1%
Fluor Corp.	31,700	1,564,078
Jacobs Engineering Group, Inc.*	22,200	840,492
Quanta Services, Inc.*(a)	33,000	794,310

		3,198,880

Construction Materials — 0.0%
Vulcan Materials Co.	22,300	885,533

Consumer Finance — 0.9%
American Express Co.	181,200	10,547,652
Capital One Financial Corp.	100,769	5,508,033
Discover Financial Services	96,805	3,347,517
SLM Corp.	98,000	1,539,580

		20,942,782

Containers & Packaging — 0.1%
Ball Corp.	29,900	1,227,395
Bemis Co., Inc.	17,900	560,986
Owens-Illinois, Inc.*	30,400	582,768
Sealed Air Corp.	31,620	488,213

		2,859,362

Distributors — 0.1%
Genuine Parts Co.	28,825	1,736,706

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)*(a)	22,700	821,513
DeVry, Inc.	10,000	309,700
H&R Block, Inc.(a)	54,500	870,910

		2,002,123

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 2.8%
Bank of America Corp.	1,935,632	$15,833,470
Citigroup, Inc.	534,697	14,656,045
CME Group, Inc.	12,120	3,249,493
IntercontinentalExchange, Inc.*(a)	12,900	1,754,142
JPMorgan Chase & Co.	692,145	24,730,341
Leucadia National Corp.	37,600	799,752
Moody’s Corp.	36,720	1,342,116
NASDAQ OMX Group, Inc. (The)	24,600	557,682
NYSE Euronext	48,500	1,240,630

		64,163,671

Diversified Telecommunication Services — 3.0%
AT&T, Inc.	1,058,011	37,728,672
CenturyLink, Inc.(a)	113,585	4,485,472
Frontier Communications Corp.(a)	177,916	681,418
Verizon Communications, Inc.(a)	516,338	22,946,061
Windstream Corp.(a)	96,065	927,988

		66,769,611

Electric Utilities — 2.1%
American Electric Power Co., Inc.	90,040	3,592,596
Duke Energy Corp.(a)	240,782	5,552,433
Edison International	60,100	2,776,620
Entergy Corp.	32,700	2,220,003
Exelon Corp.	153,073	5,758,606
FirstEnergy Corp.	76,280	3,752,213
NextEra Energy, Inc.(a)	76,400	5,257,084
Northeast Utilities	52,800	2,049,168
Pepco Holdings, Inc.(a)	36,200	708,434
Pinnacle West Capital Corp.	20,900	1,081,366
PPL Corp.	102,700	2,856,087
Progress Energy, Inc.	53,614	3,225,955
Southern Co.	153,900	7,125,570
Xcel Energy, Inc.	90,095	2,559,599

		48,515,734

Electrical Equipment — 0.5%
Cooper Industries PLC	27,700	1,888,586
Emerson Electric Co.(a)	132,100	6,153,218
Rockwell Automation, Inc.	25,900	1,710,954
Roper Industries, Inc.	17,100	1,685,718

		11,438,476

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	30,300	1,664,076
Corning, Inc.	279,200	3,610,056
FLIR Systems, Inc.	23,500	458,250
Jabil Circuit, Inc.	36,400	740,012
Molex, Inc.	26,600	636,804
TE Connectivity Ltd.	76,600	2,444,306

		9,553,504

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	80,248	3,298,193
Cameron International Corp.*	41,800	1,785,278
Diamond Offshore Drilling, Inc.(a)	12,500	739,125
FMC Technologies, Inc.*	44,600	1,749,658
Halliburton Co.	164,700	4,675,833
Helmerich & Payne, Inc.	19,900	865,252

SEE NOTES TO FINANCIAL STATEMENTS.

A99

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
Nabors Industries Ltd.*	56,600	$815,040
National Oilwell Varco, Inc.	77,700	5,006,988
Noble Corp.	45,300	1,473,609
Rowan Cos. PLC (Class A Stock)*	20,500	662,765
Schlumberger Ltd.	241,722	15,690,175

		36,761,916

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	78,132	7,422,540
CVS Caremark Corp.	235,238	10,992,672
Kroger Co. (The)	105,600	2,448,864
Safeway, Inc.(a)	47,500	862,125
Sysco Corp.	101,500	3,025,715
Walgreen Co.	157,400	4,655,892
Wal-Mart Stores, Inc.	311,800	21,738,696
Whole Foods Market, Inc.	29,000	2,764,280

		53,910,784

Food Products — 1.7%
Archer-Daniels-Midland Co.	121,238	3,578,946
Campbell Soup Co.	30,100	1,004,738
ConAgra Foods, Inc.	70,300	1,822,879
Dean Foods Co.*	24,300	413,829
General Mills, Inc.	116,700	4,497,618
H.J. Heinz Co.	56,050	3,047,999
Hershey Co. (The)	27,100	1,952,013
Hormel Foods Corp.(a)	25,600	778,752
J.M. Smucker Co. (The)	20,300	1,533,056
Kellogg Co.	45,100	2,224,783
Kraft Foods, Inc. (Class A Stock)	319,211	12,327,929
McCormick & Co., Inc.	24,800	1,504,120
Mead Johnson Nutrition Co.	37,293	3,002,459
Tyson Foods, Inc. (Class A Stock)	56,100	1,056,363

		38,745,484

Gas Utilities — 0.1%
AGL Resources, Inc.	17,537	679,559
ONEOK, Inc.(a)	36,240	1,533,314

		2,212,873

Healthcare Equipment & Supplies — 1.8%
Baxter International, Inc.	102,700	5,458,505
Becton, Dickinson & Co.	38,300	2,862,925
Boston Scientific Corp.*	277,799	1,575,120
C.R. Bard, Inc.(a)	16,000	1,719,040
CareFusion Corp.*	39,537	1,015,310
Covidien PLC	85,100	4,552,850
DENTSPLY International, Inc.	22,500	850,725
Edwards Lifesciences Corp.*	20,200	2,086,660
Intuitive Surgical, Inc.*	7,200	3,987,288
Medtronic, Inc.	188,200	7,288,986
St. Jude Medical, Inc.	59,800	2,386,618
Stryker Corp.	57,900	3,190,290
Varian Medical Systems, Inc.*(a)	20,400	1,239,708
Zimmer Holdings, Inc.	33,386	2,148,723

		40,362,748

Healthcare Providers & Services — 2.1%
Aetna, Inc.	64,448	2,498,649
AmerisourceBergen Corp.	47,100	1,853,385

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
Cardinal Health, Inc.	58,975	$2,476,950
CIGNA Corp.	52,100	2,292,400
Coventry Health Care, Inc.	27,650	878,994
DaVita, Inc.*(a)	17,500	1,718,675
Express Scripts Holding Co.*	145,551	8,126,112
Humana, Inc.	30,600	2,369,664
Laboratory Corp. of America Holdings*(a)	17,500	1,620,675
McKesson Corp.	43,407	4,069,406
Patterson Cos., Inc.	15,900	548,073
Quest Diagnostics, Inc.	28,100	1,683,190
Tenet Healthcare Corp.*	80,000	419,200
UnitedHealth Group, Inc.	188,400	11,021,400
WellPoint, Inc.	61,200	3,903,948

		45,480,721

Healthcare Technology — 0.1%
Cerner Corp.*(a)	24,900	2,058,234

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.(a)	78,900	2,703,903
Chipotle Mexican Grill, Inc.*(a)	5,500	2,089,725
Darden Restaurants, Inc.(a)	23,350	1,182,210
International Game Technology(a)	56,100	883,575
Marriott International, Inc. (Class A Stock)(a)	48,103	1,885,638
McDonald’s Corp.	185,100	16,386,903
Starbucks Corp.	134,000	7,144,880
Starwood Hotels & Resorts Worldwide, Inc.	32,800	1,739,712
Wyndham Worldwide Corp.	27,463	1,448,399
Wynn Resorts Ltd.	13,100	1,358,732
Yum! Brands, Inc.	81,800	5,269,556

		42,093,233

Household Durables — 0.2%
D.R. Horton, Inc.(a)	45,200	830,776
Harman International Industries, Inc.(a)	14,100	558,360
Leggett & Platt, Inc.	28,200	595,866
Lennar Corp. (Class A Stock)(a)	24,300	751,113
Newell Rubbermaid, Inc.	55,749	1,011,287
Pulte Group, Inc.*(a)	48,385	517,719
Whirlpool Corp.(a)	14,607	893,364

		5,158,485

Household Products — 2.1%
Clorox Co. (The)(a)	24,400	1,768,024
Colgate-Palmolive Co.	86,200	8,973,420
Kimberly-Clark Corp.(a)	71,988	6,030,435
Procter & Gamble Co. (The)	494,081	30,262,461

		47,034,340

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)*	117,900	1,512,657
NRG Energy, Inc.*(a)	45,800	795,088

		2,307,745

SEE NOTES TO FINANCIAL STATEMENTS.

A100

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Industrial Conglomerates — 2.7%
3M Co.(a)	125,500	$11,244,800
Danaher Corp.	102,200	5,322,576
General Electric Co.	1,910,500	39,814,820
Tyco International Ltd.	83,800	4,428,830

		60,811,026

Insurance — 3.4%
ACE Ltd.	63,900	4,736,907
Aflac, Inc.	89,700	3,820,323
Allstate Corp. (The)	95,288	3,343,656
American International Group, Inc.*	110,629	3,550,085
Aon PLC (United Kingdom)	62,425	2,920,242
Assurant, Inc.(a)	20,600	717,704
Berkshire Hathaway, Inc. (Class B Stock)*	316,400	26,365,612
Chubb Corp. (The)	51,300	3,735,666
Cincinnati Financial Corp.	30,128	1,146,973
Genworth Financial, Inc. (Class A Stock)*	103,200	584,112
Hartford Financial Services Group, Inc. (The)	84,300	1,486,209
Lincoln National Corp.	58,963	1,289,521
Loews Corp.	60,626	2,480,210
Marsh & McLennan Cos., Inc.(a)	103,400	3,332,582
MetLife, Inc.	197,700	6,099,045
Principal Financial Group, Inc.(a)	62,000	1,626,260
Progressive Corp. (The)(a)	119,800	2,495,434
Torchmark Corp.	20,750	1,048,912
Travelers Cos., Inc. (The)	73,598	4,698,496
Unum Group	61,356	1,173,740
XL Group PLC (Class A Stock)	59,500	1,251,880

		77,903,569

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	64,800	14,797,080
Expedia, Inc.(a)	16,700	802,769
Netflix, Inc.*(a)	8,700	595,689
priceline.com, Inc.*	8,900	5,914,228
TripAdvisor, Inc.*(a)	16,500	737,385

		22,847,151

Internet Software & Services — 1.8%
Akamai Technologies, Inc.*	33,500	1,063,625
eBay, Inc.*	205,900	8,649,859
Google, Inc. (Class A Stock)*	45,890	26,619,412
VeriSign, Inc.*(a)	26,400	1,150,248
Yahoo!, Inc.*	219,200	3,469,936

		40,953,080

IT Services — 3.8%
Accenture PLC (Ireland) (Class A Stock)	117,300	7,048,557
Automatic Data Processing, Inc.	89,800	4,998,268
Cognizant Technology Solutions Corp. (Class A Stock)*	55,600	3,336,000
Computer Sciences Corp.	26,300	652,766
Fidelity National Information Services, Inc.	43,900	1,496,112
Fiserv, Inc.*	23,100	1,668,282

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services (continued)
International Business Machines Corp.	208,400	$40,758,872
Mastercard, Inc. (Class A Stock)	19,100	8,215,101
Paychex, Inc.(a)	58,550	1,839,056
SAIC, Inc.	54,400	659,328
Teradata Corp.*	29,600	2,131,496
Total System Services, Inc.	29,993	717,732
Visa, Inc. (Class A Stock)	90,500	11,188,515
Western Union Co. (The)	115,004	1,936,667

		86,646,752

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	22,150	750,220
Mattel, Inc.(a)	57,681	1,871,172

		2,621,392

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	65,682	2,577,361
Life Technologies Corp.*	33,330	1,499,517
PerkinElmer, Inc.	23,200	598,560
Thermo Fisher Scientific, Inc.	68,400	3,550,644
Waters Corp.*(a)	15,900	1,263,573

		9,489,655

Machinery — 1.8%
Caterpillar, Inc.	116,800	9,917,488
Cummins, Inc.	35,800	3,469,378
Deere & Co.	74,000	5,984,380
Dover Corp.	35,100	1,881,711
Eaton Corp.(a)	62,200	2,464,986
Flowserve Corp.	9,400	1,078,650
Illinois Tool Works, Inc.	86,900	4,596,141
Ingersoll-Rand PLC	54,700	2,307,246
Joy Global, Inc.	16,600	941,718
PACCAR, Inc.	66,128	2,591,556
Pall Corp.(a)	20,100	1,101,681
Parker Hannifin Corp.(a)	27,487	2,113,201
Snap-on, Inc.(a)	11,000	684,750
Stanley Black & Decker, Inc.	30,535	1,965,233
Xylem, Inc.	27,600	694,692

		41,792,811

Media — 3.4%
Cablevision Systems Corp. (Class A Stock)(a)	33,800	449,202
CBS Corp. (Class B Stock)	119,668	3,922,717
Comcast Corp. (Class A Stock)	487,146	15,574,058
DIRECTV (Class A Stock)*	121,500	5,931,630
Discovery Communications, Inc. (Class A Stock)*(a)	45,500	2,457,000
Gannett Co., Inc.(a)	42,900	631,917
Interpublic Group of Cos., Inc. (The)	83,162	902,308
McGraw-Hill Cos., Inc. (The)	49,900	2,245,500
News Corp. (Class A Stock)	377,500	8,414,475
Omnicom Group, Inc.(a)	51,100	2,483,460
Scripps Networks Interactive, Inc. (Class A Stock)	15,600	887,016
Time Warner Cable, Inc.	56,726	4,657,205
Time Warner, Inc.(a)	174,440	6,715,940
Viacom, Inc. (Class B Stock)	98,968	4,653,475

SEE NOTES TO FINANCIAL STATEMENTS.

A101

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Walt Disney Co. (The)	322,201	$15,626,748
Washington Post Co. (The) (Class B Stock)(a)	1,000	373,820

		75,926,471

Metals & Mining — 0.7%
Alcoa, Inc.(a)	195,776	1,713,040
Allegheny Technologies, Inc.	15,440	492,382
Cliffs Natural Resources, Inc.(a)	27,000	1,330,830
Freeport-McMoRan Copper & Gold, Inc.	175,912	5,993,322
Newmont Mining Corp.	90,403	4,385,449
Nucor Corp.	58,500	2,217,150
Titanium Metals Corp.	6,000	67,860
United States Steel Corp.(a)	21,140	435,484

		16,635,517

Multiline Retail — 0.8%
Big Lots, Inc.*	11,300	460,927
Dollar Tree, Inc.*	42,800	2,302,640
Family Dollar Stores, Inc.	21,700	1,442,616
J.C. Penney Co., Inc.(a)	22,700	529,137
Kohl’s Corp.(a)	45,200	2,056,148
Macy’s, Inc.	74,220	2,549,457
Nordstrom, Inc.	30,100	1,495,669
Sears Holdings Corp.*(a)	4,500	268,650
Target Corp.	121,068	7,044,947

		18,150,191

Multi-Utilities — 1.3%
Ameren Corp.	45,300	1,519,362
CenterPoint Energy, Inc.	70,610	1,459,509
CMS Energy Corp.	41,900	984,650
Consolidated Edison, Inc.	52,400	3,258,756
Dominion Resources, Inc.	105,184	5,679,936
DTE Energy Co.	32,000	1,898,560
Integrys Energy Group, Inc.(a)	12,050	685,283
NiSource, Inc.	45,100	1,116,225
PG&E Corp.	73,500	3,327,345
Public Service Enterprise Group, Inc.	89,200	2,899,000
SCANA Corp.	22,200	1,062,048
Sempra Energy	41,754	2,876,016
TECO Energy, Inc.	38,200	689,892
Wisconsin Energy Corp.(a)	42,100	1,665,897

		29,122,479

Office Electronics — 0.1%
Xerox Corp.	247,511	1,947,912

Oil, Gas & Consumable Fuels — 9.0%
Alpha Natural Resources, Inc.*	38,605	336,250
Anadarko Petroleum Corp.	91,126	6,032,541
Apache Corp.	69,250	6,086,382
Cabot Oil & Gas Corp.(a)	38,200	1,505,080
Chesapeake Energy Corp.(a)	115,900	2,155,740
Chevron Corp.	356,892	37,652,106
ConocoPhillips(a)	228,179	12,750,643
Consol Energy, Inc.(a)	42,500	1,285,200
Denbury Resources, Inc.*	70,300	1,062,233

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	74,100	$4,297,059
EOG Resources, Inc.	48,200	4,343,302
EQT Corp.	26,400	1,415,832
Exxon Mobil Corp.	843,454	72,174,359
Hess Corp.	54,600	2,372,370
Kinder Morgan, Inc.	86,643	2,791,648
Marathon Oil Corp.	130,594	3,339,289
Marathon Petroleum Corp.(a)	63,647	2,859,023
Murphy Oil Corp.	32,500	1,634,425
Newfield Exploration Co.*	23,700	694,647
Noble Energy, Inc.	32,400	2,748,168
Occidental Petroleum Corp.	146,100	12,530,997
Peabody Energy Corp.	51,400	1,260,328
Phillips 66*	115,139	3,827,220
Pioneer Natural Resources Co.(a)	21,200	1,870,052
QEP Resources, Inc.	29,200	875,124
Range Resources Corp.	29,500	1,825,165
Southwestern Energy Co.*	64,300	2,053,099
Spectra Energy Corp.	119,042	3,459,361
Sunoco, Inc.	17,600	836,000
Tesoro Corp.*	26,500	661,440
Valero Energy Corp.	103,300	2,494,695
Williams Cos., Inc. (The)	111,200	3,204,784
WPX Energy, Inc.*(a)	36,133	584,637

		203,019,199

Paper & Forest Products — 0.1%
International Paper Co.	79,667	2,303,173
MeadWestvaco Corp.	33,989	977,184

		3,280,357

Personal Products — 0.2%
Avon Products, Inc.	78,700	1,275,727
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,200	2,121,504

		3,397,231

Pharmaceuticals — 6.1%
Abbott Laboratories	284,800	18,361,056
Allergan, Inc.	54,900	5,082,093
Bristol-Myers Squibb Co.	305,740	10,991,353
Eli Lilly & Co.	185,200	7,946,932
Forest Laboratories, Inc.*	49,200	1,721,508
Hospira, Inc.*(a)	28,920	1,011,621
Johnson & Johnson(a)	495,271	33,460,509
Merck & Co., Inc.	550,304	22,975,185
Mylan, Inc.*	76,300	1,630,531
Perrigo Co.	15,700	1,851,501
Pfizer, Inc.	1,355,473	31,175,879
Watson Pharmaceuticals, Inc.*	23,300	1,723,967

		137,932,135

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	7,700	548,009
Equifax, Inc.	22,800	1,062,480
Robert Half International, Inc.(a)	23,100	659,967

		2,270,456

SEE NOTES TO FINANCIAL STATEMENTS.

A102

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts — 2.1%
American Tower Corp.	72,500	$5,068,475
Apartment Investment & Management Co. (Class A Stock)(a)	20,974	566,927
AvalonBay Communities, Inc.(a)	16,318	2,308,671
Boston Properties, Inc.(a)	28,100	3,045,197
Equity Residential	52,700	3,286,372
HCP, Inc.(a)	72,500	3,200,875
Health Care REIT, Inc.(a)	35,300	2,057,990
Host Hotels & Resorts, Inc.(a)	123,726	1,957,345
Kimco Realty Corp.(a)	76,400	1,453,892
Plum Creek Timber Co., Inc.(a)	25,900	1,028,230
ProLogis, Inc.(a)	81,228	2,699,206
Public Storage	25,400	3,668,014
Simon Property Group, Inc.	55,601	8,654,852
Ventas, Inc.	51,204	3,231,996
Vornado Realty Trust	33,257	2,792,923
Weyerhaeuser Co.	99,310	2,220,572

		47,241,537

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*(a)	53,500	875,260

Road & Rail — 0.9%
CSX Corp.	194,272	4,343,922
Norfolk Southern Corp.	59,800	4,291,846
Ryder System, Inc.	10,700	385,307
Union Pacific Corp.	86,400	10,308,384

		19,329,459

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*(a)	102,600	587,898
Altera Corp.	57,500	1,945,800
Analog Devices, Inc.(a)	56,000	2,109,520
Applied Materials, Inc.	243,400	2,789,364
Broadcom Corp. (Class A Stock)(a)	86,950	2,938,910
First Solar, Inc.*(a)	3,000	45,180
Intel Corp.	909,600	24,240,840
KLA-Tencor Corp.	32,000	1,576,000
LAM Research Corp.*(a)	31,350	1,183,149
Linear Technology Corp.	43,500	1,362,855
LSI Corp.*	108,400	690,508
Microchip Technology, Inc.(a)	30,500	1,008,940
Micron Technology, Inc.*	160,300	1,011,493
NVIDIA Corp.*	108,250	1,496,015
Teradyne, Inc.*(a)	32,200	452,732
Texas Instruments, Inc.	210,400	6,036,376
Xilinx, Inc.	44,000	1,477,080

		50,952,660

Software — 3.7%
Adobe Systems, Inc.*	92,100	2,981,277
Autodesk, Inc.*	41,400	1,448,586
BMC Software, Inc.*	30,300	1,293,204
CA, Inc.	67,673	1,833,261
Citrix Systems, Inc.*	33,900	2,845,566
Electronic Arts, Inc.*	56,900	702,715
Intuit, Inc.	54,000	3,204,900
Microsoft Corp.	1,352,800	41,382,152
Oracle Corp.	707,120	21,001,464

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Red Hat, Inc.*	35,600	$2,010,688
Salesforce.com, Inc.*(a)	23,900	3,304,414
Symantec Corp.*	137,611	2,010,497

		84,018,724

Specialty Retail — 2.0%
Abercrombie & Fitch Co. (Class A Stock)	15,000	512,100
AutoNation, Inc.*(a)	4,289	151,316
AutoZone, Inc.*	5,000	1,835,850
Bed Bath & Beyond, Inc.*	43,400	2,682,120
Best Buy Co., Inc.(a)	51,725	1,084,156
CarMax, Inc.*(a)	40,000	1,037,600
GameStop Corp. (Class A Stock)(a)	26,800	492,048
Gap, Inc. (The)(a)	61,887	1,693,228
Home Depot, Inc. (The)	278,219	14,742,825
Limited Brands, Inc.	44,796	1,905,174
Lowe’s Cos., Inc.(a)	211,800	6,023,592
O’Reilly Automotive, Inc.*	23,300	1,951,841
Ross Stores, Inc.	42,100	2,629,987
Staples, Inc.	131,000	1,709,550
Tiffany & Co.	20,900	1,106,655
TJX Cos., Inc.	139,100	5,971,563
Urban Outfitters, Inc.*(a)	19,000	524,210

		46,053,815

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	53,500	3,128,680
Fossil, Inc.*	8,300	635,282
NIKE, Inc. (Class B Stock)	65,100	5,714,478
Ralph Lauren Corp.	12,400	1,736,744
VF Corp.	15,536	2,073,279

		13,288,463

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	101,300	645,281
People’s United Financial, Inc.	64,900	753,489

		1,398,770

Tobacco — 2.0%
Altria Group, Inc.	369,200	12,755,860
Lorillard, Inc.	23,931	3,157,695
Philip Morris International, Inc.	308,000	26,876,080
Reynolds American, Inc.	59,300	2,660,791

		45,450,426

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	54,500	2,196,895
W.W. Grainger, Inc.	11,000	2,103,640

		4,300,535

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	42,800	2,510,648
MetroPCS Communications, Inc.*	47,100	284,955
Sprint Nextel Corp.*(a)	579,622	1,889,568

		4,685,171

TOTAL LONG-TERM INVESTMENTS (cost $1,141,131,643)		2,220,589,814

SEE NOTES TO FINANCIAL STATEMENTS.

A103

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

SHORT-TERM INVESTMENTS — 11.8%	Shares	Value (Note 2)

Affiliated Money Market Mutual Fund — 11.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $263,988,671; includes $227,971,474 of cash collateral received for securities on loan)(Note 4)(b)(c)	263,988,671	$263,988,671

	Principal Amount (000)
U.S. Government Obligation — 0.1%
U.S. Treasury Bill, 0.07%, 09/20/2012(d)(e) (cost $2,999,460)	$3,000	2,999,517

TOTAL SHORT-TERM INVESTMENTS (cost $266,988,131)		266,988,188

TOTAL INVESTMENTS — 109.9% (cost $1,408,119,774)		2,487,578,002
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (9.9%)		(223,952,465)

NET ASSETS — 100.0%		$2,263,625,537

The following abbreviations are used in portfolio descriptions:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $226,958,069; cash collateral of $227,971,474 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open future contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation
Long Position:
128	S&P 500 Index	Sept. 2012	$42,035,162	$43,404,800	$1,369,638

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,220,589,814	$—	$—
Affiliated Money Market Mutual Fund	263,988,671	—	—
U.S. Government Obligation	—	2,999,517	—
Other Financial Instruments*
Futures	1,369,638	—	—

Total	$2,485,948,123	$2,999,517	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A104

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2012 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 was as follows:

Affiliated Money Market Mutual Fund (including 10.1% of collateral received for securities on loan)	11.7%
Oil, Gas & Consumable Fuels	9.0
Pharmaceuticals	6.1
Computers & Peripherals	5.5
IT Services	3.8
Software	3.7
Insurance	3.4
Media	3.4
Diversified Telecommunication Services	3.0
Commercial Banks	2.9
Diversified Financial Services	2.8
Beverages	2.7
Industrial Conglomerates	2.7
Aerospace & Defense	2.5
Food & Staples Retailing	2.4
Chemicals	2.3
Semiconductors & Semiconductor Equipment	2.3
Electric Utilities	2.1
Household Products	2.1
Healthcare Providers & Services	2.1
Real Estate Investment Trusts	2.1
Specialty Retail	2.0
Tobacco	2.0
Hotels, Restaurants & Leisure	1.9
Capital Markets	1.8
Communications Equipment	1.8
Healthcare Equipment & Supplies	1.8
Internet Software & Services	1.8
Machinery	1.8
Food Products	1.7
Energy Equipment & Services	1.6
Biotechnology	1.4
Multi-Utilities	1.3
Air Freight & Logistics	1.0

Internet & Catalog Retail	1.0%
Consumer Finance	0.9
Road & Rail	0.9
Multiline Retail	0.8
Metals & Mining	0.7
Textiles, Apparel & Luxury Goods	0.6
Electrical Equipment	0.5
Automobiles	0.4
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments & Components	0.4
Life Sciences Tools & Services	0.4
Auto Components	0.2
Household Durables	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Wireless Telecommunication Services	0.2
Airline	0.1
Construction & Engineering	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Healthcare Technology	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Paper & Forest Products	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.1
U.S. Government Obligation	0.1

109.9
Liabilities in excess of other assets	(9.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker — variation margin	$1,369,638	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$3,536,064

Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$421,936

For the six months ended June 30, 2012, the average value at trade date for futures long position was $43,224,575.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS
Investments, at value including securities on loan of $226,958,069:
Unaffiliated investments (cost $1,144,131,103)	$2,223,589,331
Affiliated investments (cost $263,988,671)	263,988,671
Dividends and interest receivable	2,944,815
Receivable for investments sold	2,805,545
Due from broker—variation margin	1,094,721
Receivable for Series shares sold	3,181
Prepaid expenses	2,032

Total Assets	2,494,428,296

LIABILITIES
Collateral for securities on loan	227,971,474
Payable for investments purchased	1,399,730
Payable for Series shares repurchased	654,555
Management fee payable	540,977
Accrued expenses and other liabilities	161,471
Payable to custodian	73,626
Affiliated transfer agent fee payable	926

Total Liabilities	230,802,759

NET ASSETS	$2,263,625,537

Net assets were comprised of:
Paid-in capital	$1,181,913,514
Retained earnings	1,081,712,023

Net assets, June 30, 2012	$2,263,625,537

Net asset value and redemption price per share, $2,263,625,537 / 67,166,865 outstanding shares of beneficial interest	$33.70

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2012

INVESTMENT INCOME
Unaffiliated dividend income	$24,236,579
Affiliated income from securities loaned, net	171,667
Affiliated dividend income	39,800
Interest	1,021

24,449,067

EXPENSES
Management fee	3,969,127
Custodian’s fees and expenses	110,000
Shareholders’ reports	75,000
Trustees’ fees	16,000
Insurance expenses	12,000
Audit fee	10,000
Transfer agent’s fee and expenses (including affiliated expense of $2,800) (Note 4)	6,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	10,541

Total expenses	4,218,668
Less: Management fee waiver (Note 3)	(567,018)

Net expenses	3,651,650

NET INVESTMENT INCOME	20,797,417

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	26,513,359
Futures	3,536,064

30,049,423

Net change in unrealized appreciation (depreciation) on:
Investments	150,487,198
Futures	421,936

150,909,134

NET GAIN ON INVESTMENTS	180,958,557

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$201,755,974

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,797,417	$38,928,475
Net realized gain on investments	30,049,423	31,044,681
Net change in unrealized appreciation (depreciation) on investments	150,909,134	(25,573,488)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	201,755,974	44,399,668

DISTRIBUTIONS	(45,812,464)	(36,002,280)

SERIES SHARE TRANSACTIONS:
Series shares sold [498,903 and 1,251,307 shares, respectively]	16,870,599	39,571,327
Series shares issued in reinvestment of distributions [1,398,000 and 1,145,475 shares, respectively]	45,812,464	36,002,280
Series shares repurchased [3,451,842 and 6,278,327 shares, respectively]	(117,412,383)	(199,110,942)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(54,729,320)	(123,537,335)

TOTAL INCREASE (DECREASE) IN NET ASSETS	101,214,190	(115,139,947)
NET ASSETS:
Beginning of period	2,162,411,347	2,277,551,294

End of period	$2,263,625,537	$2,162,411,347

SEE NOTES TO FINANCIAL STATEMENTS.

A106

NOTES TO THE FINANCIAL STATEMENTS OF THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to seven Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuations:    Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to the Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolios’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following each Portfolio’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the

B1

last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

The Portfolios value short-term debt securities of sufficient credit quality which mature in 60 days or less at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Each Portfolio may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case

B2

may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may be delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales:    Certain Portfolios of the Series Fund may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

B3

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

Certain Portfolios of the Series Fund entered into financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve duration. Certain Portfolios entered into equity index futures contracts to gain market exposure. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options:    Certain Portfolios of the Series Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities and foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows

B4

to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios in the Series Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of particular issuer’s default by selling credit default swaps. The Portfolios’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Portfolio and the counterparty that permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

B5

As of June 30, 2012, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are charged directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

B6

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Bond and Government Income Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion*	0.30

*	Effective August 1, 2010, PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

At June 30, 2012, the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

B7

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2012, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$47,196
Diversified Bond Portfolio	34,030
Equity Portfolio	217,208
Flexible Managed Portfolio	33,215
Global Portfolio	17,320
Government Income Portfolio	3,980
Stock Index Portfolio	51,277

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2012 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$1,507,016,155	$1,629,326,531
Diversified Bond Portfolio	510,187,964	753,603,723
Equity Portfolio	762,012,527	906,034,742
Flexible Managed Portfolio	2,683,598,285	2,811,891,108
Global Portfolio	150,362,586	170,353,647
Government Income Portfolio	2,212,213,661	2,243,817,611
Stock Index Portfolio	16,053,121	91,730,899

Options written transactions, during the six months ended June 30, 2012, were as follows:

Conservative Balanced Portfolio	Contracts	Premiums
Balance as of December 31, 2011	—	$—
Options written	259	37,175
Options terminated in closing purchase transactions	(259)	(37,175)
Options expired	—	—

Balance as of June 30, 2012	—	$—

Diversified Bond Portfolio	Contracts	Premiums
Balance as of December 31, 2011	—	$—
Options written	577	97,856
Options terminated in closing purchase transactions	(577)	(97,856)
Options expired	—	—

Balance as of June 30, 2012	—	$—

B8

Flexible Managed Portfolio	Contracts	Premiums
Balance as of December 31, 2011	—	$—
Options written	339	48,461
Options terminated in closing purchase transactions	(339)	(48,461)
Options expired	—	—

Balance as of June 30, 2012	—	$—

Government Income Portfolio	Contracts	Premiums
Balance as of December 31, 2011	—	$—
Options written	245	35,176
Options terminated in closing purchase transactions	(245)	(35,176)
Options expired	—	—

Balance as of June 30, 2012	—	$—

Note 6:	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2012, the Equity Portfolio has Class II shares outstanding.

Transactions in shares of beneficial interest of the Equity Portfolio were as follows:

Equity Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2012:
Series shares sold	397,380	$10,120,740
Series shares issued in reinvestment of distributions	764,646	18,817,932
Series shares repurchased	(5,095,065)	(132,337,576)

Net increase (decrease) in shares outstanding	(3,933,039)	$(103,398,904)

Year ended December 31, 2011:
Series shares sold	781,393	$19,351,385
Series shares issued in reinvestment of distributions	887,087	22,097,344
Series shares repurchased	(9,666,900)	(241,561,350)

Net increase (decrease) in shares outstanding	(7,998,420)	$(200,112,621)

B9

Equity Portfolio (cont’d):

Class II	Shares	Amount
Six months ended June 30, 2012:
Series shares sold	2,739	$72,600
Series shares issued in reinvestment of distributions	170	4,233
Series shares repurchased	(14,560)	(358,935)

Net increase (decrease) in shares outstanding	(11,651)	$(282,102)

Year ended December 31, 2011:
Series shares sold	23,819	$618,805
Series shares issued in reinvestment of distributions	159	4,010
Series shares repurchased	(18,984)	(458,348)

Net increase (decrease) in shares outstanding	4,994	$164,467

Note 8:	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolio utilized the SCA during the six months ended June 30, 2012. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at June 30, 2012
Equity Portfolio	$340,000	1	1.49%	$—

Note 9:	Ownership and Affiliates

As of June 30, 2012, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

B10

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.32		$15.96	$14.65	$12.69	$16.69	$16.21

Income (Loss) From Investment Operations:
Net investment income	.54		.36	.37	.39	.50	.50
Net realized and unrealized gain (loss) on investments	.54		.37	1.31	2.08	(3.98)	.49

Total from investment operations	1.08		.73	1.68	2.47	(3.48)	.99

Less Distributions	(.36)		(.37)	(.37)	(.51)	(.52)	(.51)

Net Asset Value, end of period	$17.04		$16.32	$15.96	$14.65	$12.69	$16.69

Total Return(b)	6.66%		4.60%	11.74%	20.01%	(21.41)%	6.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,265.2		$2,191.6	$2,234.7	$2,138.7	$1,957.5	$2,721.9
Ratios to average net assets(c):
Expenses	.59	%(d)	.59%	.59%	.59%	.59%	.59%
Net investment income	2.12	%(d)	2.12%	2.32%	2.68%	3.12%	2.95%
Portfolio turnover rate(f)	99	%(e)	215%	185%	250%	336%	178%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.74		$11.67	$11.16	$9.89	$10.90	$10.85

Income (Loss) From Investment Operations:
Net investment income	.29		.56	.52	.50	.54	.58
Net realized and unrealized gain (loss) on investments	.28		.30	.63	1.46	(.90)	.02

Total from investment operations	.57		.86	1.15	1.96	(.36)	.60

Less Distributions	(.79)		(.79)	(.64)	(.69)	(.65)	(.55)

Net Asset Value, end of period	$11.52		$11.74	$11.67	$11.16	$9.89	$10.90

Total Return(b)	4.95%		7.51%	10.57%	20.51%	(3.46)%	5.71%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,386.1		$1,556.9	$1,522.9	$1,363.5	$1,134.8	$1,218.3
Ratios to average net assets(c):
Expenses	.44	%(d)	.42%	.46%	.44%	.44%	.44%
Net investment income	4.48	%(d)	4.76%	4.46%	4.79%	5.07%	5.39%
Portfolio turnover rate(f)	72	%(e)	167%	191%	401%	723%	476%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2012(c)		Year Ended December 31,
			2011	2010	2009	2008(c)	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.73		$24.75	$22.30	$16.40	$29.67	$27.45

Income (Loss) From Investment Operations:
Net investment income	.10		.13	.15	.16	.29	.35
Net realized and unrealized gain (loss) on investments	1.28		(.98)	2.48	6.04	(10.52)	2.21

Total from investment operations	1.38		(.85)	2.63	6.20	(10.23)	2.56

Less Distributions:	(.15)		(.17)	(.18)	(.30)	(3.04)	(.34)

Net Asset Value, end of period	$24.96		$23.73	$24.75	$22.30	$16.40	$29.67

Total Return(a)	5.84%		(3.47)%	11.90%	38.17%	(38.16)%	9.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,053.7		$2,997.5	$3,324.3	$3,195.1	$2,521.0	$4,423.9
Ratios to average net assets(b):
Expenses	.48	%(e)	.48%	.48%	.48%	.48%	.47%
Net investment income	.81	%(e)	.58%	.71%	.90%	1.21%	1.16%
Portfolio turnover rate	24	%(d)	49%	68%	98%	67%	57%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2012(c)		Year Ended December 31,
			2011	2010	2009	2008(c)	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.99		$25.00	$22.46	$16.47	$29.81	$27.52

Income (Loss) From Investment Operations:
Net investment income	.05		.06	.04	.09	.19	.28
Net realized and unrealized gain (loss) on investments	1.29		(1.03)	2.54	6.07	(10.61)	2.20

Total from investment operations	1.34		(.97)	2.58	6.16	(10.42)	2.48

Less Distributions:	(.06)		(.04)	(.04)	(.17)	(2.92)	(.19)

Net Asset Value, end of period	$25.27		$23.99	$25.00	$22.46	$16.47	$29.81

Total Return(a)	5.58%		(3.87)%	11.50%	37.58%	(38.47)%	8.91%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.8		$2.0	$1.9	$.4	$.4	$1.3
Ratios to average net assets(b):
Expenses	.88	%(e)	.88%	.88%	.88%	.88%	.87%
Net investment income	.41	%(e)	.19%	.34%	.52%	.78%	.74%
Portfolio turnover rate	24	%(d)	49%	68%	98%	67%	57%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying fund in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the period.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.99		$15.63	$14.28	$12.34	$18.30	$18.36

Income (Loss) From Investment Operations:
Net investment income	.18		.33	.31	.34	.45	.50
Net realized and unrealized gain (loss) on investments	1.04		.34	1.37	2.05	(4.62)	.65

Total from investment operations	1.22		.67	1.68	2.39	(4.17)	1.15

Less Distributions	(.33)		(.31)	(.33)	(.45)	(1.79)	(1.21)

Net Asset Value, end of period	$16.88		$15.99	$15.63	$14.28	$12.34	$18.30

Total Return(a)	7.69%		4.34%	12.03%	19.95%	(24.82)%	6.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,183.9		$3,036.8	$3,077.3	$2,906.0	$2,621.6	$3,716.3
Ratios to average net assets(b):
Expenses	.63	%(c)	.63%	.64%	.63%	.64%	.63%
Net investment income	2.01	%(c)	2.01%	2.06%	2.50%	2.85%	2.53%
Portfolio turnover rate(e)	112	%(d)	246%	205%	248%	321%	212%

	Global Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.94		$18.49	$16.68	$13.07	$24.62	$22.53

Income (Loss) From Investment Operations:
Net investment income	.22		.29	.28	.28	.40	.36
Net realized and unrealized gain (loss) on investments	.91		(1.56)	1.79	3.75	(10.38)	2.00

Total from investment operations	1.13		(1.27)	2.07	4.03	(9.98)	2.36

Less Distributions	(.30)		(.28)	(.26)	(.42)	(1.57)	(.27)

Net Asset Value, end of period	$17.77		$16.94	$18.49	$16.68	$13.07	$24.62

Total Return(a)	6.71%		(6.97)%	12.74%	31.39%	(42.92)%	10.48%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$578.1		$564.2	$648.5	$619.5	$512.7	$985.0
Ratios to average net assets(b):
Expenses	.85	%(c)	.84%	.87%	.85%	.84%	.81%
Net investment income	2.26	%(c)	1.54%	1.60%	1.77%	2.01%	1.43%
Portfolio turnover rate	26	%(d)	69%	69%	50%	65%	48%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

(e)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008		2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.37		$12.03	$11.86	$11.40	$11.38		$11.26

Income (Loss) From Investment Operations:
Net investment income	.13		.30	.35	.37	.45		.53
Net realized and unrealized gain on investments	.12		.60	.47	.49	.03		.10

Total from investment operations	.25		.90	.82	.86	.48		.63

Less Distributions	(.53)		(.56)	(.65)	(.40)	(.46)		(.51)

Net Asset Value, end of period	$12.09		$12.37	$12.03	$11.86	$11.40		$11.38

Total Return(a)	2.07%		7.63%	6.99%	7.71%	4.30%		5.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$389.3		$416.7	$399.2	$375.4	$370.5		$340.3
Ratios to average net assets(b):
Expenses	.48	%(c)	.46%	.50%	.47%	.52	%(e)	.52%
Net investment income	2.04	%(c)	2.48%	2.87%	3.11%	3.98	%(e)	4.62%
Portfolio turnover rate(f)	561	%(d)	1554%	1122%	1179%	2707%		2377%

	Stock Index Portfolio
	Six Months Ended June 30, 2012		Year Ended December 31,
			2011	2010	2009	2008		2007
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.47		$31.37	$27.89	$22.76	$36.84		$35.64

Income (Loss) From Investment Operations:
Net investment income	.32		.54	.48	.49	.64		.68
Net realized and unrealized gain (loss) on investments	2.60		.07	3.51	5.32	(14.02)		1.14

Total from investment operations	2.92		.61	3.99	5.81	(13.38)		1.82

Less Distributions	(.69)		(.51)	(.51)	(.68)	(.70)		(.62)

Net Asset Value, end of period	$33.70		$31.47	$31.37	$27.89	$22.76		$36.84

Total Return(a)	9.35%		1.95%	14.59%	26.07%	(36.94)%		5.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,263.6		$2,162.4	$2,277.6	$2,098.1	$1,815.8		$3,122.4
Ratios to average net assets(b):
Expenses	.32	%(c)	.33%	.36%	.37%	.37%		.37%
Net investment income	1.83	%(c)	1.74%	1.70%	2.06%	2.04%		1.73%
Portfolio turnover rate	1	%(d)	2%	4%	5%	4%		3%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

(e)	Includes interest expense of $0.03%.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Approval of Advisory Agreements

The VCA-10 Committee

The Committee of the Prudential Variable Contract Account-10 (“VCA-10”) (the “Committee”) consists of ten individuals, eight of whom are not “interested persons” of VCA-10, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-10 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-10’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-10’s management agreement with Prudential Investments LLC (“PI”) and VCA-10’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of VCA-10 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadvisers, the performance of VCA-10, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-10 and its investors as VCA-10’s assets grow. In its deliberations, the Committee did not did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-10. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

The Committee determined that the overall arrangements between VCA-10 and PI, which serves as VCA-10’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as VCA-10’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of VCA-10 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-10 by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-10, as well as the provision of recordkeeping, compliance, and other services to VCA-10. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-10’s investment restrictions and compliance with applicable VCA-10 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-10 and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-10’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from VCA-10’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-10 by Jennison, and that there was a reasonable basis on which to conclude that VCA-10 benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-10’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for VCA-10 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-10’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of VCA-10’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-10’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with VCA-10. The Committee concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as VCA-10’s securities lending agent, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with VCA-10. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-10 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-10 for the one-, three-, five- and ten-year periods ended December 31, 2011. The Committee also considered VCA-10’s actual management fee, as well as VCA-10’s net total expense ratio, for the fiscal year ended December 31, 2011. The Committee considered the management fee for VCA-10 as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-10 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-10 represents the actual expense ratio incurred by VCA-10 investors.

The mutual funds included in the Peer Universe (the Lipper VA Large-Cap Core Funds Performance Universe)1 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Committee’s consideration. The comparisons placed VCA-10 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-10’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Committee noted that VCA-10 outperformed its benchmark index over the three- and ten-year periods, though it underperformed over the one- and five-year periods.

•	The Committee concluded that, in light of VCA-10’s competitive performance over longer time periods, it would be in the best interests of VCA-10 and its investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-10 and its investors.

[1]

Although Lipper classifies VCA-10 in its VA Multi-Cap Core Funds Performance Universe, the VA Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe are more consistent with VCA-10’s investment approach, and therefore, provide a more appropriate basis for VCA-10 performance comparisons.

Approval of Advisory Agreements

The VCA-11 Committee

The Committee of the Prudential Variable Contract Account-11 (“VCA-11”) (the “Committee”) consists of ten individuals, eight of whom are not “interested persons” of VCA-11, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-11 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-11’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-11’s management agreement with Prudential Investments LLC (“PI”) and VCA-11’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of VCA-11 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PI and PIM. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of VCA-11, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-11 and its investors. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-11. In connection with its deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

The Committee determined that the overall arrangements between VCA-11 and PI, which serves as VCA-11’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as VCA-11’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of VCA-11 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-11 by PI and PIM. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for VCA-11, as well as the provision of recordkeeping, compliance, and other services to VCA-11. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by PIM, as well as adherence to VCA-11’s investment restrictions and compliance with applicable VCA-11 policies and procedures. The Committee considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of VCA-11 and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM portfolio managers who are responsible for the day-to-day management of VCA-11’s portfolio. The Committee was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Committee also noted that it received favorable compliance reports from VCA-11’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Committee noted that PIM is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to VCA-11 by PIM, and that there was a reasonable basis on which to conclude that VCA-11 benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as VCA-11’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Committee noted that the advisory fee schedule for VCA-11 does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as VCA-11’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of VCA-11’s current size and expense structure, the Committee concluded that the absence of breakpoints in VCA-11’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Committee considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with VCA 11. The Committee concluded that potential benefits to be derived by PI included benefits to its reputation or other intangible benefits resulting from PI’s association with VCA 11. The Committee concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-11 / Fees and Expenses

The Committee considered certain additional specific factors and made related conclusions relating to the historical performance of VCA-11 for the one-, three-, five- and ten-year periods ended December 31, 2011. The Committee also considered VCA-11’s actual management fee, as well as VCA-11’s net total expense ratio, for the fiscal year ended December 31, 2011. The Committee considered the management fee for VCA-11 as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-11 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-11 represents the actual expense ratio incurred by VCA-11 investors.

The mutual funds included in the Peer Universe (the Lipper VA Money Market Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed VCA-11 in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-11’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 4th Quartile

•	The Board concluded that, in light of VCA-11’s competitive performance over longer time periods, it would be in the best interests of VCA-11 and its investors to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-11 and its investors.

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) consists of ten individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2012 (the “Meeting”) and approved the renewal of the agreements through July 31, 2013, after concluding that renewal of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.

In advance of the meetings, the Trustees requested and received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with their consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided by PI and each subadviser, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’

portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedule for the Portfolios generally does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets, the Stock Index Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced. The Board also noted that the management fee was subject to a voluntary waiver by PI of 0.05% of the management fee at each breakpoint level, and that PI had agreed to retain this waiver.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2011. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board concluded that in light of the Portfolio’s competitive long-term performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, although it underperformed the index over the one-, five- and ten-year periods.

•

The Board noted, however, the continued improved performance of the Portfolio against its Peer Group, including in the last quarter of 2011 and the first quarter of 2012, when the Portfolio ranked in the second quartile.

•	The Board further noted information furnished by PI indicating that the Portfolio’s recent underperformance was attributable to the Portfolio’s domestic equity subadvisers.

•	The Board further noted PI’s recommendation that each of the Portfolio’s subadvisers be retained based on the complementary investment philosophies utilized by each subadviser.

•	The Board concluded that it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance over the longer-term, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio’s performance over all periods closely tracked the benchmark index, which was consistent with the Portfolio’s operation as an index fund.

•	The Board accepted PI’s recommendation to retain the existing voluntary waiver of 0.05% of the management fee at each breakpoint level.

•

The Board concluded that, in light of the Portfolio’s consistent performance to that of the benchmark index, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

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Prudential Retirement, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0228795-00001-00    MD.RS.011

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Prudential Variable Contract Account-11

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 23, 2012